UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5669
_________________________________________

FIFTH THIRD FUNDS
______________________________________________________________________________________
(Exact name of registrant as specified in charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263
______________________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
E. Keith Wirtz	David A. Sturms
President	Vedder Price P.C.
Fifth Third Funds	222 North LaSalle Street
38 Fountain Square Plaza	Chicago, IL 60601-1003
Cincinnati, Ohio 45263

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Item 1.    Schedule of Investments.

Small Cap Growth
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.8%)
Aerospace & Defense (1.2%)
GeoEye, Inc. * (a)	15,200	$563,768

Air Freight & Logistics (1.9%)
Air Transport Services Group, Inc. * (a)	106,800	873,624

Auto Components (2.0%)
Tenneco, Inc. * (a)	20,600	951,926

Beverages (2.1%)
Primo Water Corp. * (a)	66,300	997,152

Capital Markets (a) (5.3%)
Ares Capital Corp.	52,600	931,546
Evercore Partners, Inc., Class A	23,500	819,915
Stifel Financial Corp. *	16,199	739,970

		2,491,431

Communications Equipment (a) (4.2%)
Acme Packet, Inc. *	12,100	999,581
Netgear, Inc. *	23,800	993,650

		1,993,231

Consumer Finance (1.4%)
Cash America International, Inc. (a)	14,200	673,790

Containers & Packaging (1.8%)
Rock-Tenn Co., Class A (a)	12,400	856,468

Diversified Consumer Services (1.1%)
ChinaCast Education Corp. * (a)	82,600	504,686

Diversified Telecommunication Services (2.1%)
Cogent Communications Group, Inc. * (a)	68,200	989,582

Electrical Equipment (2.1%)
Polypore International, Inc. *	16,300	1,006,851

Energy Equipment & Services (4.9%)
Global Geophysical Services, Inc. * (a)	72,800	1,382,472
North American Energy Partners, Inc. *	82,500	940,500

		2,322,972

Food Products (2.0%)
Diamond Foods, Inc. (a)	14,300	938,080

Health Care Equipment & Supplies (a) (6.2%)
Endologix, Inc. *	143,700	1,142,415
Masimo Corp.	26,500	921,935
NxStage Medical, Inc. *	34,100	840,224

		2,904,574

Health Care Providers & Services (a) (3.6%)
ExamWorks Group, Inc. *	35,000	777,000
HMS Holdings Corp. *	11,700	920,907

		1,697,907

Internet & Catalog Retail (1.7%)
Valuevision Media, Inc., Class A *	125,000	797,500

Continued

1

Small Cap Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Internet Software & Services (8.7%)
Constant Contact, Inc. * (a)	28,300	784,193
Envestnet, Inc. * (a)	62,800	832,100
SciQuest, Inc. *	62,203	887,015
SPS Commerce, Inc. *	55,700	914,037
support.com, Inc. * (a)	114,900	658,377

		4,075,722

IT Services (3.9%)
Cardtronics, Inc. * (a)	53,400	1,134,750
iGate Corp.	42,500	720,800

		1,855,550

Leisure Equipment & Products (2.0%)
Polaris Industries, Inc. (a)	9,000	948,870

Life Sciences Tools & Services (1.8%)
Luminex Corp. * (a)	43,700	847,343

Media (5.5%)
Imax Corp. * (a)	24,900	873,492
MDC Partners, Inc., Class A	46,500	773,295
ReachLocal, Inc. * (a)	41,000	952,840

		2,599,627

Metals & Mining (2.0%)
Carpenter Technology Corp. (a)	18,000	922,680

Oil, Gas & Consumable Fuels (1.2%)
Voyager Oil & Gas, Inc. * (a)	135,000	575,100

Pharmaceuticals (2.3%)
Akorn, Inc. * (a)	162,200	1,073,764

Professional Services (a) (3.4%)
Kelly Services, Inc., Class A *	36,100	689,871
Kforce, Inc. *	58,100	909,265

		1,599,136

Road & Rail (1.6%)
Knight Transportation, Inc. (a)	43,000	774,430

Semiconductors & Semiconductor Equipment (a) (5.5%)
Entropic Communications, Inc. *	118,300	1,036,308
Omnivision Technologies, Inc. *	26,200	880,320
Rubicon Technology, Inc. *	22,700	647,177

		2,563,805

Software (a) (4.9%)
JDA Software Group, Inc. *	22,300	730,771
SuccessFactors, Inc. *	21,000	728,070
Ultimate Software Group, Inc. *	14,900	834,400

		2,293,241

Specialty Retail (a) (4.1%)
Monro Muffler Brake, Inc.	24,899	756,432
Ulta Salon Cosmetics & Fragrance, Inc. *	21,800	1,159,542

		1,915,974

Continued

2

Small Cap Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Textiles, Apparel & Luxury Goods (a) (4.5%)
Deckers Outdoor Corp. *	13,900	1,179,554
Warnaco Group, Inc. (The) *	14,300	920,348

		2,099,902

Trading Companies & Distributors (a) (3.8%)
Kaman Corp.	23,900	889,080
Rush Enterprises, Inc., Class A *	42,100	887,047

		1,776,127

Total Common Stocks		46,484,813

Investment Companies (28.5%)
State Street Navigator Securities Lending Portfolio (c)	13,418,787	13,418,787

Total Investment Companies		13,418,787

Investments in Affiliates (0.9%)
Fifth Third Institutional Money Market Fund (b)	392,001	392,001

Total Investments in Affiliates		392,001

Total Investments (Cost $45,573,014) - 128.2%		60,295,601
Liabilities in excess of other assets - (28.2)%		(13,258,181)

NET ASSETS - 100.0%		$47,037,420

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	Represents investments of cash collateral received in connection with securities lending.

At April 30, 2011, Small Cap Growth’s investments were in the following countries:

Country

Canada	4.3%
China	0.8%
United States	94.9%

Total	100.0%

See notes to schedules of investments.

3

Mid Cap Growth
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.7%)
Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	16,000	$1,282,880

Auto Components (2.8%)
BorgWarner, Inc. * (a)	21,000	1,622,040
TRW Automotive Holdings Corp. *	21,000	1,198,260

		2,820,300

Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc. *	17,000	1,647,130
Pharmasset, Inc. * (a)	12,000	1,217,640

		2,864,770

Capital Markets (1.6%)
Affiliated Managers Group, Inc. *	15,000	1,636,200

Chemicals (3.1%)
CF Industries Holdings, Inc.	12,000	1,698,600
FMC Corp.	16,000	1,412,480

		3,111,080

Commercial Services & Supplies (1.4%)
Stericycle, Inc. * (a)	15,000	1,369,200

Communications Equipment (5.9%)
Acme Packet, Inc. *	18,000	1,486,980
Aruba Networks, Inc. *	39,000	1,401,270
JDS Uniphase Corp. *	61,000	1,271,240
Polycom, Inc. *	30,000	1,794,900

		5,954,390

Construction & Engineering (1.0%)
Fluor Corp.	14,000	979,160

Consumer Finance (1.2%)
Discover Financial Services	48,000	1,192,320

Electrical Equipment (1.3%)
AMETEK, Inc.	28,000	1,289,120

Electronic Equipment, Instruments & Components (1.2%)
Anixter International, Inc. (a)	16,000	1,202,240

Energy Equipment & Services (5.6%)
Dresser-Rand Group, Inc. *	22,000	1,155,880
FMC Technologies, Inc. *	36,000	1,673,280
Helmerich & Payne, Inc.	18,000	1,194,120
McDermott International, Inc. *	69,000	1,593,210

		5,616,490

Food Products (1.1%)
Mead Johnson Nutrition Co.	17,000	1,136,960

Health Care Equipment & Supplies (4.9%)
Cooper Cos., Inc. (The)	18,000	1,348,200
Sirona Dental Systems, Inc. *	18,000	1,027,260
St. Jude Medical, Inc.	24,000	1,282,560

Continued

1

Mid Cap Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Zoll Medical Corp. * (a)	22,000	1,246,960

		4,904,980

Health Care Providers & Services (2.9%)
AMERIGROUP Corp. * (a)	23,000	1,570,900
HMS Holdings Corp. *	17,000	1,338,070

		2,908,970

Health Care Technology (1.4%)
SXC Health Solutions Corp. *	25,000	1,379,000

Hotels, Restaurants & Leisure (a) (3.9%)
Buffalo Wild Wings, Inc. *	16,000	977,600
Chipotle Mexican Grill, Inc. *	4,000	1,067,160
Wynn Resorts, Ltd.	13,000	1,912,950

		3,957,710

Internet & Catalog Retail (2.2%)
priceline.com, Inc. *	4,000	2,188,040

Internet Software & Services (1.3%)
Rackspace Hosting, Inc. * (a)	29,000	1,339,510

IT Services (1.6%)
Teradata Corp. *	29,000	1,621,680

Life Sciences Tools & Services (3.5%)
Agilent Technologies, Inc. *	40,000	1,996,400
Mettler-Toledo International, Inc. *	8,000	1,499,200

		3,495,600

Machinery (9.1%)
CNH Global NV *	24,000	1,159,200
Gardner Denver, Inc.	19,000	1,641,790
Joy Global, Inc.	15,000	1,514,250
Nordson Corp. (a)	18,000	1,025,460
Snap-On, Inc.	16,000	988,320
Timken Co.	22,000	1,240,580
Wabco Holding, Inc. *	22,000	1,624,700

		9,194,300

Media (1.4%)
CBS Corp., Class B	57,000	1,437,540

Metals & Mining (1.4%)
Cliffs Natural Resources, Inc.	15,000	1,405,800

Oil, Gas & Consumable Fuels (3.9%)
Brigham Exploration Co. *	40,000	1,341,200
Peabody Energy Corp.	19,000	1,269,580
Pioneer Natural Resources Co.	13,000	1,328,990

		3,939,770

Personal Products (1.4%)
Estee Lauder Cos., Inc. (The), Class A	14,000	1,358,000

Pharmaceuticals (3.7%)
Perrigo Co.	16,000	1,445,760
Shire PLC, ADR * (a)	11,000	1,025,310

Continued

2

Mid Cap Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Watson Pharmaceuticals, Inc. *	20,000	1,240,400

		3,711,470

Real Estate Management & Development (2.4%)
CB Richard Ellis Group, Inc., Class A *	38,000	1,014,980
Jones Lang LaSalle, Inc.	14,000	1,433,320

		2,448,300

Road & Rail (1.8%)
Kansas City Southern *	31,000	1,801,410

Semiconductors & Semiconductor Equipment (2.8%)
Altera Corp.	35,000	1,704,500
Avago Technologies, Ltd.	32,000	1,070,720

		2,775,220

Software (7.5%)
Citrix Systems, Inc. *	20,000	1,686,800
CommVault Systems, Inc. *	29,000	1,142,310
Informatica Corp. *	30,000	1,680,300
Intuit, Inc. *	34,000	1,889,040
MICROS Systems, Inc. *	22,000	1,144,440

		7,542,890

Specialty Retail (4.3%)
Limited Brands, Inc. *	37,000	1,522,920
Tractor Supply Co.	23,000	1,423,010
Ulta Salon Cosmetics & Fragrance, Inc. * (a)	26,000	1,382,940

		4,328,870

Textiles, Apparel & Luxury Goods (2.7%)
Fossil, Inc. *	17,000	1,628,260
Vera Bradley, Inc. *	22,000	1,070,080

		2,698,340

Tobacco (1.0%)
Lorillard, Inc. *	9,500	1,011,750

Trading Companies & Distributors (2.3%)
Fastenal Co.	20,000	1,341,800
United Rentals, Inc. * (a)	34,000	1,000,280

		2,342,080

Total Common Stocks		98,246,340

Investment Companies (16.4%)
State Street Navigator Securities Lending Portfolio (c)	16,541,023	16,541,023

Total Investment Companies		16,541,023

Investments in Affiliates (2.4%)
Fifth Third Institutional Money Market Fund (b)	2,385,978	2,385,978

Total Investments in Affiliates		2,385,978

Continued

3

Mid Cap Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Investments (Cost $91,003,306) - 116.5%	117,173,341

Liabilities in excess of other assets - (16.5)%	(16,612,788)

NET ASSETS - 100.0%	$100,560,553

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

See notes to schedules of investments.

4

Quality Growth
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.7%)
Aerospace & Defense (1.2%)
United Technologies Corp.	50,000	$4,479,000

Auto Components (2.5%)
BorgWarner, Inc. * (b)	54,000	4,170,960
Johnson Controls, Inc.	126,000	5,166,000

		9,336,960

Beverages (2.0%)
Coca-Cola Co. (The)	110,000	7,420,600

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc. *	55,000	5,328,950
Biogen Idec, Inc. *	44,000	4,283,400

		9,612,350

Capital Markets (1.8%)
Ameriprise Financial, Inc.	110,000	6,826,600

Chemicals (5.2%)
FMC Corp.	47,000	4,149,160
International Flavors & Fragrances, Inc.	80,000	5,081,600
Mosaic Co. (The) (b)	67,000	5,015,620
Valspar Corp.(b)	130,000	5,110,300

		19,356,680

Commercial Services & Supplies (1.8%)
Stericycle, Inc. * (b)	73,000	6,663,440

Communications Equipment (2.8%)
Polycom, Inc. *	90,000	5,384,700
Qualcomm, Inc.	85,000	4,831,400

		10,216,100

Computers & Peripherals (6.7%)
Apple, Inc. *	51,000	17,759,730
EMC Corp. * (b)	250,000	7,085,000

		24,844,730

Construction & Engineering (1.3%)
Fluor Corp.	68,000	4,755,920

Diversified Financial Services (1.4%)
JP Morgan Chase & Co.	114,000	5,201,820

Electrical Equipment (1.6%)
AMETEK, Inc.	130,000	5,985,200

Electronic Equipment, Instruments & Components (2.9%)
Agilent Technologies, Inc. *	120,000	5,989,200
Corning, Inc.	220,000	4,606,800

		10,596,000

Energy Equipment & Services (3.5%)
National Oilwell Varco, Inc.	75,000	5,751,750
Schlumberger, Ltd.	78,000	7,000,500

		12,752,250

Continued

1

Quality Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	97,000	7,849,240

Food Products (0.9%)
Ralcorp Holdings, Inc. *	44,467	3,459,533

Health Care Equipment & Supplies (4.6%)
Cooper Cos., Inc. (The) (b)	82,000	6,141,800
Covidien PLC	118,000	6,571,420
Edwards Lifesciences Corp. *	48,000	4,144,800

		16,858,020

Health Care Providers & Services (1.9%)
UnitedHealth Group, Inc.	140,000	6,892,200

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	74,000	5,794,940

Household Durables (1.1%)
Stanley Black & Decker, Inc.	56,000	4,068,400

Household Products (1.2%)
Procter & Gamble Co. (The)	68,000	4,413,200

Internet & Catalog Retail (1.5%)
priceline.com, Inc. *	9,800	5,360,698

Internet Software & Services (1.6%)
Baidu, Inc., ADR *	40,000	5,940,800

IT Services (6.7%)
Cognizant Technology Solutions Corp., Class A *	70,000	5,803,000
Fiserv, Inc. *	102,000	6,253,620
International Business Machines Corp.	75,000	12,793,500

		24,850,120

Machinery (6.3%)
Cummins, Inc.	34,000	4,086,120
Danaher Corp.	140,000	7,733,600
Deere & Co.	76,000	7,410,000
Parker Hannifin Corp.	41,000	3,867,120

		23,096,840

Media (1.6%)
Walt Disney Co. (The)	136,000	5,861,600

Metals & Mining (1.3%)
Cliffs Natural Resources, Inc. (b)	52,000	4,873,440

Oil, Gas & Consumable Fuels (7.1%)
Anadarko Petroleum Corp.	57,000	4,499,580
Exxon Mobil Corp.	97,000	8,536,000
Occidental Petroleum Corp.	68,000	7,771,720
Peabody Energy Corp.	80,000	5,345,600

		26,152,900

Personal Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	58,000	5,626,000

Pharmaceuticals (3.4%)
Perrigo Co.	68,000	6,144,480

Continued

2

Quality Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Watson Pharmaceuticals, Inc. *	102,000	6,326,040

		12,470,520

Real Estate Management & Development (1.6%)
CB Richard Ellis Group, Inc., Class A * (b)	220,000	5,876,200

Road & Rail (3.1%)
JB Hunt Transport Services, Inc.	120,000	5,721,600
Union Pacific Corp.	56,000	5,794,320

		11,515,920

Semiconductors & Semiconductor Equipment (3.5%)
Altera Corp.	150,000	7,305,000
Maxim Integrated Products, Inc.	200,000	5,468,000

		12,773,000

Software (3.4%)
Citrix Systems, Inc. *	43,000	3,626,620
Oracle Corp.	250,000	9,012,500

		12,639,120

Specialty Retail (1.3%)
Williams-Sonoma, Inc. (b)	111,000	4,818,510

Textiles, Apparel & Luxury Goods (1.5%)
Fossil, Inc. *	56,000	5,363,680

Trading Companies & Distributors (1.7%)
Fastenal Co.	95,000	6,373,550

Total Common Stocks		360,976,081

Investment Companies (9.5%)
State Street Navigator Securities Lending Portfolio (e)	35,085,461	35,085,461

Total Investment Companies		35,085,461

	Principal
	Amount

Asset-Backed Securities (0.0%)
Manufactured Housing ABS Other (0.0%)
Conseco Financial Corp., Series 1995-4, Class M1, 7.60%, 6/15/25 (a)	$56,603	57,246

Total Asset-Backed Securities		57,246

Corporate Bonds (0.1%)
Commercial Banks-Central U.S. (0.1%)
Bank One Capital III, 8.75%, 9/01/30	165,792	211,476

Total Corporate Bonds		211,476

Mortgage-Backed Securities (0.2%)
U.S. Government Agencies (0.2%)
Fannie Mae, 6.00%, 8/25/33 (a)	209,920	217,710
Freddie Mac, 5.50%, 3/15/35	222,635	243,930
Government National Mortgage Association, IO, 0.37%, 4/16/46 (a) (d)	2,223,243	47,840

		509,480

WL Collateral CMO Other (0.0%)
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)	136,087	133,972

Continued

3

Quality Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

WL Collateral CMO Sequential (0.0%)
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	78,345	76,321

Total Mortgage-Backed Securities		719,773

	Shares

Investments in Affiliates (2.5%)
Fifth Third Institutional Money Market Fund (c)	9,068,637	9,068,637

Total Investments in Affiliates		9,068,637

Total Investments (Cost $306,727,945) - 110.0%		406,118,674

Liabilities in excess of other assets - (10.0)%		(36,777,184)

NET ASSETS - 100.0%		$369,341,490

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	All or part of this security was on loan.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	Illiquid Securities.
(e)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

See notes to schedules of investments.

4

Dividend Growth
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.4%)
Aerospace & Defense (2.1%)
United Technologies Corp.	1,458	$130,608

Air Freight & Logistics (1.4%)
United Parcel Service, Inc., Class B (a)	1,143	85,691

Beverages (1.6%)
Diageo PLC, ADR	488	39,709
PepsiCo, Inc.	870	59,934

		99,643

Capital Markets (3.2%)
Ameriprise Financial, Inc.	2,426	150,558
Goldman Sachs Group, Inc. (The)	319	48,172

		198,730

Chemicals (4.5%)
Air Products & Chemicals, Inc.	692	66,100
Ecolab, Inc. (a)	1,034	54,554
International Flavors & Fragrances, Inc.	941	59,772
Praxair, Inc.	976	103,866

		284,292

Commercial Banks (3.6%)
Cullen / Frost Bankers, Inc. (a)	1,229	72,806
PNC Financial Services Group, Inc.	950	59,223
U.S. Bancorp	3,699	95,508

		227,537

Computers & Peripherals (3.0%)
Apple, Inc. *	546	190,134

Construction & Engineering (1.0%)
Fluor Corp.	881	61,617

Diversified Financial Services (2.5%)
JP Morgan Chase & Co.	3,487	159,112

Diversified Telecommunication Services (1.6%)
AT&T, Inc. (a)	3,326	103,505

Electrical Equipment (1.4%)
Roper Industries, Inc. (a)	1,029	88,998

Energy Equipment & Services (3.1%)
Schlumberger, Ltd.	2,198	197,270

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	1,266	102,445

Food Products (4.2%)
General Mills, Inc.	1,621	62,538
HJ Heinz Co. (a)	1,094	56,046
JM Smucker Co. (The)	1,112	83,478
Kellogg Co. (a)	1,109	63,512

		265,574

Gas Utilities (2.0%)
Oneok, Inc.	1,782	124,633

Continued

1

Dividend Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Health Care Equipment & Supplies (4.8%)
Baxter International, Inc.	1,320	75,108
Covidien PLC	2,300	128,087
Stryker Corp. (a)	1,704	100,536

		303,731

Health Care Providers & Services (4.3%)
AmerisourceBergen Corp.	4,114	167,193
UnitedHealth Group, Inc.	2,056	101,217

		268,410

Hotels, Restaurants & Leisure (2.3%)
McDonald’s Corp.	1,880	147,223

Household Durables (1.9%)
Stanley Black & Decker, Inc.	1,662	120,744

Household Products (2.9%)
Procter & Gamble Co. (The)	2,841	184,381

Insurance (1.7%)
MetLife, Inc. (a)	2,245	105,044

IT Services (5.8%)
Automatic Data Processing, Inc. (a)	1,846	100,330
International Business Machines Corp.	1,542	263,034

		363,364

Leisure Equipment & Products (1.1%)
Hasbro, Inc.	1,544	72,321

Machinery (6.7%)
Cummins, Inc.	558	67,060
Deere & Co. (a)	705	68,738
Eaton Corp.	1,675	89,663
Illinois Tool Works, Inc. (a)	856	49,999
Parker Hannifin Corp.	612	57,724
Snap-On, Inc. (a)	1,477	91,234

		424,418

Media (2.0%)
Walt Disney Co. (The) (a)	2,881	124,171

Multi-Utilities (1.4%)
Wisconsin Energy Corp.	2,773	86,545

Oil, Gas & Consumable Fuels (11.4%)
Apache Corp.	1,705	227,396
Chevron Corp.	1,266	138,551
ConocoPhillips	1,206	95,189
Exxon Mobil Corp.	1,776	156,288
Occidental Petroleum Corp.	883	100,918

		718,342

Pharmaceuticals (3.5%)
Novartis AG, ADR	2,665	157,688
Watson Pharmaceuticals, Inc. * (a)	1,025	63,570

		221,258

Continued

2

Dividend Growth
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Road & Rail (2.1%)
CSX Corp. (a)	1,654	130,153

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	1,598	64,415

Software (3.1%)
Microsoft Corp.	2,679	69,708
Oracle Corp.	3,444	124,156

		193,864

Specialty Retail (1.3%)
TJX Cos., Inc.	1,476	79,143

Textiles, Apparel & Luxury Goods (2.3%)
Nike, Inc., Class B (a)	1,055	86,848
VF Corp.	583	58,626

		145,474

Trading Companies & Distributors (1.0%)
WW Grainger, Inc.	436	66,098

Total Common Stocks		6,138,888

Investment Companies (18.1%)
State Street Navigator Securities Lending Portfolio (c)	1,142,048	1,142,048

Total Investment Companies		1,142,048

Investments in Affiliates (2.2%)
Fifth Third Institutional Money Market Fund (b)	134,057	134,057

Total Investments in Affiliates		134,057

Total Investments (Cost $5,673,099) - 117.7%		7,414,993

Liabilities in excess of other assets - (17.7)%		(1,113,491)

NET ASSETS - 100.0%		$6,301,502

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

See notes to schedules of investments.

3

Micro Cap Value
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (89.9%)
Auto Components (0.5%)
Motorcar Parts of America, Inc. *	21,622	$300,978

Capital Markets (5.8%)
Gladstone Capital Corp.	45,663	518,732
JMP Group, Inc.	52,600	452,360
MVC Capital, Inc.	43,662	603,845
NGP Capital Resources Co.	73,640	695,162
Sanders Morris Harris Group, Inc.	79,570	686,689
SWS Group, Inc.	98,221	599,148

		3,555,936

Commercial Banks (7.4%)
Center Bancorp, Inc.	47,713	456,136
Center Financial Corp. *	38,949	283,938
Independent Bank Corp.	21,827	639,749
MainSource Financial Group, Inc.	35,758	344,350
Northrim BanCorp, Inc.	25,036	500,970
Pacific Continental Corp.	22,855	218,265
Renasant Corp.	32,682	548,404
Simmons First National Corp., Class A	16,018	422,715
Sterling Bancorp	50,099	518,525
Washington Trust Bancorp, Inc.	25,783	604,096

		4,537,148

Commercial Services & Supplies (1.0%)
Schawk, Inc.	32,709	616,892

Communications Equipment (1.0%)
EXFO, Inc. *	25,600	240,896
Westell Technologies, Inc., Class A *	104,100	374,760

		615,656

Construction & Engineering (1.4%)
Pike Electric Corp. *	86,496	878,799

Distributors (0.7%)
Audiovox Corp., Class A *	62,210	459,110

Diversified Consumer Services (0.5%)
Carriage Services, Inc. *	50,260	321,664

Diversified Telecommunication Services (2.1%)
Neutral Tandem, Inc. *	40,900	625,361
Premiere Global Services, Inc. *	85,054	672,777

		1,298,138

Electric Utilities (1.1%)
Central Vermont Public Service Corp.	29,100	681,231

Electrical Equipment (1.0%)
PowerSecure International, Inc. *	79,500	624,075

Electronic Equipment, Instruments & Components (1.2%)
CTS Corp.	44,433	488,319
PAR Technology Corp. *	62,395	264,555

		752,874

Continued

1

Micro Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Energy Equipment & Services (2.1%)
Mitcham Industries, Inc. *	31,777	507,797
North American Energy Partners, Inc. *	67,506	769,568

		1,277,365

Food & Staples Retailing (3.0%)
Nash Finch Co.	19,134	712,167
Spartan Stores, Inc.	3,400	53,074
Susser Holdings Corp. *	32,021	441,570
Winn-Dixie Stores, Inc. *	87,800	622,502

		1,829,313

Food Products (2.2%)
Inventure Foods, Inc. *	128,318	560,750
Overhill Farms, Inc. *	125,440	772,710

		1,333,460

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	11,601	496,407

Health Care Equipment & Supplies (3.7%)
Greatbatch, Inc. *	15,956	431,929
Kensey Nash Corp. *	24,490	605,638
Medical Action Industries, Inc. *	69,629	605,772
Symmetry Medical, Inc. *	61,000	606,950

		2,250,289

Health Care Providers & Services (3.1%)
American Dental Partners, Inc. *	50,423	665,079
BioScrip, Inc. *	149,600	689,656
Cross Country Healthcare, Inc. *	77,397	574,286

		1,929,021

Health Care Technology (1.0%)
Omnicell, Inc. *	38,455	591,438

Hotels, Restaurants & Leisure (1.9%)
Benihana, Inc., Class A *	71,540	633,129
Frisch’s Restaurants, Inc.	24,091	546,384

		1,179,513

Household Durables (0.9%)
Hooker Furniture Corp.	44,000	547,360

Insurance (4.4%)
American Equity Investment Life Holding Co.	51,239	658,934
AMERISAFE, Inc. *	19,480	434,988
EMC Insurance Group, Inc.	23,800	519,078
Meadowbrook Insurance Group, Inc.	56,783	581,458
SeaBright Holdings, Inc.	48,408	494,730

		2,689,188

Internet Software & Services (2.0%)
Infospace, Inc. *	71,176	640,584
Perficient, Inc. *	49,560	619,004

		1,259,588

IT Services (2.4%)
Ciber, Inc. *	91,172	521,504
Continued

2

Micro Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Global Cash Access Holdings, Inc. *	117,500	387,750
Ness Technologies, Inc. *	89,525	583,703

		1,492,957

Life Sciences Tools & Services (1.0%)
Medtox Scientific, Inc. *	38,537	615,821

Machinery (2.8%)
Federal Signal Corp.	56,447	381,017
Flow International Corp. *	131,052	564,834
Greenbrier Cos., Inc. *	29,418	796,346

		1,742,197

Metals & Mining (0.8%)
Horsehead Holding Corp. *	31,300	493,601

Multiline Retail (0.7%)
Fred’s, Inc., Class A	29,294	408,944

Oil, Gas & Consumable Fuels (2.1%)
Petroquest Energy, Inc. *	91,800	804,168
Tsakos Energy Navigation, Ltd.	49,000	509,110

		1,313,278

Paper & Forest Products (1.1%)
PH Glatfelter Co.	50,192	682,611

Personal Products (1.2%)
Prestige Brands Holdings, Inc. *	61,799	713,778

Professional Services (3.7%)
Barrett Business Services, Inc.	42,905	691,628
CBIZ, Inc. *	91,751	672,535
Dolan Co. (The) *	32,553	383,149
Navigant Consulting, Inc. *	47,600	554,540

		2,301,852

Real Estate Investment Trusts (4.2%)
Cedar Shopping Centers, Inc.	79,014	466,183
Gladstone Commercial Corp.	33,600	612,864
MHI Hospitality Corp. *	111,982	319,149
Monmouth Real Estate Investment Corp., Class A	80,606	673,866
UMH Properties, Inc.	50,400	521,136

		2,593,198

Road & Rail (5.3%)
Celadon Group, Inc. *	58,820	868,771
Marten Transport, Ltd.	23,220	519,199
Saia, Inc. *	35,493	589,184
USA Truck, Inc. *	43,727	544,401
Vitran Corp., Inc. *	46,050	717,920

		3,239,475

Semiconductors & Semiconductor Equipment (5.7%)
Cohu, Inc.	32,400	466,884
IXYS Corp. *	44,649	708,133
Pericom Semiconductor Corp. *	47,912	435,520
Photronics, Inc. *	88,305	770,903
Rudolph Technologies, Inc. *	52,744	596,535

Continued

3

Micro Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Ultratech, Inc. *	16,447	514,955

		3,492,930

Software (0.7%)
Versant Corp. *	32,144	415,943

Specialty Retail (3.5%)
Cache, Inc. *	121,233	695,878
Casual Male Retail Group, Inc. *	108,110	456,224
Stage Stores, Inc.	23,900	460,314
Stein Mart, Inc. *	52,643	572,756

		2,185,172

Thrifts & Mortgage Finance (4.5%)
Berkshire Hills Bancorp, Inc.	33,895	755,859
BofI Holding, Inc. *	48,850	820,680
Dime Community Bancshares, Inc.	31,300	483,898
WSFS Financial Corp.	15,462	695,326

		2,755,763

Trading Companies & Distributors (0.9%)
Aceto Corp.	70,298	563,087

Wireless Telecommunication Services (0.5%)
USA Mobility, Inc.	21,305	329,162

Total Common Stocks		55,365,212

Investments in Affiliates (9.9%)
Fifth Third Institutional Money Market Fund (a)	6,080,301	6,080,301

Total Investments in Affiliates		6,080,301

Total Investments (Cost $52,602,799) - 99.8%		61,445,513

Other assets in excess of liabilities - 0.2%		113,249

NET ASSETS - 100.0%		$61,558,762

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

4

Small Cap Value
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (93.6%)
Aerospace & Defense (3.3%)
AAR Corp.*	25,724	$669,853
Curtiss-Wright Corp.	26,008	864,766
Orbital Sciences Corp. *	46,238	870,662

		2,405,281

Capital Markets (3.0%)
Piper Jaffray Cos. *	30,200	1,082,670
SWS Group, Inc.	182,349	1,112,329

		2,194,999

Chemicals (3.5%)
Innophos Holdings, Inc.	12,637	585,599
Olin Corp.	42,460	1,092,920
OM Group, Inc. *	26,081	945,175

		2,623,694

Commercial Banks (9.3%)
FNB Corp.	127,101	1,391,756
Glacier Bancorp, Inc.	69,487	1,044,390
Independent Bank Corp.	8,300	243,190
Old National Bancorp	110,958	1,148,415
Renasant Corp.	47,752	801,279
UMB Financial Corp.	31,938	1,344,909
United Bankshares, Inc.	34,859	911,911

		6,885,850

Commercial Services & Supplies (3.3%)
Consolidated Graphics, Inc. *	22,230	1,248,214
KAR Auction Services, Inc. *	61,079	1,191,041

		2,439,255

Communications Equipment (1.1%)
Comtech Telecommunications Corp.	27,717	784,391

Construction & Engineering (2.7%)
Great Lakes Dredge & Dock Corp.	113,321	844,241
Pike Electric Corp. *	113,085	1,148,944

		1,993,185

Consumer Finance (1.8%)
Cash America International, Inc.	27,877	1,322,764

Diversified Consumer Services (1.4%)
Regis Corp.	60,902	1,035,334

Diversified Telecommunication Services (1.3%)
Neutral Tandem, Inc. *	63,546	971,618

Electric Utilities (1.4%)
Unitil Corp.	40,923	1,033,715

Electrical Equipment (1.3%)
EnerSys *	25,291	958,276

Energy Equipment & Services (3.7%)
Helix Energy Solutions Group, Inc. *	43,871	830,478
North American Energy Partners, Inc. *	86,917	990,854

Continued

1

Small Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Parker Drilling Co. *	130,833	932,839

		2,754,171

Food & Staples Retailing (3.2%)
Nash Finch Co.	28,700	1,068,214
Spartan Stores, Inc.	4,900	76,489
Winn-Dixie Stores, Inc. *	173,358	1,229,108

		2,373,811

Food Products (1.7%)
Fresh Del Monte Produce, Inc.	47,228	1,280,351

Health Care Equipment & Supplies (2.6%)
Symmetry Medical, Inc. *	102,900	1,023,855
Wright Medical Group, Inc. *	54,735	904,770

		1,928,625

Health Care Providers & Services (1.4%)
BioScrip, Inc. *	232,900	1,073,669

Household Durables (1.5%)
Helen of Troy, Ltd. *	36,058	1,122,125

Independent Power Producers & Energy Traders (0.8%)
GenOn Energy, Inc. *	155,078	609,457

Insurance (4.0%)
American Equity Investment Life Holding Co.	101,500	1,305,290
Endurance Specialty Holdings, Ltd.	17,101	758,258
Meadowbrook Insurance Group, Inc.	83,820	858,317

		2,921,865

Machinery (2.4%)
Albany International Corp., Class A	46,755	1,183,369
Federal Signal Corp.	89,389	603,376

		1,786,745

Metals & Mining (3.2%)
Coeur d’Alene Mines Corp. *	22,151	702,408
Northgate Minerals Corp. *	324,464	979,881
Schnitzer Steel Industries, Inc., Class A	10,977	681,343

		2,363,632

Multi-Utilities (1.8%)
Black Hills Corp.	38,628	1,342,323

Multiline Retail (1.6%)
Fred’s, Inc., Class A	83,991	1,172,514

Oil, Gas & Consumable Fuels (5.5%)
Penn Virginia Corp.	66,394	1,026,451
Petroquest Energy, Inc. *	87,400	765,624
Tsakos Energy Navigation, Ltd.	114,915	1,193,967
USEC, Inc. *	230,807	1,057,096

		4,043,138

Paper & Forest Products (1.8%)
PH Glatfelter Co.	97,813	1,330,257

Continued

2

Small Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Personal Products (1.3%)
Prestige Brands Holdings, Inc. *	85,600	988,680

Professional Services (2.9%)
CBIZ, Inc. *	131,700	965,361
Navigant Consulting, Inc. *	99,466	1,158,779

		2,124,140

Real Estate Investment Trusts (8.4%)
Brandywine Realty Trust	76,347	969,607
Cedar Shopping Centers, Inc.	158,363	934,342
Entertainment Properties Trust	23,064	1,098,077
First Potomac Realty Trust	56,765	921,296
LaSalle Hotel Properties	39,789	1,119,662
U-Store-It Trust	103,638	1,177,328

		6,220,312

Road & Rail (3.6%)
Marten Transport, Ltd.	40,400	903,344
RailAmerica, Inc. *	41,561	707,368
Werner Enterprises, Inc.	39,744	1,040,101

		2,650,813

Semiconductors & Semiconductor Equipment (4.5%)
Entegris, Inc. *	134,740	1,162,806
FEI Co. *	29,013	941,762
Photronics, Inc. *	136,600	1,192,518

		3,297,086

Specialty Retail (2.9%)
OfficeMax, Inc. *	88,500	881,460
Rent-A-Center, Inc.	40,854	1,244,004

		2,125,464

Water Utilities (1.4%)
California Water Service Group	26,970	1,017,308

Total Common Stocks		69,174,848

Investments in Affiliates (5.9%)
Fifth Third Institutional Money Market Fund (a)	4,325,925	4,325,925

Total Investments in Affiliates		4,325,925

Total Investments (Cost $62,264,772) - 99.5%		73,500,773

Other assets in excess of liabilities - 0.5%		405,040

NET ASSETS - 100.0%		$73,905,813

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

Continued

3

Small Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

At April 30, 2011, Small Cap Value’s investments were in the following countries:

Country

Bermuda	2.6%
Canada	2.7%
Greece	1.6%
United States	93.1%

Total	100.0%

See notes to schedules of investments.

4

All Cap Value
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.4%)
Aerospace & Defense (3.4%)
AAR Corp. *	46,588	$1,213,152
Boeing Co. (The)	22,329	1,781,408
General Dynamics Corp.	19,948	1,452,613

		4,447,173

Beverages (0.9%)
Constellation Brands, Inc., Class A *	50,911	1,139,897

Biotechnology (2.5%)
Amgen, Inc. *	57,241	3,254,151

Capital Markets (5.4%)
Ameriprise Financial, Inc.	38,673	2,400,047
Goldman Sachs Group, Inc. (The)	15,213	2,297,315
Legg Mason, Inc.	60,149	2,234,535

		6,931,897

Chemicals (2.7%)
Dow Chemical Co. (The)	83,378	3,417,664

Commercial Banks (5.9%)
First Horizon National Corp. * (a)	94,471	1,034,458
KeyCorp	111,011	962,465
Old National Bancorp (a)	109,032	1,128,481
U.S. Bancorp	69,849	1,803,501
UMB Financial Corp.(a)	11,536	485,781
Wells Fargo & Co.	76,899	2,238,530

		7,653,216

Communications Equipment (0.4%)
Symmetricom, Inc. * (a)	79,482	484,840

Consumer Finance (1.6%)
Discover Financial Services	82,066	2,038,519

Diversified Financial Services (7.1%)
Citigroup, Inc. *	640,832	2,941,419
JP Morgan Chase & Co.	108,106	4,932,877
NYSE Euronext	32,852	1,315,722

		9,190,018

Diversified Telecommunication Services (5.2%)
CenturyLink, Inc.	40,810	1,664,232
Frontier Communications Corp.	196,738	1,627,024
Neutral Tandem, Inc. *	56,187	859,099
Verizon Communications, Inc.	66,840	2,525,215

		6,675,570

Electric Utilities (3.6%)
Edison International	26,970	1,059,112
FirstEnergy Corp.	43,073	1,721,197
NextEra Energy, Inc.	19,928	1,127,327
Pepco Holdings, Inc.(a)	37,995	732,164

		4,639,800

Electronic Equipment, Instruments & Components (2.5%)
Avnet, Inc. *	36,930	1,341,298

Continued

1

All Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Corning, Inc.	91,790	1,922,082

		3,263,380

Energy Equipment & Services (5.7%)
Baker Hughes, Inc.	22,019	1,704,491
Ensco PLC, ADR	22,535	1,343,537
Helix Energy Solutions Group, Inc. * (a)	18,577	351,662
Nabors Industries, Ltd. *	37,584	1,151,574
National Oilwell Varco, Inc.	11,857	909,313
Noble Corp.	27,993	1,203,979
North American Energy Partners, Inc. *	61,115	696,711

		7,361,267

Food & Staples Retailing (0.9%)
Winn-Dixie Stores, Inc. * (a)	157,693	1,118,043

Food Products (1.4%)
Kraft Foods, Inc., Class A	52,046	1,747,705

Health Care Equipment & Supplies (1.7%)
Hologic, Inc. *	80,939	1,782,277
Symmetry Medical, Inc. *	38,566	383,732

		2,166,009

Health Care Providers & Services (3.5%)
Omnicare, Inc.(a)	39,315	1,235,277
UnitedHealth Group, Inc.	66,583	3,277,881

		4,513,158

Household Products (1.3%)
Energizer Holdings, Inc. *	22,775	1,720,196

Industrial Conglomerates (5.5%)
General Electric Co.	243,168	4,972,785
Tyco International, Ltd.	44,447	2,166,347

		7,139,132

Insurance (6.3%)
Aflac, Inc.	11,851	665,908
Allstate Corp. (The)	58,601	1,983,058
American Equity Investment Life Holding Co.(a)	25,800	331,788
Meadowbrook Insurance Group, Inc.(a)	129,108	1,322,066
Prudential Financial, Inc.	22,255	1,411,412
Reinsurance Group of America, Inc.	18,058	1,143,071
Travelers Cos., Inc. (The)	18,998	1,202,193

		8,059,496

Internet Software & Services (0.2%)
United Online, Inc.(a)	39,534	260,924

Leisure Equipment & Products (0.6%)
Mattel, Inc.	29,854	797,699

Machinery (0.4%)
Federal Signal Corp.(a)	77,877	525,670

Media (3.8%)
Time Warner, Inc.	62,214	2,355,422
Viacom, Inc., Class B	49,148	2,514,412

		4,869,834

Continued

2

All Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Metals & Mining (2.1%)
Alcoa, Inc.	69,395	1,179,715
Coeur d’Alene Mines Corp. * (a)	20,129	638,291
Schnitzer Steel Industries, Inc., Class A (a)	14,992	930,553

		2,748,559

Multi-Utilities (0.8%)
PG&E Corp.	21,712	1,000,489

Office Electronics (1.4%)
Xerox Corp.	175,006	1,765,811

Oil, Gas & Consumable Fuels (8.8%)
Apache Corp.	22,239	2,966,015
Chevron Corp.	27,140	2,970,202
ConocoPhillips	43,424	3,427,456
Royal Dutch Shell PLC, ADR	10,670	836,101
Tsakos Energy Navigation, Ltd.	54,487	566,120
USEC, Inc. * (a)	137,551	629,984

		11,395,878

Pharmaceuticals (2.9%)
Johnson & Johnson	21,074	1,384,983
Teva Pharmaceutical Industries, Ltd., ADR	52,368	2,394,789

		3,779,772

Professional Services (a) (1.1%)
CBIZ, Inc. *	166,991	1,224,044
Navigant Consulting, Inc. *	20,018	233,210

		1,457,254

Real Estate Investment Trusts (1.5%)
Annaly Capital Management, Inc.	29,363	523,836
Health Care, Inc.	25,781	1,386,244

		1,910,080

Road & Rail (0.2%)
Marten Transport, Ltd.(a)	11,570	258,705

Semiconductors & Semiconductor Equipment (0.6%)
Photronics, Inc. * (a)	89,571	781,955

Software (1.8%)
Microsoft Corp.	88,998	2,315,728

Specialty Retail (0.5%)
OfficeMax, Inc. *	63,641	633,864

Textiles, Apparel & Luxury Goods (1.1%)
VF Corp.	13,570	1,364,599

Thrifts & Mortgage Finance (0.9%)
New York Community Bancorp, Inc.(a)	66,622	1,105,925

Tobacco (1.2%)
Altria Group, Inc.	59,708	1,602,563

Total Common Stocks		125,536,440

Continued

3

All Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Investment Companies (7.3%)
State Street Navigator Securities Lending Portfolio (c)	9,378,600	9,378,600

Total Investment Companies		9,378,600

Investments in Affiliates (2.7%)
Fifth Third Institutional Money Market Fund (b)	3,475,470	3,475,470

Total Investments in Affiliates		3,475,470

Total Investments (Cost $111,673,009) - 107.4%		138,390,510
Liabilities in excess of other assets - (7.4)%		(9,503,437)

NET ASSETS - 100.0%		$128,887,073

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

At April 30, 2011, All Cap Value’s investments were in the following countries:

Country

Bermuda	0.8%
Canada	0.5%
Great Britain	1.0%
Greece	0.4%
Israel	1.7%
Netherlands	0.6%
Switzerland	2.5%
United States	92.5%

Total	100.0%

See notes to schedules of investments.

4

Disciplined Large Cap Value
Schedule of Investments
April 30, 2011 (Unaudited)

Common Stocks (98.3%)
Aerospace & Defense (2.9%)
Boeing Co. (The)	31,770	$2,534,611
General Dynamics Corp.	58,028	4,225,599

		6,760,210

Beverages (1.2%)
Constellation Brands, Inc., Class A *	124,035	2,777,144

Biotechnology (2.4%)
Amgen, Inc. *	100,534	5,715,358

Capital Markets (4.5%)
Ameriprise Financial, Inc.	78,193	4,852,658
Goldman Sachs Group, Inc. (The)	37,718	5,695,795

		10,548,453

Chemicals (2.3%)
Dow Chemical Co. (The)	135,496	5,553,981

Commercial Banks (2.3%)
U.S. Bancorp	211,222	5,453,752

Consumer Finance (1.7%)
Discover Financial Services	159,432	3,960,291

Diversified Financial Services (8.2%)
Citigroup, Inc. *	1,740,699	7,989,808
JP Morgan Chase & Co.	225,875	10,306,676
NYSE Euronext	29,594	1,185,240

		19,481,724

Diversified Telecommunication Services (5.9%)
CenturyLink, Inc.	78,048	3,182,797
Frontier Communications Corp. (a)	434,196	3,590,801
Verizon Communications, Inc.	191,493	7,234,606

		14,008,204

Electric Utilities (4.1%)
Edison International	109,963	4,318,247
NextEra Energy, Inc.	93,425	5,285,052

		9,603,299

Electronic Equipment, Instruments & Components (1.3%)
Corning, Inc.	151,889	3,180,556

Energy Equipment & Services (5.2%)
Baker Hughes, Inc.	37,863	2,930,975
Ensco PLC, ADR	100,679	6,002,482
Noble Corp.	76,742	3,300,673

		12,234,130

Food Products (2.2%)
Kraft Foods, Inc., Class A	156,966	5,270,918

Health Care Providers & Services (4.4%)
UnitedHealth Group, Inc.	214,124	10,541,324

Household Products (1.2%)
Energizer Holdings, Inc. *	37,863	2,859,792

Continued

1

Disciplined Large Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Industrial Conglomerates (5.8%)
General Electric Co.	470,753	9,626,899
Tyco International, Ltd.	84,141	4,101,032

		13,727,931

Insurance (9.0%)
Aflac, Inc.	21,906	1,230,898
Allstate Corp. (The)	86,752	2,935,688
Prudential Financial, Inc.	87,332	5,538,595
Reinsurance Group of America, Inc. (a)	95,746	6,060,722
Travelers Cos., Inc. (The)	87,477	5,535,545

		21,301,448

Leisure Equipment & Products (1.8%)
Mattel, Inc.	155,806	4,163,136

Media (5.2%)
Time Warner, Inc.	158,852	6,014,137
Viacom, Inc., Class B	121,569	6,219,470

		12,233,607

Metals & Mining (1.1%)
Alcoa, Inc.	151,453	2,574,701

Office Electronics (2.0%)
Xerox Corp.	467,417	4,716,238

Oil, Gas & Consumable Fuels (12.1%)
Apache Corp.	32,206	4,295,314
Chevron Corp.	104,161	11,399,380
ConocoPhillips	95,021	7,500,007
Royal Dutch Shell PLC, ADR (a)	68,183	5,342,820

		28,537,521

Pharmaceuticals (2.3%)
Teva Pharmaceutical Industries, Ltd., ADR	116,927	5,347,072

Real Estate Investment Trusts (2.5%)
Annaly Capital Management, Inc.	127,227	2,269,730
Health Care, Inc.	70,069	3,767,610

		6,037,340

Software (2.3%)
Microsoft Corp.	210,207	5,469,586

Textiles, Apparel & Luxury Goods (1.3%)
VF Corp.	31,625	3,180,210

Thrifts & Mortgage Finance (1.0%)
New York Community Bancorp, Inc. (a)	143,184	2,376,854

Tobacco (2.1%)
Altria Group, Inc.	189,462	5,085,160

Total Common Stocks		232,699,940

Continued

2

Disciplined Large Cap Value
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Investment Companies (6.0%)
State Street Navigator Securities Lending Portfolio (c)	14,090,479	14,090,479

Total Investment Companies		14,090,479

Investments in Affiliates (2.1%)
Fifth Third Institutional Money Market Fund (b)	4,970,968	4,970,968

Total Investments in Affiliates		4,970,968

Total Investments (Cost $187,377,942) - 106.4%		251,761,387

Liabilities in excess of other assets - (6.4)%		(15,081,798)

NET ASSETS - 100.0%		$236,679,589

Notes to Schedule of Investments

*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

At April 30, 2011, Disciplined Large Cap Value’s investments were in the following countries:

Country

Great Britain	2.4%
Israel	2.1%
Netherlands	2.1%
Switzerland	3.0%
United States	90.4%

Total	100.0%

See notes to schedules of investments.

3

Structured Large Cap Plus
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (128.3%)
Aerospace & Defense (3.6%)
BE Aerospace, Inc. *	5,825	$224,787
Boeing Co. (The)	3,004	239,659
Honeywell International, Inc. (b)	15,650	958,249
Raytheon Co. (b)	4,175	202,696
TransDigm Group, Inc. *	2,909	242,320
United Technologies Corp. (b)	16,840	1,508,527

		3,376,238

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	378	28,339

Airlines (1.9%)
Alaska Air Group, Inc. *	9,538	628,268
Southwest Airlines Co.	100,813	1,184,553

		1,812,821

Automobiles (0.9%)
Ford Motor Co. * (b)	57,097	883,291

Beverages (2.5%)
Coca-Cola Co. (The) (b)	11,895	802,437
Constellation Brands, Inc., Class A *	13,918	311,624
Dr. Pepper Snapple Group, Inc. (b)	30,247	1,185,682

		2,299,743

Biotechnology (3.7%)
Amgen, Inc. *	27,053	1,537,963
Biogen Idec, Inc. * (b)	15,241	1,483,711
Cephalon, Inc. * (b)	559	42,931
Gilead Sciences, Inc. *	10,403	404,053

		3,468,658

Capital Markets (3.7%)
Ameriprise Financial, Inc. (b)	19,818	1,229,905
Invesco, Ltd.	48,371	1,202,987
KKR & Co. L.P.	8,379	158,866
Legg Mason, Inc. (b)	23,950	889,742

		3,481,500

Chemicals (2.1%)
Cabot Corp.	10,515	471,598
Eastman Chemical Co.	300	32,175
Minerals Technologies, Inc. (b)	7,823	531,964
PPG Industries, Inc. (b)	5,856	554,387
Sherwin-Williams Co. (The) (b)	4,256	350,226

		1,940,350

Commercial Banks (2.3%)
KeyCorp	7,611	65,987
PNC Financial Services Group, Inc. (b)	10,644	663,547
Wells Fargo & Co. (b)	48,962	1,425,284

		2,154,818

Commercial Services & Supplies (1.0%)
RR Donnelley & Sons Co. (b)	50,944	960,804

Continued

1

Structured Large Cap Plus
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Communications Equipment (2.9%)
Cisco Systems, Inc. * (b)	3,522	61,846
Harris Corp. (b)	12,106	643,192
Motorola Solutions, Inc. *	20,773	953,065
Research In Motion, Ltd. *	20,501	997,374

		2,655,477

Computers & Peripherals (3.8%)
Apple, Inc. * (b)	4,996	1,739,757
Hewlett-Packard Co.	13,345	538,738
Western Digital Corp. * (b)	30,512	1,214,377

		3,492,872

Consumer Finance (1.8%)
Capital One Financial Corp. (b)	1,982	108,475
Discover Financial Services (b)	50,181	1,246,496
SLM Corp. *	20,481	339,780

		1,694,751

Containers & Packaging (0.2%)
Sealed Air Corp.	5,841	150,523

Distributors (1.0%)
Genuine Parts Co. (b)	17,586	944,368

Diversified Financial Services (b) (4.1%)
Citigroup, Inc. *	208,405	956,579
JPMorgan Chase & Co.	37,491	1,710,714
NASDAQ OMX Group, Inc. (The) *	40,854	1,107,144

		3,774,437

Diversified Telecommunication Services (b) (4.1%)
AT&T, Inc.	61,770	1,922,282
Verizon Communications, Inc.	50,051	1,890,927

		3,813,209

Electric Utilities (0.9%)
Edison International	3,007	118,085
Entergy Corp.	1,937	135,048
Portland General Electric Co.	24,543	612,593

		865,726

Electrical Equipment (0.3%)
Emerson Electric Co. (b)	4,428	269,045

Electronic Equipment, Instruments & Components (0.9%)
Vishay Intertechnology, Inc. *	45,511	868,350

Energy Equipment & Services (2.9%)
Exterran Holdings, Inc. * (b)	8,821	191,504
Nabors Industries, Ltd. *	18,537	567,974
Noble Corp.	18,092	778,137
SEACOR Holdings, Inc. *	11,905	1,176,571

		2,714,186

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	3,398	123,143
Wal-Mart Stores, Inc. (b)	19,933	1,095,916

Continued

2

Structured Large Cap Plus
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Walgreen Co.	2,587	110,517

		1,329,576

Food Products (b) (2.0%)
ConAgra Foods, Inc.	38,458	940,298
HJ Heinz Co.	17,188	880,541

		1,820,839

Health Care Equipment & Supplies (0.9%)
Covidien PLC	4,295	239,188
Intuitive Surgical, Inc. *	108	37,768
Varian Medical Systems, Inc. *	7,970	559,494

		836,450

Health Care Providers & Services (4.9%)
AmerisourceBergen Corp.	29,910	1,215,542
Cardinal Health, Inc. (b)	28,847	1,260,325
Express Scripts, Inc. *	3,901	221,343
Humana, Inc. * (b)	16,772	1,276,685
McKesson Corp.	4,913	407,828
Tenet Healthcare Corp. *	3,795	26,299
UnitedHealth Group, Inc.	663	32,640
WellPoint, Inc. * (b)	1,013	77,788

		4,518,450

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp. (b)	5,669	443,939
Starbucks Corp.	31,776	1,149,974

		1,593,913

Household Durables (0.4%)
Tempur-Pedic International, Inc. *	5,477	343,846

Household Products (2.1%)
Colgate-Palmolive Co.	562	47,405
Procter & Gamble Co. (The) (b)	28,793	1,868,665

		1,916,070

Independent Power Producers & Energy Traders (1.3%)
NRG Energy, Inc. * (b)	51,183	1,238,629

Industrial Conglomerates (3.4%)
3M Co. (b)	16,940	1,646,737
General Electric Co. (b)	24,099	492,825
Tyco International, Ltd.	20,899	1,018,617

		3,158,179

Insurance (4.1%)
Hartford Financial Services Group, Inc. (b)	25,240	731,203
Lincoln National Corp.	40,834	1,275,246
Marsh & McLennan Cos., Inc.	23,295	705,372
Travelers Cos., Inc. (The)	16,897	1,069,242

		3,781,063

Internet Software & Services (1.2%)
AOL, Inc. * (b)	18,183	370,570
Google, Inc., Class A * (b)	868	472,279

Continued

3

Structured Large Cap Plus
Schedule of Investments, continued
April 30, 2011 (Unaudited)

IAC / InterActiveCorp *	8,885	320,837

		1,163,686

IT Services (b) (4.2%)
Computer Sciences Corp.	23,624	1,204,351
International Business Machines Corp.	15,705	2,678,959

		3,883,310

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc. * (b)	16,243	974,418

Machinery (b) (3.0%)
AGCO Corp. *	7,006	403,406
Caterpillar, Inc.	13,798	1,592,427
Eaton Corp.	15,230	815,262

		2,811,095

Media (4.6%)
CBS Corp., Class B	33,298	839,776
Comcast Corp., Class A	66,084	1,734,044
DIRECTV, Class A * (b)	22,514	1,093,955
Time Warner, Inc. (b)	16,873	638,812

		4,306,587

Metals & Mining (b) (3.9%)
Cliffs Natural Resources, Inc.	12,560	1,177,123
Freeport-McMoRan Copper & Gold, Inc.	28,275	1,555,973
Newmont Mining Corp.	14,590	855,120

		3,588,216

Multi-Utilities (1.7%)
Ameren Corp. (b)	37,568	1,101,118
CMS Energy Corp.	1,458	28,868
PG&E Corp.	9,725	448,128

		1,578,114

Multiline Retail (1.8%)
Dillard’s, Inc., Class A	25,640	1,231,233
Dollar Tree, Inc. *	1,590	91,425
Nordstrom, Inc.	7,880	374,694

		1,697,352

Oil, Gas & Consumable Fuels (12.9%)
Anadarko Petroleum Corp.	3,555	280,632
Apache Corp. (b)	2,182	291,013
Chesapeake Energy Corp. (b)	7,513	252,963
Chevron Corp. (b)	25,362	2,775,617
ConocoPhillips (b)	24,677	1,947,756
Devon Energy Corp.	1,769	160,979
Exxon Mobil Corp. (b)	23,931	2,105,928
Marathon Oil Corp. (b)	26,771	1,446,705
Murphy Oil Corp. (b)	9,702	751,711
Sunoco, Inc. (b)	18,399	784,901
Valero Energy Corp. (b)	42,114	1,191,826

		11,990,031

Pharmaceuticals (6.1%)
Eli Lilly & Co. (b)	38,600	1,428,586

Continued

4

Structured Large Cap Plus
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Forest Laboratories, Inc. * (b)	33,135	1,098,757
Johnson & Johnson	3,937	258,740
Pfizer, Inc. (b)	77,692	1,628,424
Watson Pharmaceuticals, Inc. *	19,968	1,238,415

		5,652,922

Real Estate Investment Trusts (1.3%)
AvalonBay Communities, Inc.	6,502	823,218
Equity Residential	881	52,613
MFA Financial, Inc.	37,333	297,918

		1,173,749

Real Estate Management & Development (1.0%)
CB Richard Ellis Group, Inc., Class A *	33,443	893,263

Road & Rail (1.3%)
Ryder System, Inc. (b)	22,663	1,212,470

Semiconductors & Semiconductor Equipment (4.8%)
Intel Corp. (b)	96,977	2,248,897
Micron Technology, Inc. * (b)	14,217	160,510
Novellus Systems, Inc. *	10,301	330,662
Teradyne, Inc. * (b)	66,854	1,076,349
Texas Instruments, Inc. (b)	17,067	606,391

		4,422,809

Software (b) (5.1%)
CA, Inc.	35,677	877,298
Intuit, Inc. *	155	8,612
Microsoft Corp.	98,115	2,552,952
Symantec Corp. *	63,960	1,256,814

		4,695,676

Specialty Retail (3.6%)
Abercrombie & Fitch Co., Class A	509	36,037
AutoZone, Inc. * (b)	3,391	957,551
Limited Brands, Inc. (b)	31,297	1,288,185
Ross Stores, Inc. (b)	13,606	1,002,626
TJX Cos., Inc.	452	24,236

		3,308,635

Textiles, Apparel & Luxury Goods (0.1%)
Fossil, Inc. *	1,424	136,391

Tobacco (b) (2.7%)
Altria Group, Inc.	22,469	603,068
Lorillard, Inc. *	11,208	1,193,652
Philip Morris International, Inc.	9,784	679,401

		2,476,121

Trading Companies & Distributors (1.2%)
WW Grainger, Inc.	7,439	1,127,752

Total Common Stocks		119,279,118

Investments in Affiliates (1.4%)
Fifth Third Institutional Money Market Fund (a)	1,301,957	1,301,957

Total Investments in Affiliates		1,301,957

Continued

5

Structured Large Cap Plus
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Investments (Cost $96,294,485) - 129.7%	120,581,075

Securities Sold Short
(Proceeds $25,817,658) - (29.6)%	(27,543,328)

Liabilities in excess of other assets - (0.1)%	(94,296)

NET ASSETS - 100.0%	$92,943,451

See notes to schedules of investments.

6

Structured Large Cap Plus
Schedule of Securities Sold Short
April 30, 2011 (Unaudited)

Common Stocks 29.6%
Airlines (1.2%)
AMR Corp. *	(193,252)	(1,134,389)

Biotechnology (2.7%)
Human Genome Sciences, Inc. *	(37,856)	(1,115,616)
Regeneron Pharmaceuticals, Inc. *	(1,994)	(101,913)
Vertex Pharmaceuticals, Inc. *	(23,228)	(1,278,005)

		(2,495,534)

Capital Markets (0.6%)
Northern Trust Corp.	(11,047)	(552,240)

Commercial Banks (0.7%)
Zions Bancorporation	(25,044)	(612,326)

Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	(14,491)	(461,538)

Construction Materials (0.9%)
Vulcan Materials Co.	(18,726)	(846,415)

Consumer Finance (0.0%)
American Express Co.	(595)	(29,203)

Diversified Telecommunication Services (0.5%)
Frontier Communications Corp.	(60,609)	(501,237)

Electrical Equipment (0.8%)
GrafTech International, Ltd. *	(32,547)	(755,090)

Food Products (0.2%)
Kellogg Co.	(509)	(29,150)
Tyson Foods, Inc., Class A	(6,963)	(138,564)

		(167,714)

Health Care Providers & Services (1.7%)
Omnicare, Inc.	(30,218)	(949,450)
Patterson Cos., Inc.	(19,288)	(669,486)

		(1,618,936)

Hotels, Restaurants & Leisure (1.2%)
Starwood Hotels & Resorts Worldwide, Inc.	(18,118)	(1,079,289)

Household Durables (0.9%)
Lennar Corp., Class A	(41,517)	(788,408)
Pulte Group, Inc. *	(10,769)	(87,552)

		(875,960)

Independent Power Producers & Energy Traders (0.4%)
Calpine Corp. *	(24,611)	(412,234)

Insurance (1.1%)
AON Corp.	(993)	(51,805)
Genworth Financial, Inc., Class A *	(5,599)	(68,252)
XL Group PLC	(38,396)	(937,630)

		(1,057,687)

Continued

7

Structured Large Cap Plus
Schedule of Securities Sold Short, continued
April 30, 2011 (Unaudited)

IT Services (1.1%)
CoreLogic, Inc. *	(53,147)	(978,436)

Life Sciences Tools & Services (1.3%)
Waters Corp. *	(12,002)	(1,176,196)

Media (1.1%)
DreamWorks Animation SKG, Inc., Class A *	(38,035)	(1,007,547)

Metals & Mining (2.9%)
AK Steel Holding Corp.	(67,530)	(1,097,362)
Nucor Corp.	(15,820)	(742,907)
United States Steel Corp.	(17,677)	(843,370)

		(2,683,639)

Multi-Utilities (1.5%)
CenterPoint Energy, Inc.	(59,528)	(1,107,221)
Public Service Enterprise Group, Inc.	(8,088)	(260,191)

		(1,367,412)

Oil, Gas & Consumable Fuels (2.5%)
Consol Energy, Inc.	(20,312)	(1,098,676)
InterOil Corp. *	(5,460)	(347,256)
Southwestern Energy Co. *	(20,819)	(913,121)

		(2,359,053)

Pharmaceuticals (0.1%)
Hospira, Inc. *	(1,542)	(87,478)
Nektar Therapeutics *	(1,361)	(14,127)

		(101,605)

Professional Services (0.7%)
Dun & Bradstreet Corp.	(2,108)	(173,235)
Verisk Analytics, Inc., Class A *	(14,991)	(493,204)

		(666,439)

Real Estate Investment Trusts (0.7%)
General Growth Properties, Inc.	(41,136)	(686,971)

Semiconductors & Semiconductor Equipment (1.2%)
MEMC Electronic Materials, Inc. *	(91,978)	(1,088,100)

Software (1.3%)
Electronic Arts, Inc. *	(39,241)	(791,883)
Red Hat, Inc. *	(1,765)	(83,785)
Salesforce.com, Inc. *	(2,652)	(367,567)

		(1,243,235)

Specialty Retail (0.6%)
CarMax, Inc. *	(2,138)	(74,189)
RadioShack Corp.	(29,516)	(466,648)

		(540,837)

Thrifts & Mortgage Finance (0.9%)
Hudson City Bancorp, Inc.	(83,839)	(798,986)

Trading Companies & Distributors (0.3%)
Fastenal Co.	(3,653)	(245,080)

Continued

8

Structured Large Cap Plus
Schedule of Securities Sold Short, continued
April 30, 2011 (Unaudited)

Total Common Stocks	(27,543,328)

TOTAL SECURITIES SOLD SHORT
(Proceeds $25,817,658) - (29.6)%	$(27,543,328)

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for short sales.

See notes to schedules of investments.

9

Equity Index
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.5%)
Aerospace & Defense (2.7%)
Boeing Co. (The)	22,202	$1,771,276
General Dynamics Corp.	11,130	810,487
Goodrich Corp.	3,759	332,183
Honeywell International, Inc.	23,649	1,448,028
ITT Corp.	5,504	318,076
L-3 Communications Holdings, Inc.	3,393	272,085
Lockheed Martin Corp.	8,593	680,995
Northrop Grumman Corp.	8,754	556,842
Precision Castparts Corp.	4,276	660,727
Raytheon Co.	10,929	530,603
Rockwell Collins, Inc.	4,702	296,696
United Technologies Corp.	27,683	2,479,843

		10,157,841

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc. (a)	4,977	399,056
Expeditors International of Washington, Inc.	6,366	345,483
FedEx Corp.	9,433	902,455
United Parcel Service, Inc., Class B	29,647	2,222,635

		3,869,629

Airlines (0.1%)
Southwest Airlines Co. (a)	22,397	263,165

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) * (a)	7,282	132,168
Johnson Controls, Inc.	20,217	828,897

		961,065

Automobiles (0.5%)
Ford Motor Co. * (a)	113,874	1,761,631
Harley-Davidson, Inc.	7,061	263,093

		2,024,724

Beverages (2.4%)
Brown-Forman Corp., Class B	3,111	223,556
Coca-Cola Co. (The)	68,786	4,640,304
Coca-Cola Enterprises, Inc.	10,156	288,532
Constellation Brands, Inc., Class A *	5,345	119,674
Dr. Pepper Snapple Group, Inc.	6,808	266,874
Molson Coors Brewing Co., Class B (a)	4,743	231,221
PepsiCo, Inc.	47,740	3,288,809

		9,058,970

Biotechnology (1.1%)
Amgen, Inc. *	27,969	1,590,037
Biogen Idec, Inc. *	7,351	715,620
Celgene Corp. *	14,109	830,738
Cephalon, Inc. * (a)	2,255	173,184
Gilead Sciences, Inc. *	23,914	928,820

		4,238,399

Building Products (0.0%)
Masco Corp.(a)	10,747	144,225

Continued

1

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Capital Markets (2.4%)
Ameriprise Financial, Inc.	7,434	461,354
Bank of New York Mellon Corp. (The)	37,188	1,076,964
BlackRock, Inc.	2,870	562,348
Charles Schwab Corp. (The)	29,730	544,356
E*Trade Financial Corp. * (a)	6,925	112,462
Federated Investors, Inc., Class B (a)	2,746	70,792
Franklin Resources, Inc.	4,365	563,609
Goldman Sachs Group, Inc. (The)	15,643	2,362,249
Invesco, Ltd.	13,852	344,499
Janus Capital Group, Inc. (a)	5,509	67,045
Legg Mason, Inc.	4,587	170,407
Morgan Stanley	46,546	1,217,178
Northern Trust Corp.	7,261	362,977
State Street Corp.	15,050	700,578
T Rowe Price Group, Inc. (a)	7,688	493,954

		9,110,772

Chemicals (2.1%)
Air Products & Chemicals, Inc.	6,424	613,621
Airgas, Inc.	2,243	155,776
CF Industries Holdings, Inc.	2,132	301,785
Dow Chemical Co. (The)	35,263	1,445,430
E.I. du Pont de Nemours & Co.	27,795	1,578,478
Eastman Chemical Co.	2,162	231,875
Ecolab, Inc.	6,959	367,157
FMC Corp.	2,175	192,009
International Flavors & Fragrances, Inc.	2,397	152,257
Monsanto Co.	16,080	1,094,083
PPG Industries, Inc.	4,887	462,652
Praxair, Inc.	9,185	977,468
Sherwin-Williams Co. (The)	2,686	221,031
Sigma-Aldrich Corp.	3,636	256,629

		8,050,251

Commercial Banks (2.5%)
BB&T Corp.	20,797	559,855
Comerica, Inc.	5,291	200,688
First Horizon National Corp. *	8,399	91,969
Huntington Bancshares, Inc.	26,528	180,125
KeyCorp	26,396	228,853
M&T Bank Corp.	3,579	316,276
Marshall & Ilsley Corp. (a)	15,828	129,315
PNC Financial Services Group, Inc.	15,763	982,665
Regions Financial Corp.	37,656	276,395
SunTrust Banks, Inc.	14,988	422,512
U.S. Bancorp	57,509	1,484,882
Wells Fargo & Co.	158,341	4,609,307
Zions Bancorporation (a)	5,335	130,441

		9,613,283

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,237	135,112
Cintas Corp.(a)	3,790	117,680
Iron Mountain, Inc.	6,000	191,100
Pitney Bowes, Inc. (a)	6,096	149,718
Republic Services, Inc.	9,215	291,378
RR Donnelley & Sons Co. (a)	6,185	116,649
Stericycle, Inc. * (a)	2,564	234,042

Continued

2

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Waste Management, Inc.	14,264	562,857

		1,798,536

Communications Equipment (2.0%)
Cisco Systems, Inc. *	166,166	2,917,875
F5 Networks, Inc. *	2,424	245,697
Harris Corp.(a)	3,846	204,338
JDS Uniphase Corp. *	6,675	139,107
Juniper Networks, Inc. *	16,159	619,374
Motorola Mobility Holdings, Inc. * (a)	8,804	229,432
Motorola Solutions, Inc. *	10,061	461,599
Qualcomm, Inc.	49,463	2,811,477
Tellabs, Inc.	11,060	54,415

		7,683,314

Computers & Peripherals (4.2%)
Apple, Inc. *	27,683	9,640,051
Dell, Inc. *	50,345	780,851
EMC Corp. *	62,331	1,766,461
Hewlett-Packard Co.	65,356	2,638,422
Lexmark International, Inc., Class A *	2,355	75,949
NetApp, Inc. * (a)	11,141	579,109
SanDisk Corp. *	7,030	345,454
Western Digital Corp. *	6,889	274,182

		16,100,479

Construction & Engineering (0.2%)
Fluor Corp.	5,360	374,878
Jacobs Engineering Group, Inc. * (a)	3,780	187,526
Quanta Services, Inc. *	6,461	140,075

		702,479

Construction Materials (0.0%)
Vulcan Materials Co. (a)	3,849	173,975

Consumer Finance (0.8%)
American Express Co.	31,396	1,540,916
Capital One Financial Corp.	13,698	749,691
Discover Financial Services	16,326	405,538
SLM Corp. *	16,082	266,800

		2,962,945

Containers & Packaging (0.2%)
Ball Corp.	5,296	197,594
Bemis Co., Inc.	3,244	101,667
Owens-Illinois, Inc. *	4,906	145,561
Sealed Air Corp.	4,787	123,361

		568,183

Distributors (0.1%)
Genuine Parts Co.	4,723	253,625

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	3,811	152,555
DeVry, Inc.	1,869	98,870
H&R Block, Inc. (a)	9,249	159,915

		411,340

Continued

3

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Diversified Financial Services (3.9%)
Bank of America Corp. (c)	304,130	3,734,716
Citigroup, Inc. * (c)	874,123	4,012,225
CME Group, Inc.	2,009	594,202
IntercontinentalExchange, Inc. *	2,193	263,928
JP Morgan Chase & Co.	119,688	5,461,363
Leucadia National Corp.	5,908	228,403
Moody’s Corp. (a)	6,108	239,067
NASDAQ OMX Group, Inc. (The) * (a)	4,795	129,945
NYSE Euronext (a)	7,825	313,391

		14,977,240

Diversified Telecommunication Services (2.6%)
AT&T, Inc. (c)	177,694	5,529,837
CenturyLink, Inc.	17,784	725,232
Frontier Communications Corp. (a)	29,795	246,405
Verizon Communications, Inc.	84,744	3,201,628
Windstream Corp. (a)	15,630	200,220

		9,903,322

Electric Utilities (1.7%)
American Electric Power Co., Inc.	14,398	525,239
Duke Energy Corp. (a)	39,709	740,573
Edison International	9,767	383,550
Entergy Corp.	5,424	378,161
Exelon Corp.	19,828	835,750
FirstEnergy Corp.	12,537	500,979
NextEra Energy, Inc.	12,739	720,645
Northeast Utilities	5,286	188,182
Pepco Holdings, Inc. (a)	6,730	129,687
Pinnacle West Capital Corp. (a)	3,259	141,408
PPL Corp.	14,489	397,433
Progress Energy, Inc. (a)	8,782	416,706
Southern Co.(a)	25,533	996,808

		6,355,121

Electrical Equipment (0.5%)
Emerson Electric Co.	22,564	1,370,989
Rockwell Automation, Inc. (a)	4,251	370,390
Roper Industries, Inc.	2,838	245,458

		1,986,837

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc. *	10,384	518,265
Amphenol Corp., Class A (a)	5,235	292,689
Corning, Inc.	46,854	981,123
FLIR Systems, Inc. * (a)	4,755	167,471
Jabil Circuit, Inc.	5,877	116,599
Molex, Inc.(a)	4,142	111,834

		2,187,981

Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	13,156	1,018,406
Cameron International Corp. *	7,272	383,380
Diamond Offshore Drilling, Inc. * (a)	2,084	158,113
FMC Technologies, Inc. *	7,178	333,633
Halliburton Co.	27,596	1,393,046
Helmerich & Payne, Inc.	3,177	210,762
Nabors Industries, Ltd. *	8,556	262,156

Continued

4

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

National Oilwell Varco, Inc.	12,580	964,760
Noble Corp.(a)	7,669	329,844
Rowan Cos., Inc. *	3,784	157,793
Schlumberger, Ltd.	40,903	3,671,044

		8,882,937

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	13,165	1,065,312
CVS Caremark Corp.	41,171	1,492,037
Kroger Co. (The)	19,119	464,783
Safeway, Inc.(a)	11,176	271,689
SUPERVALU, Inc. (a)	6,361	71,625
SYSCO Corp.(a)	17,540	507,081
Wal-Mart Stores, Inc.	58,732	3,229,085
Walgreen Co.	27,753	1,185,608
Whole Foods Market, Inc.	4,407	276,583

		8,563,803

Food Products (1.7%)
Archer-Daniels-Midland Co.	19,153	709,044
Campbell Soup Co. (a)	5,312	178,430
ConAgra Foods, Inc.	13,182	322,300
Dean Foods Co. *	5,462	61,120
General Mills, Inc.	19,196	740,582
Hershey Co. (The) (a)	4,637	267,601
HJ Heinz Co.(a)	9,616	492,628
Hormel Foods Corp.	4,152	122,110
JM Smucker Co. (The)	3,583	268,976
Kellogg Co.	7,617	436,225
Kraft Foods, Inc., Class A	52,367	1,758,484
McCormick & Co., Inc. (a)	3,985	195,743
Mead Johnson Nutrition Co.	6,133	410,175
Sara Lee Corp.	18,303	351,417
Tyson Foods, Inc., Class A	8,934	177,787

		6,492,622

Gas Utilities (a) (0.1%)
Nicor, Inc.	1,365	75,662
Oneok, Inc.	3,193	223,318

		298,980

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	17,470	994,043
Becton Dickinson and Co.	6,649	571,415
Boston Scientific Corp. *	45,570	341,319
CareFusion Corp. *	6,684	196,309
Covidien PLC	14,756	821,762
CR Bard, Inc.	2,541	271,252
DENTSPLY International, Inc.	4,260	159,920
Edwards Lifesciences Corp. *	3,449	297,821
Hospira, Inc. *	5,009	284,161
Intuitive Surgical, Inc. *	1,178	411,947
Medtronic, Inc.	31,986	1,335,415
St. Jude Medical, Inc. *	9,813	524,407
Stryker Corp.	10,239	604,101
Varian Medical Systems, Inc. *	3,567	250,403
Zimmer Holdings, Inc. *	5,678	370,490

		7,434,765

Continued

5

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Health Care Providers & Services (2.1%)
Aetna, Inc.	11,582	479,263
AmerisourceBergen Corp.	8,285	336,703
Cardinal Health, Inc.	10,461	457,041
CIGNA Corp.	8,122	380,353
Coventry Health Care, Inc. *	4,452	143,666
DaVita, Inc. *	2,914	256,694
Express Scripts, Inc. *	15,800	896,492
Humana, Inc. *	5,046	384,102
Laboratory Corp. of America Holdings *	3,049	294,137
McKesson Corp.	7,587	629,797
Medco Health Solutions, Inc. *	12,178	722,521
Patterson Cos., Inc.	2,899	100,624
Quest Diagnostics, Inc.	4,700	264,986
Tenet Healthcare Corp. *	14,556	100,873
UnitedHealth Group, Inc.	32,975	1,623,359
WellPoint, Inc. *	11,300	867,727

		7,938,338

Health Care Technology (0.1%)
Cerner Corp. *	2,136	256,705

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	12,911	491,522
Chipotle Mexican Grill, Inc. *	931	248,381
Darden Restaurants, Inc. (a)	4,150	194,925
International Game Technology	8,940	158,149
Marriott International, Inc., Class A (a)	8,627	304,533
McDonald’s Corp.	31,288	2,450,163
Starbucks Corp.	22,626	818,835
Starwood Hotels & Resorts Worldwide, Inc.	5,715	340,443
Wyndham Worldwide Corp.	5,245	181,529
Wynn Resorts, Ltd.	2,267	333,589
Yum! Brands, Inc.	14,048	753,535

		6,275,604

Household Durables (0.4%)
DR Horton, Inc. (a)	8,413	104,658
Fortune Brands, Inc.	4,574	297,676
Harman International Industries, Inc. *	2,086	101,234
Leggett & Platt, Inc. (a)	4,390	115,413
Lennar Corp., Class A (a)	4,768	90,544
Newell Rubbermaid, Inc.	8,703	165,879
Pulte Group, Inc. * (a)	10,084	81,983
Stanley Black & Decker, Inc.	4,974	361,361
Whirlpool Corp. (a)	2,279	196,404

		1,515,152

Household Products (2.0%)
Clorox Co.(a)	4,180	291,179
Colgate-Palmolive Co.	14,766	1,245,512
Kimberly-Clark Corp.	12,225	807,584
Procter & Gamble Co. (The)	84,155	5,461,659

		7,805,934

Independent Power Producers & Energy Traders (0.2%)
AES Corp. (The) *	19,846	262,761
Constellation Energy Group, Inc.	5,990	218,156

Continued

6

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

NRG Energy, Inc. * (a)	7,411	179,346

		660,263

Industrial Conglomerates (2.5%)
3M Co.	21,431	2,083,307
General Electric Co. (c)	318,671	6,516,822
Textron, Inc.(a)	8,241	215,090
Tyco International, Ltd.	14,312	697,567

		9,512,786

Insurance (3.7%)
ACE, Ltd.	10,175	684,269
Aflac, Inc.	14,128	793,852
Allstate Corp. (The)	16,134	545,975
American International Group, Inc. * (a)	4,198	130,768
AON Corp.	9,891	516,013
Assurant, Inc.	2,820	111,954
Berkshire Hathaway, Inc., Class B *	52,050	4,335,765
Chubb Corp.	8,880	578,887
Cincinnati Financial Corp. (a)	4,879	154,567
Genworth Financial, Inc., Class A *	14,678	178,925
Hartford Financial Services Group, Inc. (a)	13,327	386,083
Lincoln National Corp.	9,496	296,560
Loews Corp.	9,483	419,718
Marsh & McLennan Cos., Inc.	16,292	493,322
MetLife, Inc.	31,584	1,477,815
Principal Financial Group, Inc.	9,604	324,135
Progressive Corp. (The)	19,891	436,408
Prudential Financial, Inc.	14,550	922,761
Torchmark Corp. (a)	2,400	160,608
Travelers Cos., Inc. (The)	12,958	819,982
Unum Group (a)	9,508	251,772
XL Group PLC	9,035	220,635

		14,240,774

Internet & Catalog Retail (0.9%)
Amazon.com, Inc. *	10,722	2,106,873
Expedia, Inc.(a)	6,063	151,757
NetFlix, Inc. *	1,300	302,471
priceline.com, Inc. * (a)	1,472	805,199

		3,366,300

Internet Software & Services (1.7%)
Akamai Technologies, Inc. *	5,466	188,249
eBay, Inc. *	34,395	1,183,188
Google, Inc., Class A *	7,535	4,099,793
Monster Worldwide, Inc. * (a)	3,898	63,966
VeriSign, Inc. * (a)	5,156	190,566
Yahoo!, Inc. * (a)	39,078	693,635

		6,419,397

IT Services (3.1%)
Automatic Data Processing, Inc.	14,786	803,619
Cognizant Technology Solutions Corp., Class A *	9,098	754,224
Computer Sciences Corp.	4,631	236,088
Fidelity National Information Services, Inc.	7,940	262,814
Fiserv, Inc. *	4,458	273,320
International Business Machines Corp.	36,631	6,248,516
Mastercard, Inc., Class A	2,904	801,185

Continued

7

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Paychex, Inc.(a)	9,650	315,652
SAIC, Inc. * (a)	8,803	153,172
Teradata Corp. *	5,021	280,774
Total System Services, Inc. (a)	4,894	92,252
Visa, Inc., Class A	14,609	1,141,255
Western Union Co. (The)	19,662	417,818

		11,780,689

Leisure Equipment & Products (0.1%)
Hasbro, Inc.(a)	4,083	191,248
Mattel, Inc.	10,757	287,427

		478,675

Life Sciences Tools & Services (0.4%)
Life Technologies Corp. *	5,311	293,167
PerkinElmer, Inc.	3,539	100,048
Thermo Fisher Scientific, Inc. *	11,643	698,464
Waters Corp. *	2,738	268,324

		1,360,003

Machinery (2.4%)
Caterpillar, Inc.	19,243	2,220,835
Cummins, Inc.	5,930	712,667
Danaher Corp.	16,364	903,947
Deere & Co.	12,707	1,238,932
Dover Corp.	5,600	381,024
Eaton Corp.	10,388	556,070
Flowserve Corp. (a)	1,674	211,962
Illinois Tool Works, Inc.	14,868	868,440
Ingersoll-Rand PLC (a)	10,025	506,263
Joy Global, Inc.	3,095	312,440
PACCAR, Inc.(a)	10,933	580,652
Pall Corp.	3,453	201,793
Parker Hannifin Corp.	4,837	456,226
Snap-On, Inc.	1,744	107,727

		9,258,978

Media (3.3%)
Cablevision Systems Corp., Class A	7,196	253,515
CBS Corp., Class B	20,412	514,791
Comcast Corp., Class A	83,645	2,194,845
DIRECTV, Class A *	23,791	1,156,005
Discovery Communications, Inc., Class A * (a)	8,524	377,272
Gannett Co., Inc. (a)	7,163	107,875
Interpublic Group of Cos., Inc. (The) *	14,652	172,161
McGraw-Hill Cos., Inc. (The)	9,204	372,486
News Corp., Class A	68,462	1,219,993
Omnicom Group, Inc.	8,608	423,427
Scripps Networks Interactive, Inc., Class A	2,700	138,834
Time Warner Cable, Inc.	10,327	806,848
Time Warner, Inc.	32,845	1,243,512
Viacom, Inc., Class B	17,794	910,341
Walt Disney Co. (The)	57,120	2,461,872
Washington Post Co. (The), Class B (a)	165	71,923

		12,425,700

Metals & Mining (1.1%)
AK Steel Holding Corp.	3,297	53,576
Alcoa, Inc.(a)	32,339	549,763

Continued

8

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Allegheny Technologies, Inc. (a)	2,956	212,832
Cliffs Natural Resources, Inc. (a)	4,061	380,597
Freeport-McMoRan Copper & Gold, Inc.	28,526	1,569,786
Newmont Mining Corp.	14,782	866,373
Nucor Corp.	9,465	444,476
Titanium Metals Corp. * (a)	2,701	54,101
United States Steel Corp. (a)	4,305	205,392

		4,336,896

Multiline Retail (0.7%)
Big Lots, Inc. *	2,265	93,114
Family Dollar Stores, Inc.	3,774	204,589
JC Penney Co., Inc.	7,088	272,534
Kohl’s Corp. *	8,776	462,583
Macy’s, Inc.	12,695	303,537
Nordstrom, Inc. (a)	5,046	239,937
Sears Holdings Corp. * (a)	1,319	113,394
Target Corp.	21,228	1,042,295

		2,731,983

Multi-Utilities (1.2%)
Ameren Corp.	7,190	210,739
CenterPoint Energy, Inc.	12,687	235,978
CMS Energy Corp.	8,099	160,360
Consolidated Edison, Inc.	8,710	453,965
Dominion Resources, Inc.	17,403	807,847
DTE Energy Co.	5,070	256,187
Integrys Energy Group, Inc. (a)	2,326	121,790
NiSource, Inc. (a)	8,343	162,271
PG&E Corp.	12,090	557,107
Public Service Enterprise Group, Inc.	15,167	487,923
SCANA Corp.(a)	3,394	140,919
Sempra Energy	7,197	396,555
TECO Energy, Inc.	6,438	124,060
Wisconsin Energy Corp. (a)	7,008	218,720
Xcel Energy, Inc. (a)	14,576	354,634

		4,689,055

Office Electronics (0.1%)
Xerox Corp.	41,587	419,613

Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	14,857	1,172,812
Apache Corp.	11,457	1,528,020
Cabot Oil & Gas Corp.	3,117	175,425
Chesapeake Energy Corp.	19,604	660,067
Chevron Corp.	60,331	6,602,625
ConocoPhillips	43,119	3,403,383
Consol Energy, Inc.	6,771	366,243
Denbury Resources, Inc. *	11,982	270,434
Devon Energy Corp.	12,787	1,163,617
El Paso Corp.	21,109	409,726
EOG Resources, Inc.	7,615	859,810
EQT Corp.	4,471	235,219
Exxon Mobil Corp. (c)	149,123	13,122,824
Hess Corp.	8,994	773,124
Marathon Oil Corp.	21,282	1,150,079
Massey Energy Co. (a)	3,062	208,951
Murphy Oil Corp.	5,767	446,827

Continued

9

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Newfield Exploration Co. *	4,013	284,120
Noble Energy, Inc.	5,249	505,321
Occidental Petroleum Corp.	24,361	2,784,219
Peabody Energy Corp.	8,083	540,106
Pioneer Natural Resources Co. (a)	3,480	355,760
QEP Resources, Inc.	5,265	224,973
Range Resources Corp. (a)	4,799	270,904
Southwestern Energy Co. *	10,396	455,969
Spectra Energy Corp.	19,433	564,334
Sunoco, Inc.	3,615	154,216
Tesoro Corp. * (a)	4,292	116,399
Valero Energy Corp.	16,974	480,364
Williams Cos., Inc. (The)	17,531	581,503

		39,867,374

Paper & Forest Products (0.2%)
International Paper Co.	13,114	404,960
MeadWestvaco Corp. (a)	5,044	169,933

		574,893

Personal Products (0.2%)
Avon Products, Inc.	12,866	378,003
Estee Lauder Cos., Inc. (The), Class A	3,404	330,188

		708,191

Pharmaceuticals (5.3%)
Abbott Laboratories	46,646	2,427,458
Allergan, Inc.	9,219	733,464
Bristol-Myers Squibb Co.	51,315	1,441,952
Eli Lilly & Co.	30,422	1,125,918
Forest Laboratories, Inc. *	8,563	283,949
Johnson & Johnson	82,010	5,389,697
Merck & Co., Inc.	92,819	3,336,843
Mylan, Inc. *	13,047	325,131
Pfizer, Inc.	240,130	5,033,125
Watson Pharmaceuticals, Inc. *	3,757	233,009

		20,330,546

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,493	122,695
Equifax, Inc.	3,699	138,823
Robert Half International, Inc. (a)	4,412	133,816

		395,334

Real Estate Investment Trusts (1.5%)
Apartment Investment & Management Co., Class A (a)	3,509	94,603
AvalonBay Communities, Inc.	2,557	323,742
Boston Properties, Inc.	4,357	455,437
Equity Residential	8,843	528,104
HCP, Inc.	11,139	441,327
Health Care, Inc.	5,259	282,776
Host Hotels & Resorts, Inc.	20,796	369,961
Kimco Realty Corp.	12,170	237,802
Plum Creek Timber Co., Inc.	4,845	208,771
ProLogis (a)	17,059	277,891
Public Storage	4,187	491,177
Simon Property Group, Inc.	8,922	1,021,926
Ventas, Inc.(a)	4,987	278,923
Vornado Realty Trust	4,874	471,218

Continued

10

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Weyerhaeuser Co. (a)	16,067	369,702

		5,853,360

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A *	8,712	232,698

Road & Rail (0.9%)
CSX Corp.	11,218	882,744
Norfolk Southern Corp.	10,673	797,060
Ryder System, Inc.	1,551	82,979
Union Pacific Corp.	14,784	1,529,700

		3,292,483

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc. * (a)	17,168	156,229
Altera Corp.	9,749	474,776
Analog Devices, Inc.	8,953	360,895
Applied Materials, Inc.	40,054	628,447
Broadcom Corp., Class A	14,390	506,240
First Solar, Inc. * (a)	1,619	225,964
Intel Corp.	165,013	3,826,652
KLA-Tencor Corp.	5,008	219,851
Linear Technology Corp. (a)	6,757	235,144
LSI Corp. *	18,483	135,480
MEMC Electronic Materials, Inc. *	6,818	80,657
Microchip Technology, Inc. (a)	5,601	229,865
Micron Technology, Inc. * (a)	25,685	289,984
National Semiconductor Corp.	7,182	173,230
Novellus Systems, Inc. *	2,704	86,798
NVIDIA Corp. * (a)	17,418	348,360
Teradyne, Inc. * (a)	5,438	87,552
Texas Instruments, Inc.	35,200	1,250,656
Xilinx, Inc.(a)	7,768	270,793

		9,587,573

Software (3.6%)
Adobe Systems, Inc. *	15,251	511,671
Autodesk, Inc. *	6,817	306,629
BMC Software, Inc. *	5,326	267,525
CA, Inc.	11,503	282,859
Citrix Systems, Inc. *	5,629	474,750
Compuware Corp. *	6,566	74,393
Electronic Arts, Inc. *	9,948	200,750
Intuit, Inc. *	8,084	449,147
Microsoft Corp. (c)	222,149	5,780,317
Oracle Corp.	116,948	4,215,975
Red Hat, Inc. *	5,713	271,196
Salesforce.com, Inc. *	3,545	491,337
Symantec Corp. *	23,271	457,275

		13,783,824

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A (a)	2,634	186,487
AutoNation, Inc. * (a)	1,908	64,700
AutoZone, Inc. *	816	230,422
Bed Bath & Beyond, Inc. * (a)	7,768	435,940
Best Buy Co., Inc. (a)	9,899	309,047
CarMax, Inc. * (a)	6,741	233,913
GameStop Corp., Class A * (a)	4,538	116,536

Continued

11

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Gap, Inc. (The) (a)	13,173	306,140
Home Depot, Inc.	49,130	1,824,688
Limited Brands, Inc.	7,929	326,358
Lowe’s Cos., Inc.	41,371	1,085,989
O’Reilly Automotive, Inc. * (a)	4,186	247,225
RadioShack Corp. (a)	3,412	53,944
Ross Stores, Inc.	3,611	266,095
Staples, Inc.	21,681	458,336
Tiffany & Co. (a)	3,789	263,108
TJX Cos., Inc.	11,866	636,255
Urban Outfitters, Inc. *	3,860	121,436

		7,166,619

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	8,885	531,412
Nike, Inc., Class B (a)	11,461	943,469
Polo Ralph Lauren Corp.	1,938	253,432
VF Corp.	2,601	261,557

		1,989,870

Thrifts & Mortgage Finance (a) (0.1%)
Hudson City Bancorp, Inc.	15,787	150,450
People’s United Financial, Inc.	11,061	151,425

		301,875

Tobacco (1.6%)
Altria Group, Inc.	62,591	1,679,942
Lorillard, Inc. (a)	4,303	458,270
Philip Morris International, Inc.	53,971	3,747,746
Reynolds American, Inc.	10,138	376,221

		6,262,179

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,420	296,538
WW Grainger, Inc.	1,739	263,632

		560,170

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A *	11,964	625,837
MetroPCS Communications, Inc. *	7,863	132,334
Sprint Nextel Corp. *	89,549	463,864

		1,222,035

Total Common Stocks		372,832,677

Investment Companies (7.2%)
State Street Navigator Securities Lending Portfolio (d)	27,394,190	27,394,190

Total Investment Companies		27,394,190

Investments in Affiliates (2.4%)
Commercial Banks (0.1%)
Fifth Third Bancorp	27,507	365,018

Fifth Third Funds (2.3%)
Fifth Third Institutional Money Market Fund (b)	8,759,049	8,759,049

Total Investments in Affliliates		9,124,067

Continued

12

Equity Index
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Investments (Cost $213,199,604) - 107.1%	409,350,934

Liabilities in excess of other assets - (7.1)%	(27,268,922)

NET ASSETS - 100.0%	$382,082,012

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	All or part of this security has been designated as collateral for futures contracts.
(d)	Represents investments of cash collateral received in connection with securities lending.

See notes to schedules of investments.

13

International Equity
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Foreign Stocks (95.5%)
Australia (9.1%)
Australia & New Zealand Banking Group, Ltd.	81,144	$2,155,062
Bendigo and Adelaide Bank, Ltd.	5,352	54,791
BHP Billiton, Ltd.	37,659	1,891,771
Commonwealth Bank of Australia	43,302	2,549,254
National Australia Bank, Ltd.	70,215	2,084,148
OZ Minerals, Ltd.	1,286,039	2,029,862
Rio Tinto, Ltd.	7,806	703,401
SP AusNet	165,109	158,354
TABCORP Holdings, Ltd.	248,238	2,076,074
Toll Holdings, Ltd.	224,258	1,383,905
Westpac Banking Corp.	86,284	2,349,264
Woolworths, Ltd.	66,639	1,936,369

		19,372,255

Austria (0.5%)
Raiffeisen Bank International AG (a)	17,502	964,987

Belgium (1.8%)
Delhaize Group SA *	24,627	2,132,404
KBC Groep NV *	12,658	515,956
UCB SA (a)	26,154	1,263,052

		3,911,412

Bermuda (0.1%)
Seadrill, Ltd. (a)	4,651	164,796

China (0.1%)
Yangzijiang Shipbuilding Holdings, Ltd. *	208,000	307,569

Finland (2.5%)
Kesko Oyj, Class B (a)	20,113	1,044,153
Orion Oyj, Class B	9,747	242,249
Sampo Oyj, Class A	37,647	1,266,887
Stora Enso Oyj, Class R (a)	61,807	744,722
UPM-Kymmene Oyj	100,348	2,057,045

		5,355,056

France (9.5%)
Accor SA	39,305	1,746,498
BNP Paribas	6,690	529,432
Christian Dior SA	3,078	493,966
Cie Generale d’Optique Essilor International SA	27,756	2,323,583
Credit Agricole SA	78,531	1,307,394
Eiffage SA (a)	14,280	987,426
GDF Suez (a)	34,183	1,398,658
Peugeot SA *	30,124	1,367,993
Sanofi-Aventis SA (c)	43,251	3,420,869
Societe Generale	24,447	1,635,229
Total SA (c)	60,775	3,890,531
Vinci SA	16,410	1,096,186

		20,197,765

Germany (8.9%)
Allianz SE (a)	14,235	2,241,247
BASF SE (c)	39,260	4,035,607
Bayer AG (a)	37,761	3,319,428
Deutsche Bank AG	32,057	2,093,922

Continued

1

International Equity
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Deutsche Lufthansa AG (a)	94,360	2,141,144
Deutsche Post AG *	72,713	1,438,857
Infineon Technologies AG	106,828	1,212,662
Siemens AG	13,580	1,975,599
Suedzucker AG	15,916	490,928

		18,949,394

Great Britain (16.2%)
Anglo American PLC	3,923	204,480
Aviva PLC	52,525	392,000
Balfour Beatty PLC	225,414	1,234,233
BHP Billiton PLC (c)	83,848	3,535,701
BP PLC *	55,923	432,072
British American Tobacco PLC (c)	79,612	3,472,105
BT Group PLC	358,534	1,172,602
Centrica PLC	452,092	2,423,282
Firstgroup PLC	109,872	595,905
Home Retail Group PLC	34,430	126,465
HSBC Holdings PLC (c)	206,263	2,258,058
Imperial Tobacco Group PLC	20,000	703,885
ITV PLC *	446,026	566,587
J Sainsbury PLC	150,000	872,674
Legal & General Group PLC	613,755	1,258,928
Next PLC *	13,764	514,302
Prudential PLC	82,307	1,062,732
Rio Tinto PLC (c)	51,493	3,750,094
Schroders PLC	10,443	331,077
Scottish & Southern Energy PLC	106,134	2,407,475
Standard Chartered PLC	2,582	71,550
TUI Travel PLC (a)	344,568	1,376,713
Vodafone Group PLC (c)	1,208,801	3,464,811
WM Morrison Supermarkets PLC	409,122	2,014,595

		34,242,326

Guernsey (0.1%)
Resolution, Ltd.	24,555	124,154

Hong Kong (2.4%)
ASM Pacific Technology, Ltd.	68,100	915,453
Cathay Pacific Airways, Ltd.	540,000	1,351,695
Hang Lung Group, Ltd.	39,000	262,637
Hang Seng Bank, Ltd.	27,900	436,844
Hopewell Holdings, Ltd.	66,000	199,285
New World Development, Ltd.	592,000	1,038,215
Wheelock & Co., Ltd.	90,000	372,574
Yue Yuen Industrial Holdings, Ltd.	143,000	493,469

		5,070,172

Israel (0.1%)
Bank Hapoalim BM *	25,796	135,076

Italy (5.5%)
ENI SpA	121,557	3,249,797
Exor SpA	30,284	1,092,223
Fiat SpA	234,055	2,497,762
Finmeccanica SpA	121,095	1,635,762
Parmalat SpA *	287,688	1,089,135
Snam Rete Gas SpA	28,730	178,724
Telecom Italia SpA	525,182	791,097

Continued

2

International Equity
Schedule of Investments, continued
April 30, 2011 (Unaudited)

UniCredit SpA	439,177	1,130,547

		11,665,047

Japan (18.5%)
77 Bank, Ltd. (The) (a)	62,000	285,101
Aisin Seiki Co., Ltd.	54,318	1,907,810
Canon, Inc.	64,699	3,030,959
Dai Nippon Printing Co., Ltd. (a)	119,000	1,417,173
Dai-ichi Life Insurance Co., Ltd. (The)	672	1,103,500
Daiichi Sankyo Co., Ltd. (a)	108,100	2,112,291
Daiwa House Industry Co., Ltd.	94,000	1,127,560
Elpida Memory, Inc. * (a)	20,000	296,369
Fuji Heavy Industries, Ltd.	120,000	890,588
Fuji Media Holdings, Inc.	923	1,225,508
Gunma Bank, Ltd. (The)	100,000	538,741
Hino Motors, Ltd. (a)	88,000	413,339
Hitachi, Ltd.(a)	100,000	539,974
Idemitsu Kosan Co., Ltd.	15,800	1,848,511
JS Group Corp.(a)	51,000	1,222,265
Kajima Corp.(a)	287,000	817,321
Kansai Electric Power Co., Inc. (The)	35,000	734,390
Kao Corp.	40,000	998,089
KDDI Corp.	205	1,359,675
Kinden Corp.	48,000	408,309
Koito Manufacturing Co., Ltd.	14,000	219,540
Kyocera Corp.	15,000	1,643,962
Kyushu Electric Power Co., Inc.	31,700	584,642
Lawson, Inc.	12,300	601,239
Mabuchi Motor Co., Ltd. (a)	12,600	620,563
Medipal Holdings Corp.	42,800	354,051
Mitsubishi UFJ Financial Group, Inc.	39,462	188,273
Mitsui Engineering & Shipbuilding Co., Ltd.	521,000	1,284,596
Namco Bandai Holdings, Inc. (a)	49,300	542,139
Nippon Express Co., Ltd.	152,000	601,516
Nippon Telegraph & Telephone Corp.	29,900	1,380,454
Nishi-Nippon City Bank, Ltd. (The)	135,000	379,461
Nissan Motor Co., Ltd.	32	305
Oracle Corp. Japan	13,400	579,018
Otsuka Corp.	700	43,753
Sapporo Holdings, Ltd. (a)	100,000	399,433
Sekisui Chemical Co., Ltd.	108,000	897,393
Shimizu Corp.(a)	194,000	817,950
Sony Corp.	40,000	1,114,467
Square Enix Holdings Co., Ltd. (a)	30,900	511,222
Sumitomo Mitsui Financial Group, Inc.	48,900	1,504,105
Sumitomo Mitsui Trust Holdings, Inc.	660	2,246
T&D Holdings, Inc.	38,750	951,134
Takeda Pharmaceutical Co., Ltd.	5,800	280,293
Tosoh Corp.	77	296
Yamaguchi Financial Group, Inc. (a)	24,000	215,694
Yamaha Corp.	91,700	1,145,190

		39,140,408

Netherlands (4.2%)
ASML Holding NV (a)	31,392	1,299,803
European Aeronautic Defence and Space Co. NV *	16,237	502,393
ING Groep NV *	141,754	1,868,635
Koninklijke DSM NV	6,344	437,403
Reed Elsevier NV (a)	11,636	152,475
Continued

3

International Equity
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Royal Dutch Shell PLC, Class A (c)	89,743	3,481,479
Royal Dutch Shell PLC, Class B	30,000	1,166,071

		8,908,259

Norway (a) (1.8%)
DnB NOR ASA	75,092	1,220,857
Statoil ASA	88,971	2,603,028

		3,823,885

Portugal (0.4%)
EDP - Energias de Portugal SA	198,271	810,527

Singapore (1.1%)
Jardine Cycle & Carriage, Ltd.	194	5,845
Neptune Orient Lines, Ltd. (a)	721,000	1,107,373
Oversea-Chinese Banking Corp., Ltd.	80,000	624,157
United Overseas Bank, Ltd.	34,000	544,978

		2,282,353

Spain (3.1%)
Banco Santander SA (a)	57,759	737,610
Fomento de Construcciones y Contratas SA (a)	16,365	555,801
Repsol YPF SA	69,915	2,496,701
Telefonica SA	106,982	2,875,984

		6,666,096

Sweden (2.7%)
Boliden AB *	92,502	2,085,044
Skandinaviska Enskilda Banken AB	126,428	1,215,644
Svenska Handelsbanken AB, Class A	35,997	1,249,257
Swedbank AB, Class A	63,409	1,202,603

		5,752,548

Switzerland (6.9%)
Cie Financiere Richemont SA, Class A	20,000	1,292,486
Lindt & Spruengli AG *	172	570,682
Lonza Group AG *	2,017	173,252
Nestle SA	25,907	1,608,330
Novartis AG (c)	69,516	4,126,759
UBS AG *	8,736	174,619
Wolseley PLC	59,885	2,168,626
Xstrata PLC	111,962	2,845,444
Zurich Financial Services AG *	6,086	1,709,709

		14,669,907

Total Foreign Stocks		202,513,992

Investment Companies (11.5%)
United States (11.5%)
iShares MSCI EAFE Index Fund (a)	4,100	260,186
State Street Navigator Securities Lending Portfolio (d)	24,144,244	24,144,244

		24,404,430

Total Investment Companies		24,404,430

Rights (0.0%)
Australia (0.0%)
Leighton Holdings, Ltd., expires 5/6/11 * (a)	3,333	6,503

Continued

4

International Equity
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Rights		6,503

Investments in Affiliates (3.6%)
Fifth Third Institutional Money Market Fund (b)	7,671,377	7,671,377

Total Investments in Affiliates		7,671,377

Total Investments (Cost $204,212,249) - 110.6%		234,596,302

Liabilities in excess of other assets - (10.6)%		(22,528,868)

NET ASSETS - 100.0%		$212,067,434

Notes to Schedule of Investments
*	Non-income producing security.
(a)	All or part of this security was on loan.
(b)	Investment is in Institutional Shares of underlying fund.
(c)	All or part of this security has been designated as collateral for futures contracts or delayed delivery securities.
(d)	Represents investments of cash collateral received in connection with securities lending.

At April 30, 2011, International Equity’s industry investment concentrations (unaudited), as a percentage of net assets, were as follows:
Aerospace & Defense	1.0%
Air Freight & Logistics	1.3%
Airlines	1.6%
Auto Components	1.0%
Automobiles	2.2%
Beverages	0.2%
Building Products	0.6%
Capital Markets	1.2%
Chemicals	2.1%
Commercial Banks	13.2%
Commercial Services & Supplies	0.7%
Construction & Engineering	2.8%
Distributors	— ^
Diversified Financial Services	1.4%
Diversified Telecommunication Services	2.9%
Electric Utilities	2.2%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	1.0%
Energy Equipment & Services	0.1%
Fifth Third Funds	3.6%
Food & Staples Retailing	4.1%
Food Products	1.8%
Gas Utilities	0.1%
Health Care Equipment & Supplies	1.1%
Health Care Providers & Services	0.2%
Hotels, Restaurants & Leisure	2.5%
Household Durables	1.0%
IT Services	— ^
Industrial Conglomerates	0.9%
Insurance	4.8%
International Equity	0.1%
Internet & Catalog Retail	0.1%

Continued

5

International Equity
Schedule of Investments
April 30, 2011 (Unaudited)

Investment Companies	11.4%
Leisure Equipment & Products	0.8%
Life Sciences Tools & Services	0.1%
Machinery	0.9%
Marine	0.5%
Media	0.9%
Metals & Mining	8.0%
Multi-Utilities	1.8%
Multiline Retail	0.2%
Office Electronics	1.4%
Oil, Gas & Consumable Fuels	9.0%
Paper & Forest Products	1.3%
Personal Products	0.5%
Pharmaceuticals	7.0%
Real Estate Management & Development	1.4%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	1.8%
Software	0.5%
Textiles, Apparel & Luxury Goods	1.1%
Tobacco	2.0%
Trading Companies & Distributors	1.0%
Wireless Telecommunication Services	2.3%

^ Amount is less than 0.05%.

See notes to schedules of investments.

6

Strategic Income
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (2.6%)
Automobile Sequential (0.6%)
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1, 1.07%, 1/15/13 (a) (b)	$454,258	$455,512
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	170,736	172,334
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	392,509	395,772

		1,023,618

Credit Card Bullet (0.6%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,000,000	993,696

Manufactured Housing ABS Other (0.6%)
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	989,685	950,376

Other ABS (0.8%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.49%, 6/20/31 (a) (b) (g)	1,311,054	1,206,170

Total Asset-Backed Securities		4,173,860

Corporate Bonds (18.6%)
Advertising Agencies (0.7%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	1,000,000	1,097,500

Auto / Truck Parts & Equipment-Original (1.5%)
BorgWarner, Inc., 5.75%, 11/1/16	1,000,000	1,080,180
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	1,194,000	1,310,415

		2,390,595

Cable / Satellite TV (0.7%)
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,049,379

Diversified Banks (0.6%)
JP Morgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (e)	800,000	878,984

Diversified Financial Services (0.7%)
General Electric Capital Corp., 6.88%, 1/10/39	1,000,000	1,147,161

Diversified Operations (0.3%)
Hutchison Whampoa International, Ltd., 6.50%, 2/13/13 (b)	486,000	528,365

Electric-Generation (0.4%)
Sithe / Independence Funding Corp., Series A, 9.00%, 12/30/13	647,162	663,717

Electric-Integrated (0.6%)
NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a) (d)	1,000,000	1,002,500

Enterprise Software / Services (0.6%)
CA, Inc., 5.38%, 12/1/19	850,000	903,020

Finance-Other Services (0.4%)
Cullen / Frost Capital Trust II, 1.86%, 3/1/34, (Callable 5/2/11 @ 100) (a)	1,000,000	634,092

Food-Miscellaneous / Diversified (0.7%)
Kraft Foods, Inc., 4.13%, 2/9/16	1,000,000	1,050,464

Food-Retail (0.6%)
SUPERVALU, Inc., 7.50%, 5/15/12	875,000	914,375

Continued

1

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Machinery-Construction & Mining (0.4%)
Joy Global, Inc., 6.00%, 11/15/16	625,000	690,084

Medical-Biomedical / Genetics (0.3%)
Amgen, Inc., 3.45%, 10/1/20	500,000	475,956

Medical-Outpatient / Home Medical (0.7%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625) (b)	1,000,000	1,077,500

Money Center Banks (0.6%)
Deutsche Bank Trust Corp., 7.25%, 10/15/11	1,000,000	1,028,899

Multi-line Insurance (0.3%)
American Financial Group, Inc., 9.88%, 6/15/19	375,000	465,448

Networking Products (0.7%)
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,065,425

Real Estate Investment Trusts (1.6%)
CommonWealth, 5.88%, 9/15/20	500,000	516,125
HCP, Inc., 6.70%, 1/30/18	850,000	961,805
Realty Income Corp., 6.75%, 8/15/19	900,000	1,033,922

		2,511,852

Reinsurance (0.4%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	690,000	718,801

Retail-Drug Store (0.4%)
CVS Pass-Through Trust, 7.77%, 1/10/12 (b)	552,354	575,828

Retail-Office Supplies (0.6%)
Staples, Inc., 9.75%, 1/15/14	850,000	1,022,143

Retail-Regional Department Store (1.4%)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	850,000	875,500
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	1,250,000	1,284,375

		2,159,875

Semiconductor Components-Integrated Circuits (0.6%)
Analog Devices, 3.00%, 4/15/16	1,000,000	1,015,179

Semiconductor Equipment (0.7%)
KLA-Tencor Corp., 6.90%, 5/1/18	1,000,000	1,131,481

Special Purpose Entity (0.5%)
Capital One Capital V, 10.25%, 8/15/39	400,000	432,000
Capital One Capital VI, 8.88%, 5/15/40	400,000	422,500

		854,500

Steel-Producers (0.7%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813)	1,000,000	1,051,250

Super-Regional Banks-U.S. (0.3%)
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (e)	500,000	529,191

Wireless Equipment (0.6%)
American Tower Corp., 4.50%, 1/15/18	875,000	864,642
Motorola Solutions, Inc., 6.50%, 11/15/28	47,000	49,636

		914,278

Total Corporate Bonds		29,547,842

Continued

2

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Foreign Bonds (8.3%)
Diversified Banks (0.4%)
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19		600,000	635,429

Electric-Integrated (0.9%)
Scottish & Southern Energy PLC, 5.45%, 10/1/15 (a) (e)	GBP	875,000	1,439,632

Gold Mining (0.6%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20		$1,000,000	1,028,427

Multi-line Insurance (0.6%)
AXA SA, 6.46%, 12/14/18 (a) (b) (e)		1,000,000	911,250

Oil & Gas Exploration & Production (0.6%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)		850,000	945,200

Sovereign (4.9%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/12	BRL	1,660,000	1,038,670
Brazil, Federal Republic, Series F, 10.00%, 1/1/14		1,870,000	1,118,292
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,400,000	2,894,581
Poland Government Bond, 5.00%, 4/25/16	PLN	7,500,000	2,733,077

			7,784,620

Special Purpose Banks (0.3%)
Export-Import Bank of Korea, 8.13%, 1/21/14		$425,000	488,377

Total Foreign Bonds			13,232,935

Mortgage-Backed Securities (6.7%)
CMBS Other (2.2%)
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		1,443,000	1,579,939
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		875,000	943,963
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38		137,271	137,732
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.62%, 7/12/34		725,385	748,053

			3,409,687

CMBS Subordinated (0.6%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.24%, 12/15/41 (a) (b)		1,000,000	1,012,162

U.S. Government Agencies (1.9%)
Fannie Mae, 5.50%, 10/1/35		544,678	589,004
Fannie Mae, 2.75%, 7/1/18 (a)		76,578	77,719
Freddie Mac, 6.50%, 8/1/37		385,166	433,210
Freddie Mac, 2.59%, 10/1/32 (a)		111,809	112,341
Freddie Mac, 6.50%, 9/1/22 (d)		372,100	406,705
Government National Mortgage Association, IO, 0.01%, 5/27/41, TBA		20,000,000	1,434,360

			3,053,339

WL Collateral CMO Other (0.9%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (f)		369,157	376,954
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 4A1, 3.01%, 4/20/35 (a)		222,680	177,062
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.41%, 12/25/32 (a)		17,357	17,843
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 4.90%, 11/25/34 (a)		865,189	851,012

			1,422,871

Continued

3

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

WL Collateral CMO Sequential (1.1%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	709,849	710,349
Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	971,636	993,330

		1,703,679

Total Mortgage-Backed Securities		10,601,738

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bonds (0.5%)
4.38%, 5/15/40	750,000	745,313

Total U.S. Treasury Obligations		745,313

	Shares

Common Stocks (11.3%)
Aerospace & Defense (0.3%)
Honeywell International, Inc.	8,500	520,455

Beverages (0.2%)
Diageo PLC, ADR	4,491	365,433

Diversified Telecommunication Services (1.5%)
BCE, Inc.	41,428	1,550,650
Frontier Communications Corp. (d)	105,000	868,350

		2,419,000

Electric Utilities (1.4%)
CPFL Energia SA, ADR	9,700	857,868
Entergy Corp.	3,676	256,291
Progress Energy, Inc.	20,411	968,502
Southern Co.	4,640	181,145

		2,263,806

Gas Utilities (0.8%)
Oneok, Inc.	17,912	1,252,765

Machinery (0.3%)
Deere & Co.	5,500	536,250

Multi-Utilities (0.5%)
Wisconsin Energy Corp.	24,910	777,441

Pharmaceuticals (1.7%)
Novartis AG, ADR	13,500	798,795
Pfizer, Inc.	86,768	1,818,657

		2,617,452

Real Estate Investment Trusts (2.3%)
Annaly Capital Management, Inc.	68,601	1,223,842
Chimera Investment Corp.	190,000	769,500
Starwood Property Trust, Inc.	69,500	1,583,905

		3,577,247

Semiconductors & Semiconductor Equipment (0.2%)
Texas Instruments, Inc.	7,000	248,710

Specialty Retail (0.5%)
Limited Brands, Inc. *	20,000	823,200

Continued

4

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Textiles, Apparel & Luxury Goods (0.2%)
VF Corp.	2,853	286,898

Tobacco (1.4%)
Altria Group, Inc.	25,350	680,394
Philip Morris International, Inc.	22,415	1,556,498

		2,236,892

Total Common Stocks		17,925,549

Investment Companies (8.8%)
American Income Fund, Inc.	135,400	1,095,386
Eaton Vance Tax-Advantaged Dividend Income Fund	23,600	427,868
ING Prime Rate Trust	80,000	500,800
Invesco Van Kampen Senior Income Trust	152,000	788,880
iShares Barclays Aggregate Bond Fund	48,000	5,111,520
iShares S&P U.S. Preferred Stock Index Fund	150,000	6,004,500

Total Investment Companies		13,928,954

Convertible Preferred Stocks (7.0%)
Capital Markets (1.3%)
Legg Mason, Inc., 7.00%	63,250	2,126,465

Commercial Banks (1.0%)
Wells Fargo & Co., Series L, 7.50%	1,490	1,608,425

Food Products (1.1%)
Archer-Daniels-Midland Co., 6.25%	38,000	1,779,160

Insurance (1.2%)
XL Group PLC, 10.75%	55,750	1,833,618

Metals & Mining (1.1%)
Molycorp, Inc., Series A, 5.50%	12,800	1,730,816

Oil, Gas & Consumable Fuels (1.3%)
Apache Corp., Series D, 6.00%	29,995	2,111,048

Total Convertible Preferred Stocks		11,189,532

Preferred Stocks (34.2%)
Cable / Satellite TV (1.1%)
Comcast Corp., 7.00%	20,000	509,000
Comcast Corp., Series B, 7.00%	50,000	1,284,500

		1,793,500

Capital Markets (1.6%)
Ameriprise Financial, Inc., 7.75%	35,000	974,400
Goldman Sachs Group, Inc. (The), Series A, 3.75% (a)	67,500	1,555,200

		2,529,600

Closed-end Funds (0.8%)
Source Capital, Inc., 2.40%	35,600	1,249,560

Commercial Banks (0.7%)
HSBC USA, Inc., Series G, 4.00% (a)	26,500	648,455
U.S. Bancorp, Series B, 3.50% (a)	20,000	455,600

		1,104,055

Continued

5

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Commercial Banks Non-U.S. (2.6%)
Barclays Bank PLC, Series 2, 6.63%	36,650	905,255
Barclays Bank PLC, Series 5, 8.13%	36,000	957,600
Lloyds Banking Group PLC, 7.75% (d)	87,000	2,324,640

		4,187,495

Commercial Banks-Southern U.S. (1.2%)
BB&T Capital Trust VI, 9.60%	6,000	167,700
BB&T Capital Trust VII, 8.10%	40,000	1,070,400
First Tennessee Bank NA, 3.75% (a)	1,000	654,687

		1,892,787

Diversified Financial Services (1.5%)
Citigroup Capital VII, 7.13%	74,225	1,874,923
Citigroup Capital XIII, 7.88% (a)	20,000	555,200

		2,430,123

Diversified Financial Services (0.5%)
ING Groep NV, 8.50%	32,000	836,160

Electric Utilities (0.3%)
American Electric Power Co., Inc., 8.75%	16,000	448,640

Electric-Integrated (2.3%)
Entergy Louisiana LLC, 5.88%	20,000	504,000
SCANA Corp., 7.70%	6,000	167,280
Southern California Edison Co., 0.27% (a) (d)	21,150	2,123,460
Xcel Energy, Inc., 7.60%	33,000	894,960

		3,689,700

Finance-Consumer Loans (0.4%)
HSBC Finance Corp., 6.88%	23,650	594,088

Finance-Credit Card (0.7%)
MBNA Capital, Series D, 8.13%	40,466	1,040,786

Finance-Investment Banker / Broker (2.1%)
Credit Suisse, Ltd., 7.90%	51,800	1,415,176
JP Morgan Chase Capital XXIX, 6.70%	32,300	843,030
Merrill Lynch Preferred Capital Trust III, 7.00%	11,800	293,584
Morgan Stanley Capital Trust VIII, 6.45%	33,100	809,295

		3,361,085

Finance-Mortgage Loan / Banker (0.4%)
Countrywide Capital IV, 6.75%	26,500	655,080

Financial Guarantee Insurance (0.7%)
Assured Guaranty Municipal Holdings, Inc., 6.25%	50,000	1,111,000

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc., Series A, 8.63%	23,000	613,180

Insurance (2.6%)
Aegon NV, Series 1, 4.00% (a)	43,800	993,384
MetLife, Inc., Series A, 4.00% (a)	48,000	1,178,880
MetLife, Inc., Series B, 6.50%	40,000	1,022,000
RenaissanceRe Holdings, Ltd., Series D, 6.60%	36,861	923,737

		4,118,001

Continued

6

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Investment Management / Advisor Services (0.6%)
Deutsche Bank Contingent Capital Trust III, 7.60%	36,000	961,920

Life / Health Insurance (0.2%)
AAG Holding Co., Inc., 7.25%	15,200	380,152

Multi-line Insurance (1.1%)
Allianz SE, 8.38%	30,000	798,750
American Financial Group, Inc., 7.00%	36,000	917,640

		1,716,390

Multimedia (1.0%)
Viacom, Inc., 6.85%	60,000	1,547,400

Office Automation & Equipment (0.5%)
Pitney Bowes International Holdings, Inc., Series F, 6.13% (d)	850	829,016

Real Estate Investment Trusts (6.5%)
CBL & Associates Properties, Inc., Series D, 7.38%	25,500	619,905
Duke Realty Corp., Series L, 6.60%	36,500	876,730
Duke Realty Corp., Series M, 6.95%	21,992	551,999
Equity Residential, Series N, 6.48%	51,350	1,296,587
Harris Preferred Capital Corp., Series A, 7.38%	31,800	807,402
Kimco Realty Corp., Series H, 6.90%	70,000	1,771,000
Public Storage, Series L, 6.75%	18,728	474,006
Public Storage, Series M, 6.63%	40,000	1,017,600
Public Storage, Series P, 6.50%	37,000	935,360
Vornado Realty L.P., 7.88% (d)	48,775	1,318,876
Vornado Realty Trust, Series J, 6.88%	26,000	648,960

		10,318,425

Special Purpose Entity (1.1%)
Corporate-Backed Trust Certificates, 6.25%	80,500	1,746,485

Super-Regional Banks-U.S. (1.5%)
National City Capital Trust III, 6.63%	20,000	511,000
USB Capital XII, 6.30%	40,000	1,020,800
Wells Fargo Capital XII, 7.88%	30,000	795,000

		2,326,800

Telephone-Integrated (0.8%)
Telephone & Data Systems, Inc., 6.88%	52,000	1,300,000

Transportation-Marine (0.5%)
Seaspan Corp., Series C, 9.50%	29,100	819,747

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc., 7.60%	28,256	709,791

Total Preferred Stocks		54,310,966

Investments in Affiliates (3.4%)
Fifth Third Institutional Money Market Fund (c)	5,476,400	5,476,400

Total Investments in Affiliates		5,476,400

Continued

7

Strategic Income
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Investments (Cost$152,027,653) - 101.4%	161,133,089

Liabilities in excess of other assets - (1.4)%	(2,217,176)

NET ASSETS - 100.0%	$158,915,913

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for futures contracts and forward foreign currency contracts.
(e)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(f)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(g)	The Fund’s security was fair valued at April 30, 2011 using procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
BRL – Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GBP – British Pound
IO – Interest Only
NZD – New Zealand Dollar
PLN – Polish Zloty
TBA – To Be Announced
WL - Whole Loan

At April 30, 2011, Strategic Income’s investments were in the following countries:

Country

Bermuda	0.6%
Brazil	1.9%
Canada	1.0%
Cayman Islands	0.3%
France	0.6%
Germany	0.5%
Great Britain	4.1%
Ireland	1.1%
Isle Of Man	0.6%
Luxembourg	0.6%
Marshall Island	0.5%
Netherlands	1.1%
New Zealand	1.8%
Poland	1.7%
South Korea	0.3%
Switzerland	1.4%
United States	81.9%

Total	100.0%

See notes to schedule of investment.

8

LifeModel AggressiveSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.8%)
Fifth Third All Cap Value Fund	749,289	$12,910,256
Fifth Third Disciplined Large Cap Value Fund	1,833,655	21,178,711
Fifth Third Institutional Money Market Fund	463,309	463,309
Fifth Third International Equity Fund	1,934,135	17,561,942
Fifth Third Mid Cap Growth Fund *	1,056,824	13,252,575
Fifth Third Quality Growth Fund	1,225,495	21,740,272
Fifth Third Short Term Bond Fund	127,874	1,225,037
Fifth Third Small Cap Growth Fund *	624,990	6,099,904
Fifth Third Small Cap Value Fund	290,264	5,967,821
Fifth Third Strategic Income Fund	230,641	2,458,632
Fifth Third Structured Large Cap Plus Fund	1,636,171	21,057,518
Fifth Third Total Return Bond Fund	128,448	1,158,603

Total Investments in Affiliates		125,074,580

Total Investments (Cost $108,245,718) - 99.8%		125,074,580

Other assets in excess of liabilities - 0.2%		270,479

NET ASSETS - 100.0%		$125,345,059

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately AggressiveSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.9%)
Fifth Third All Cap Value Fund	992,044	$17,092,926
Fifth Third Disciplined Large Cap Value Fund	2,355,711	27,208,458
Fifth Third High Yield Bond Fund	83,954	850,451
Fifth Third Institutional Money Market Fund	347,219	347,219
Fifth Third International Equity Fund	2,615,833	23,751,759
Fifth Third Mid Cap Growth Fund *	1,374,056	17,230,656
Fifth Third Quality Growth Fund	1,573,462	27,913,220
Fifth Third Short Term Bond Fund	1,261,442	12,084,618
Fifth Third Small Cap Growth Fund *	811,504	7,920,276
Fifth Third Small Cap Value Fund	376,650	7,743,933
Fifth Third Strategic Income Fund	576,602	6,146,581
Fifth Third Structured Large Cap Plus Fund	2,222,641	28,605,388
Fifth Third Total Return Bond Fund	3,289,223	29,668,794

Total Investments in Affiliates		206,564,279

Total Investments (Cost $180,324,552) - 99.9%		206,564,279

Other assets in excess of liabilities - 0.1%		154,750

NET ASSETS - 100.0%		$206,719,029

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ModerateSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.2%)
Fifth Third All Cap Value Fund	964,771	$16,623,000
Fifth Third Disciplined Large Cap Value Fund	2,381,410	27,505,289
Fifth Third High Yield Bond Fund	118,029	1,195,632
Fifth Third Institutional Money Market Fund	2,438,536	2,438,536
Fifth Third International Equity Fund	2,466,202	22,393,116
Fifth Third Mid Cap Growth Fund *	1,384,905	17,366,713
Fifth Third Quality Growth Fund	1,577,384	27,982,786
Fifth Third Short Term Bond Fund	3,034,089	29,066,574
Fifth Third Small Cap Growth Fund *	779,909	7,611,915
Fifth Third Small Cap Value Fund	359,494	7,391,197
Fifth Third Strategic Income Fund	1,278,135	13,624,922
Fifth Third Structured Large Cap Plus Fund	2,039,516	26,248,564
Fifth Third Total Return Bond Fund	8,213,441	74,085,233

Total Investments in Affiliates		273,533,477

Total Investments (Cost $249,823,721) - 100.2%		273,533,477

Liabilities in excess of other assets - (0.2)%		(411,249)

NET ASSETS - 100.0%		$273,122,228

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately ConservativeSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.3%)
Fifth Third All Cap Value Fund	176,315	$3,037,908
Fifth Third Disciplined Large Cap Value Fund	419,633	4,846,764
Fifth Third High Yield Bond Fund	55,623	563,464
Fifth Third Institutional Money Market Fund	46	46
Fifth Third International Equity Fund	454,917	4,130,646
Fifth Third Mid Cap Growth Fund *	248,696	3,118,650
Fifth Third Quality Growth Fund	274,730	4,873,711
Fifth Third Short Term Bond Fund	860,539	8,243,961
Fifth Third Small Cap Growth Fund *	144,241	1,407,794
Fifth Third Small Cap Value Fund	66,740	1,372,180
Fifth Third Strategic Income Fund	290,117	3,092,651
Fifth Third Structured Large Cap Plus Fund	378,056	4,865,577
Fifth Third Total Return Bond Fund	2,357,026	21,260,370

Total Investments in Affiliates		60,813,722

Total Investments (Cost $55,853,790) - 99.3%		60,813,722

Other assets in excess of liabilities - 0.7%		425,077

NET ASSETS - 100.0%		$61,238,799

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ConservativeSM
Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.8%)
Fifth Third All Cap Value Fund	64,738	$1,115,433
Fifth Third Disciplined Large Cap Value Fund	159,586	1,843,224
Fifth Third High Yield Bond Fund	57,431	581,774
Fifth Third Institutional Money Market Fund	84,597	84,597
Fifth Third International Equity Fund	167,340	1,519,447
Fifth Third Mid Cap Growth Fund *	92,871	1,164,599
Fifth Third Quality Growth Fund	104,187	1,848,274
Fifth Third Short Term Bond Fund	762,861	7,308,212
Fifth Third Small Cap Growth Fund *	55,394	540,648
Fifth Third Small Cap Value Fund	25,348	521,147
Fifth Third Strategic Income Fund	192,201	2,048,860
Fifth Third Structured Large Cap Plus Fund	144,463	1,859,234
Fifth Third Total Return Bond Fund	2,209,167	19,926,691

Total Investments in Affiliates		40,362,140

Total Investments (Cost $39,493,555) - 99.8%		40,362,140

Other assets in excess of liabilities - 0.2%		67,634

NET ASSETS - 100.0%		$40,429,774

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

High Yield Bond
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Convertible Bonds (0.3%)
Building Products-Cement & Aggregate (0.3%)
US Concrete, Inc., 9.50%, 8/31/15 (b)	$201,000	$245,723

Total Convertible Bonds		245,723

Corporate Bonds (87.2%)
Advertising Sales (0.3%)
Lamar Media Corp., Series B, 6.63%, 8/15/15, (Callable 5/2/11 @ 103.313)	209,000	213,441

Aerospace & Defense (2.5%)
BE Aerospace, Inc., 8.50%, 7/1/18, (Callable 7/1/13 @ 104.25) (c)	446,000	497,290
TransDigm, Inc., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875) (b)	1,250,000	1,346,875

		1,844,165

Airlines (0.2%)
Continental Airlines 2003-ERJ1 Pass Through Trust, Series RJO3, 7.88%, 1/2/20	157,001	153,861

Athletic Equipment (0.9%)
Icon Health & Fitness, 11.88%, 10/15/16, (Callable 10/15/13 @ 105.938) (b)	621,000	646,616

Auto / Truck Parts & Equipment-Original (4.4%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75)	165,000	183,975
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25) (b) (c)	245,000	263,375
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	89,000	97,678
Pinafore LLC / Pinafore, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)	657,000	717,773
Tenneco, Inc., 6.88%, 12/15/20, (Callable 12/15/15 @ 103.438) (b) (c)	166,000	170,150
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.63%, 9/1/17, (Callable 9/1/14 @ 105.313) (b) (c)	335,000	374,781
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063) (b) (c)	1,400,000	1,386,000

		3,193,732

Auto / Truck Parts & Equipment-Replacement (0.2%)
Exide Technologies, 8.63%, 2/1/18, (Callable 2/1/15 @ 104.313) (b)	104,000	111,540

Auto-Medium & Heavy Duty Trucks (0.4%)
Navistar International Corp., 8.25%, 11/1/21, (Callable 11/1/14 @ 104.125)	265,000	295,475

Broadcast Service / Program (0.6%)
Fisher Communications, Inc., 8.63%, 9/15/14, (Callable 5/2/11 @ 102.875)	427,000	437,675

Building & Construction Products-Miscellaneous (1.1%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 5/2/11 @ 104)	750,000	766,875

Building-Heavy Construction (0.9%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813) (b)	650,000	663,000

Building Products-Cement & Aggregate (0.5%)
Texas Industries, Inc., 9.25%, 8/15/20, (Callable 8/15/15 @ 104.625) (b)	362,000	390,055

Building-Residential / Commercial (2.1%)
Meritage Homes Corp., 7.15%, 4/15/20	1,025,000	1,016,031
Pulte Group, Inc., 6.38%, 5/15/33	539,000	443,328
Pulte Group, Inc., 7.88%, 6/15/32	55,000	50,600

		1,509,959

Cable / Satellite TV (3.3%)
Cablevision Systems Corp., 8.00%, 4/15/20 (c)	250,000	275,000

Continued

1

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, (Callable 1/15/14 @ 105.25)	59,000	61,803
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable 4/30/13 @ 105.906) (c)	344,000	372,810
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable 4/30/15 @ 104.063) (c)	215,000	239,187
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17, (Callable 11/15/12 @ 106.469) (b)	640,000	686,400
DISH DBS Corp., 7.88%, 9/1/19	309,000	334,492
Insight Communications Co., Inc., 9.38%, 7/15/18, (Callable 7/15/13 @ 107.031) (b)	352,000	393,360

		2,363,052

Capacitors (0.9%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25) (b)	597,000	676,103

Cellular Telecom (3.0%)
Cricket Communications, Inc., 7.75%, 10/15/20, (Callable 10/15/15 @ 103.875) (c)	112,000	114,380
MetroPCS Wireless, Inc., 7.88%, 9/1/18, (Callable 9/1/14 @ 103.938) (c)	233,000	251,057
Nextel Communications, Inc., Series D, 7.38%, 8/1/15, (Callable 5/17/11 @ 100.922)	500,000	503,750
NII Capital Corp., 7.63%, 4/1/21, (Callable 4/1/16 @ 103.813) (c)	792,000	837,540
Sprint Nextel Corp., 8.38%, 8/15/17 (c)	415,000	465,319

		2,172,046

Chemicals-Diversified (0.3%)
Lyondell Chemical Co., 8.00%, 11/1/17, (Callable 5/1/13 @ 106) (b)	199,000	221,885

Chemicals-Plastics (0.2%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)	106,000	113,089

Coal (2.0%)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.50%, 12/15/19, (Callable 12/15/14 @ 104.25)	304,000	338,200
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104)	106,000	117,130
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125)	106,000	118,190
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18, (Callable 4/15/14 @ 104.125)	841,000	899,870

		1,473,390

Commercial Banks-Eastern U.S. (1.2%)
CIT Group, Inc., 7.00%, 5/1/16, (Callable 5/2/11 @ 102) (c)	859,000	865,443
CIT Group, Inc., 7.00%, 5/1/17, (Callable 5/2/11 @ 102)	17,000	17,138

		882,581

Commercial Services (1.5%)
ARAMARK Holdings Corp., 8.63%, 5/1/16, (Callable 5/1/12 @ 102) (b)	282,000	289,755
PHH Corp., 9.25%, 3/1/16 (c)	716,000	789,390

		1,079,145

Consumer Products-Miscellaneous (2.0%)
Central Garden and Pet Co., 8.25%, 3/1/18, (Callable 3/1/14 @ 104.125) (c)	327,000	344,985
Jarden Corp., 7.50%, 5/1/17	598,000	642,102
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable 10/15/14 @ 103.563) (b)	400,000	417,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.75%, 10/15/16, (Callable 10/15/12 @ 103.875) (b)	60,000	63,600

		1,467,687

Containers-Metal / Glass (0.9%)
BWAY Holding Co., 10.00%, 6/15/18, (Callable 6/15/14 @ 105)	600,000	658,500

Continued

2

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Data Processing / Management (0.8%)
First Data Corp., 8.25%, 1/15/21, (Callable 1/15/16 @ 104.125) (b) (c)	243,000	241,785
First Data Corp., 9.88%, 9/24/15, (Callable 9/30/11 @ 104.938) (b)	9,000	9,259
First Data Corp., 9.88%, 9/24/15, (Callable 9/30/11 @ 104.938) (c)	47,000	48,586
First Data Corp., 12.63%, 1/15/21, (Callable 1/15/16 @ 112.625) (b)	243,000	266,389

		566,019

Diversified Banks (0.2%)
Ally Financial, Inc., 7.50%, 9/15/20 (b)	161,000	175,490

Diversified Manufacturing Operations (1.4%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063) (b)	420,000	449,400
Griffon Corp., 7.13%, 4/1/18, (Callable 4/1/14 @ 105.344) (b) (c)	261,000	270,461
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)	296,000	322,640

		1,042,501

Diversified Operator / Commercial Services (0.6%)
ARAMARK Corp., 8.50%, 2/1/15, (Callable 5/2/11 @ 104.25)	389,000	406,019

Electric-Integrated (1.1%)
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)	101,000	114,130
PNM Resources, Inc., 9.25%, 5/15/15	430,000	483,212
Puget Sound Energy, Inc., Series A, 6.97%, 6/1/67, (Callable 6/1/17 @ 100) (a)	175,000	175,450

		772,792

Food-Canned (0.5%)
Blue Merger Sub, Inc., 7.63%, 2/15/19, (Callable 2/15/14 @ 103.813) (b) (c)	367,000	375,716

Food-Retail (1.2%)
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19, (Callable 2/15/15 @ 104.625) (b)	434,000	452,445
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)	382,000	412,560

		865,005

Funeral Services & Related Items (1.9%)
Service Corp. International, 8.00%, 11/15/21	290,000	320,450
Stewart Enterprises, Inc., 6.50%, 4/15/19, (Callable 4/15/14 @ 104.875) (b)	575,000	579,312
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.25%, 12/1/17, (Callable 12/1/13 @ 105.125)	469,000	487,760

		1,387,522

Gas-Transportation (1.0%)
Sabine Pass Liquified Natural Gas L.P., 7.25%, 11/30/13	734,000	757,855

Home Furnishings (0.6%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 5/2/11 @ 102.75) (c)	130,000	130,325
Simmons Bedding Co., 11.25%, 7/15/15, (Callable 1/20/12 @ 103) (b)	299,000	319,930

		450,255

Housewares (1.0%)
Libbey Glass, Inc., 10.00%, 2/15/15, (Callable 8/15/12 @ 105)	643,000	702,478

Independent Power Producer (1.3%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)	290,000	306,675
Calpine Corp., 7.88%, 1/15/23, (Callable 1/15/17 @ 103.938) (b) (c)	500,000	532,500
GenOn Energy, Inc., 7.63%, 6/15/14 (c)	85,000	89,037

		928,212

Continued

3

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Industrial Automats / Robots (0.6%)
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)	390,000	436,800

Machinery-Farm (0.5%)
Case New Holland, Inc., 7.88%, 12/1/17 (b)	350,000	391,125

Medical Instruments (0.4%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281)	244,000	261,385

Medical Products (0.0%)
Universal Hospital Services, Inc., 3.83%, 6/1/15, (Callable 5/2/11 @ 101) (a)	25,000	24,281

Medical-Biomedical / Genetics (1.1%)
STHI Holding Corp., 8.00%, 3/15/18, (Callable 3/15/14 @ 106) (b)	800,000	822,000

Medical-Drugs (0.9%)
Axcan Intermediate Holdings, Inc., 12.75%, 3/1/16, (Callable 3/1/12 @ 106.375)	350,000	387,625
Giant Funding Corp., 8.25%, 2/1/18, (Callable 2/1/14 @ 106.188) (b)	230,000	238,625

		626,250

Medical-Hospitals (1.5%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938) (b)	736,000	793,040
CHS / Community Health Systems, Inc., 8.88%, 7/15/15, (Callable 7/15/11 @ 104.438) (c)	258,000	263,805

		1,056,845

Medical-Outpatient / Home Medical (0.8%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625)	564,000	607,710

Metal-Aluminum (0.7%)
Aleris International, Inc., 7.63%, 2/15/18, (Callable 2/15/14 @ 105.719) (b) (c)	518,000	530,950

Multi-line Insurance (1.5%)
MetLife, Inc., 10.75%, 8/1/39, (Callable 8/1/34 @ 100) (c)	750,000	1,057,500

Multimedia (0.2%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563)	120,000	128,700

Music (0.5%)
WMG Acquisition Corp., 7.38%, 4/15/14, (Callable 5/2/11 @ 101.229)	362,000	362,000

Oil & Gas Exploration & Production (4.5%)
Berry Petroleum Co., 8.25%, 11/1/16, (Callable 11/1/11 @ 104.125)	426,000	450,495
Chesapeake Energy Corp., 6.50%, 8/15/17 (c)	918,000	1,000,620
Chesapeake Energy Corp., 9.50%, 2/15/15	346,000	416,498
Hilcorp Energy I L.P. / Hilcorp Finance Co., 7.75%, 11/1/15, (Callable 5/2/11 @ 103.875) (b)	506,000	524,342
Hilcorp Energy I L.P. / Hilcorp Finance Co., 9.00%, 6/1/16, (Callable 6/1/11 @ 104.5) (b)	87,000	90,915
Newfield Exploration Co., 6.88%, 2/1/20, (Callable 2/1/15 @ 103.438)	188,000	198,810
Petrohawk Energy Corp., 7.25%, 8/15/18, (Callable 8/15/14 @ 103.625)	292,000	310,250
Petrohawk Energy Corp., 7.88%, 6/1/15, (Callable 6/1/12 @ 103.938)	250,000	265,000

		3,256,930

Oil Field Services (1.9%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 5/2/11 @ 103.563)	750,000	765,937
Exterran Holdings, Inc., 7.25%, 12/1/18, (Callable 12/1/13 @ 105.438) (b)	200,000	208,000
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 1/15/12 @ 104.75) (b)	356,000	377,360

		1,351,297

Continued

4

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Oil Refining & Marketing (0.8%)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable 4/1/13 @ 108.156) (b)	520,000	592,800

Paper & Related Products (0.7%)
Clearwater Paper Corp., 7.13%, 11/1/18, (Callable 11/1/14 @ 103.563) (b)	500,000	520,000

Pharmacy Services (0.6%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)	427,000	459,025

Pipelines (7.0%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375)	578,000	627,130
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 7.75%, 4/1/19, (Callable 4/1/15 @ 103.875) (b)	1,254,000	1,263,405
Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.88%, 2/15/18, (Callable 2/15/14 @ 104.438)	100,000	109,250
Enterprise Products Operating LLC, 7.00%, 6/1/67, (Callable 6/1/17 @ 100) (a)	550,000	549,312
Genesis Energy L.P. / Genesis Energy Finance Corp., 7.88%, 12/15/18, (Callable 12/15/14 @ 103.938) (b)	750,000	761,250
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20, (Callable 11/1/15 @ 103.375)	47,000	48,528
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.88%, 12/1/18, (Callable 12/1/14 @ 103.438)	400,000	427,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.88%, 2/1/21, (Callable 2/1/16 @ 103.438) (b)	875,000	870,625
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 8.25%, 7/1/16, (Callable 7/1/12 @ 104.125) (b)	403,000	429,195

		5,085,695

Printing-Commercial (1.0%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 5/2/11 @ 101.313)	362,000	356,570
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438)	350,000	351,750

		708,320

Radio (0.1%)
Citadel Broadcasting Corp., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875) (b)	70,000	75,775

Real Estate Investment Trusts (b) (1.8%)
MPT Operating Partnership L.P. / MPT Finance Corp., 6.88%, 5/1/21, (Callable 5/1/16 @ 103.438)	723,000	726,615
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)	600,000	609,750

		1,336,365

Recreational Centers (0.4%)
Equinox Holdings, Inc., 9.50%, 2/1/16, (Callable 2/1/13 @ 104.75) (b) (c)	240,000	256,500

Rental Auto / Equipment (b) (0.9%)
Ashtead Capital, Inc., 9.00%, 8/15/16, (Callable 8/15/11 @ 104.5)	329,000	347,095
RSC Equipment Rental, Inc. / RSC Holdings III LLC, 10.00%, 7/15/17, (Callable 7/15/13 @ 105)	111,000	127,095
United Rentals North America, Inc., 10.88%, 6/15/16, (Callable 6/15/13 @ 105.438)	125,000	145,469

		619,659

Retail-Automobile (0.8%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 3/15/12 @ 103.813)	18,000	18,405
Penske Automotive Group, Inc., 7.75%, 12/15/16, (Callable 12/15/11 @ 103.875)	548,000	567,180

		585,585

Continued

5

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Retail-Mail Order (0.6%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)	419,000	445,188

Retail-Propane Distributors (0.4%)
Inergy L.P. / Inergy Finance Corp., 7.00%, 10/1/18, (Callable 10/1/14 @ 103.5) (b)	264,000	278,520

Rubber-Tires (0.8%)
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16, (Callable 5/15/12 @ 107.875)	544,000	616,080

Steel Pipe & Tube (0.6%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 6/1/12 @ 103.688) (c)	460,000	456,550

Steel-Producers (2.0%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (c)	529,000	556,111
JMC Steel Group, 8.25%, 3/15/18, (Callable 3/15/14 @ 106.188) (b)	250,000	261,875
United States Steel Corp., 7.38%, 4/1/20 (c)	625,000	659,375

		1,477,361

Telecommunication Equipment (0.8%)
CommScope, Inc., 8.25%, 1/15/19, (Callable 1/15/15 @ 104.125) (b)	549,000	577,823

Telecommunication Services (2.3%)
PAETEC Holding Corp., 8.88%, 6/30/17, (Callable 6/30/13 @ 104.438)	600,000	654,750
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)	66,000	71,692
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313) (b)	917,000	972,020

		1,698,462

Telephone-Integrated (3.1%)
Cincinnati Bell, Inc., 8.25%, 10/15/17, (Callable 10/15/13 @ 104.125) (c)	790,000	801,850
Frontier Communications Corp., 8.13%, 10/1/18	180,000	194,625
Frontier Communications Corp., 8.50%, 4/15/20	588,000	637,245
Sprint Capital Corp., 6.88%, 11/15/28	100,000	95,875
Windstream Corp., 7.50%, 4/1/23, (Callable 4/1/16 @ 103.75) (b)	158,000	160,370
Windstream Corp., 7.88%, 11/1/17	319,000	344,520

		2,234,485

Transportation-Equipment & Leasing (0.5%)
Aviation Capital Group, 6.75%, 4/6/21 (b)	358,000	360,803

Transportation-Marine (2.3%)
Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.88%, 4/1/18, (Callable 4/1/14 @ 104.438)	506,000	541,420
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.13%, 2/15/19, (Callable 2/15/15 @ 104.063) (b)	848,000	856,480
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 9.25%, 4/15/19, (Callable 4/15/14 @ 106.938) (b)	233,000	237,660

		1,635,560

Vitamins & Nutrition Products (0.8%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)	500,000	545,000

Web Hosting / Design (1.3%)
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063)	844,000	913,630

Wire & Cable Products (0.3%)
Belden, Inc., 7.00%, 3/15/17, (Callable 3/15/12 @ 103.5)	210,000	216,825
General Cable Corp., 7.13%, 4/1/17, (Callable 4/1/12 @ 103.563)	18,000	18,495

		235,320

Continued

6

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Wireless Equipment (1.2%)
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656)	814,000	876,068

Total Corporate Bonds		63,268,083

Foreign Bonds (7.7%)
Building & Construction Products-Miscellaneous (0.3%)
Calcipar SA, 6.88%, 5/1/18, (Callable 5/1/15 @ 103.438) (b)	189,000	193,725

Diversified Operations (0.3%)
Stena AB, 7.00%, 12/1/16, (Callable 5/2/11 @ 102.333)	250,000	248,125

Electric-Generation (0.6%)
Intergen NV, 9.00%, 6/30/17, (Callable 6/30/12 @ 104.5) (b)	400,000	434,000

Forestry (0.9%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625) (c)	591,000	669,307

Metal-Aluminum (0.3%)
Novelis, Inc., 8.38%, 12/15/17, (Callable 12/15/13 @ 106.281) (b)	175,000	193,375

Multimedia (0.7%)
Quebecor Media, Inc., 7.75%, 3/15/16, (Callable 5/2/11 @ 103.875)	511,000	531,556

Oil & Gas Drilling (0.7%)
Gibson Energy ULC / GEP Midstream Finance Corp., 11.75%, 5/27/14, (Callable 6/1/12 @ 105.875)	426,000	474,990

Oil & Gas Exploration & Production (0.3%)
MEG Energy Corp., 6.50%, 3/15/21, (Callable 3/15/15 @ 104.875) (b)	215,000	220,644

Oil Field Services (1.2%)
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b) (c)	903,000	882,682

Paper & Related Products (0.8%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)	349,000	372,558
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938) (b)	200,000	213,500

		586,058

Satellite Telecom (0.6%)
Intelsat Jackson Holdings SA, 7.25%, 4/1/19, (Callable 4/1/15 @ 103.625) (b)	394,000	400,649

Telecommunication Services (1.0%)
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875) (b)	650,000	755,625

Total Foreign Bonds		5,590,736

	Shares

Investment Companies (16.9%)
State Street Navigator Securities Lending Portfolio (e)	12,297,223	12,297,223

Total Investment Companies		12,297,223

Preferred Stocks (1.6%)
Diversified Banks (1.6%)
Ally Financial, Inc., 7.38% (c)	46,226	1,125,603

Total Preferred Stocks		1,125,603

Continued

7

High Yield Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (d)	853,739	853,739

Total Investments in Affiliates		853,739

Total Investments (Cost $79,493,058) - 114.9%		83,381,107

Liabilities in excess of other assets - (14.9)%		(10,797,583)

NET ASSETS - 100.0%		$72,583,524

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	All or part of this security was on loan.
(d)	Investment is in Institutional Shares of underlying fund.
(e)	Represents investments of cash collateral received in connection with securities lending.

At April 30, 2011, High Yield Bond’s investments were in the following countries:

Country

Canada	3.2%
Luxembourg	2.7%
Marshall Island	1.3%
Netherlands	0.5%
Sweden	0.3%
United States	92.0%

Total	100.0%

See notes to schedules of investments.

8

Total Return Bond
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (4.7%)
Credit Card Bullet (0.6%)
1st Financial Bank USA, Series 2010-D, Class A, 3.72%, 6/17/19(b)	$1,500,000	$1,519,328

Home Equity Sequential (0.3%)
Residential Funding Mortgage Securities II, Inc., Series 2006-HI3, Class A3, 5.96%, 2/25/36	748,313	705,364

Manufactured Housing ABS Other (1.0%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	318,099	337,594
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	2,363,299	2,269,431

		2,607,025

Manufactured Housing Sequential (1.0%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)	2,364,692	2,518,152

Other ABS (1.8%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.49%, 6/20/31 (a) (b) (m)	1,201,800	1,105,656
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2, 0.56%, 1/25/35 (a)	51,825	48,733
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3, 6.02%, 3/25/25 (k)	600,000	185,146
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF4, 6.01%, 5/25/36 (k)	1,645,000	1,043,818
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class M1, 5.78%, 8/25/32 (a)	32,098	31,952
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (k)	1,918,961	1,948,643

		4,363,948

Total Asset-Backed Securities		11,713,817

Corporate Bonds (20.5%)
Advertising Agencies (0.9%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	1,000,000	1,097,500
Omnicom Group, Inc., 4.45%, 8/15/20	1,250,000	1,235,888

		2,333,388

Aerospace & Defense (0.6%)
Boeing Co. (The), 3.75%, 11/20/16 (c)	1,450,000	1,540,651

Cable / Satellite TV (1.0%)
Comcast Corp., 5.70%, 7/1/19 (c)	1,000,000	1,099,240
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,390,756

		2,489,996

Coatings / Paint (0.5%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,105,064

Commercial Banks Non-U.S. (0.6%)
Westpac Capital Trust IV, 5.26%, 3/31/16 (a) (b) (g)	1,445,000	1,405,263

Commercial Banks-Central U.S. (0.4%)
SunTrust Bank, 3.00%, 11/16/11 (j)	1,000,000	1,014,776

Commercial Banks-Eastern U.S. (0.4%)
Manufacturers & Traders Trust Co., 1.80%, 4/1/13, (Callable 7/1/11 @ 100) (a)	1,075,000	1,075,216

Commercial Banks-Southern U.S. (0.6%)
BB&T Corp., 5.25%, 11/1/19	1,500,000	1,567,817

Continued

1

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Computer Services (0.6%)
International Business Machines Corp., 5.88%, 11/29/32	1,250,000	1,395,070

Consumer Products-Miscellaneous (0.5%)
Clorox Co., 3.55%, 11/1/15	1,215,000	1,256,325

Diversified Banks (2.2%)
Bank of America Corp., 5.63%, 10/14/16 (c)	1,505,000	1,631,482
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,108,799
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33 (c)	500,000	515,505
JP Morgan Chase & Co., 6.00%, 1/15/18	1,265,000	1,407,727
Morgan Stanley, 5.75%, 10/18/16	780,000	849,532

		5,513,045

Diversified Financial Services (0.5%)
General Electric Capital Corp., 4.80%, 5/1/13	1,250,000	1,332,626

Electric-Generation (0.2%)
Sithe / Independence Funding Corp., Series A, 9.00%, 12/30/13	550,776	564,865

Electric-Integrated (2.3%)
Alabama Power Capital Trust V, 3.40%, 10/1/42, (Callable 7/1/11 @ 100) (a)	874,000	870,067
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,775,000	1,734,770
Florida Power & Light Co., 5.96%, 4/1/39	870,000	964,144
Southern Power Co., Series B, 6.25%, 7/15/12 (c)	1,250,000	1,324,429
Virginia Electric and Power Co., 6.35%, 11/30/37	750,000	854,631

		5,748,041

Energy-Alternate Sources (0.2%)
Gilroy Energy Center LLC, 4.00%, 8/15/11 (b)	372,218	371,451

Enterprise Software / Services (0.4%)
CA, Inc., 5.38%, 12/1/19	1,000,000	1,062,377

Finance-Investment Banker / Broker (0.4%)
JP Morgan Chase Capital XXI, Series U, 1.22%, 2/2/37, (Callable 2/2/12 @ 100) (a)	1,000,000	857,251

Food-Miscellaneous / Diversified (0.6%)
General Mills, Inc., 5.65%, 2/15/19 (c)	1,250,000	1,397,278

Food-Retail (0.2%)
Kroger Co. (The), 6.90%, 4/15/38	500,000	575,243

Life / Health Insurance (0.5%)
Prudential Financial, Inc., 3.88%, 1/14/15	1,250,000	1,307,206

Multi-line Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,170,662

Networking Products (0.4%)
Cisco Systems, Inc., 4.95%, 2/15/19	1,000,000	1,084,485

Pipelines (0.6%)
Kinder Morgan Energy Partners L.P., 5.63%, 2/15/15 (c)	1,250,000	1,394,709

Real Estate Investment Trusts (0.8%)
Boston Properties L.P., 4.13%, 5/15/21	850,000	821,608
Simon Property Group L.P., 4.38%, 3/1/21	1,100,000	1,096,030

		1,917,638

Reinsurance (0.6%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	1,500,000	1,562,610

Continued

2

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Retail-Drug Store (0.6%)
CVS Caremark Corp., 5.75%, 6/1/17		1,275,000	1,426,276

Retail-Restaurants (0.5%)
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100)		1,275,000	1,227,349

Steel-Producers (0.4%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (c)		1,000,000	1,051,250

Telephone-Integrated (1.1%)
AT&T, Inc., 6.30%, 1/15/38		1,450,000	1,529,548
Verizon Communications, Inc., 4.90%, 9/15/15		1,000,000	1,103,619

			2,633,167

Transportation-Rail (1.1%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17		1,000,000	1,128,418
Union Pacific Corp., 5.45%, 1/31/13		1,380,000	1,484,652

			2,613,070

Wireless Equipment (0.3%)
American Tower Corp., 4.50%, 1/15/18		800,000	790,530

Total Corporate Bonds			50,784,695

Foreign Bonds (6.5%)
Commercial Banks-Eastern U.S. (0.9%)
Credit Suisse, 5.30%, 8/13/19		2,000,000	2,142,158

Metals & Mining (0.2%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		500,000	477,854

Oil & Gas Exploration & Production (0.7%)
Gazprom Via Gazprom International SA, 7.20%, 2/1/20 (b)		1,560,312	1,696,839

Oil Company-Integrated (1.4%)
Husky Energy, Inc., 5.90%, 6/15/14		1,360,000	1,512,127
Shell International Finance BV, 4.38%, 3/25/20		1,850,000	1,935,681

			3,447,808

Pipelines (0.2%)
TransCanada PipeLines, Ltd., 5.85%, 3/15/36		500,000	517,380

Sovereign (3.1%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	8,340,000	4,987,464
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,150,000	2,681,744

			7,669,208

Total Foreign Bonds			15,951,247

Mortgage-Backed Securities (59.2%)
Agency Collateral Other (1.5%)
Restructured Assets Certificates, Series 2006-9, Class P, 12.07%, 12/31/49 (b) (f) (m)		$5,250,000	3,673,425

CMBS Other (4.8%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)		2,000,000	2,155,723
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.40%, 7/15/44 (a)		2,960,000	3,233,492
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)		2,500,556	2,770,255

Continued

3

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35	1,000,000	1,038,434
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A5, 4.88%, 6/10/36	167,204	167,085
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38 (l)	672,630	674,887
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.37%, 12/15/44 (a)	500,000	547,229
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30	138,418	138,714
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.27%, 3/15/30 (a)	1,000,000	1,086,198

		11,812,017

CMBS Subordinated (a) (1.3%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.24%, 12/15/41 (b)	1,675,000	1,695,371
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class C, 5.05%, 3/18/36	1,417,000	1,430,638

		3,126,009

U.S. Government Agencies (47.4%)
Fannie Mae, 0.46%, 8/25/44 (a)	508,128	500,962
Fannie Mae, 3.50%, 10/1/20	1,724,797	1,790,806
Fannie Mae, 3.50%, 2/1/26	1,745,862	1,769,576
Fannie Mae, 3.75%, 8/25/18	2,203,722	2,309,121
Fannie Mae, 4.00%, 9/1/20	877,499	923,688
Fannie Mae, 4.00%, 2/1/26	982,188	1,022,401
Fannie Mae, 4.00%, 3/1/26	1,983,011	2,059,709
Fannie Mae, 4.00%, 8/1/40	980,458	977,294
Fannie Mae, 4.00%, 9/1/40	1,180,600	1,176,789
Fannie Mae, 4.00%, 3/1/41	1,991,628	1,988,935
Fannie Mae, 4.00%, 5/1/41 (i)	5,000,000	4,975,780
Fannie Mae, 4.50%, 4/1/20	2,272,838	2,422,213
Fannie Mae, 4.50%, 3/1/25	854,568	905,391
Fannie Mae, 5.00%, 6/1/23	1,519,980	1,623,865
Fannie Mae, 5.00%, 5/1/25	840,948	900,525
Fannie Mae, 5.00%, 7/1/33	521,252	553,878
Fannie Mae, 5.00%, 1/1/34 (l)	3,961,949	4,211,172
Fannie Mae, 5.00%, 6/1/40	773,032	817,310
Fannie Mae, 5.05%, 8/1/34 (a)	36,888	38,785
Fannie Mae, 5.50%, 12/25/20	902,843	962,387
Fannie Mae, 5.50%, 2/1/25	554,784	604,751
Fannie Mae, 5.50%, 3/1/33 (l)	3,585,158	3,882,518
Fannie Mae, 5.50%, 5/25/34	3,150,000	3,324,727
Fannie Mae, 5.50%, 3/1/35	642,260	694,928
Fannie Mae, 5.50%, 6/1/35	267,255	289,102
Fannie Mae, 5.50%, 11/1/35	664,732	721,320
Fannie Mae, 5.50%, 9/1/36	1,904,837	2,062,828
Fannie Mae, 5.50%, 11/1/36	925,315	1,008,424
Fannie Mae, 5.50%, 1/1/37 (l)	2,495,481	2,707,920
Fannie Mae, 5.50%, 5/1/37	2,167,356	2,348,475
Fannie Mae, 5.50%, 8/1/37	1,913,607	2,085,481
Fannie Mae, 6.00%, 5/1/17	70,609	77,240
Fannie Mae, 6.00%, 5/1/18	244,436	267,623
Fannie Mae, 6.00%, 2/1/22	1,447,942	1,598,234
Fannie Mae, 6.00%, 1/1/33	201,595	222,891
Fannie Mae, 6.00%, 8/25/33 (a)	1,259,521	1,306,260
Fannie Mae, 6.00%, 7/1/35	1,992,150	2,189,518
Fannie Mae, 6.00%, 9/1/35	949,090	1,045,675
Fannie Mae, 6.00%, 1/1/36 (l)	1,840,852	2,025,341
Fannie Mae, 6.00%, 12/1/36	600,678	660,752
Fannie Mae, 6.00%, 1/1/37	1,821,658	1,998,151

Continued

4

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Fannie Mae, 6.00%, 1/1/38	354,327	387,992
Fannie Mae, 6.00%, 7/1/38	4,607,674	5,044,013
Fannie Mae, 6.00%, 7/1/39	904,511	1,002,887
Fannie Mae, 6.50%, 7/1/16	223,133	245,244
Fannie Mae, 6.50%, 6/1/17	65,033	71,742
Fannie Mae, 6.50%, 8/1/28	83,770	94,765
Fannie Mae, 6.50%, 6/1/29	63,706	72,068
Fannie Mae, 6.50%, 4/1/32	164,952	186,604
Fannie Mae, 6.50%, 6/1/32	267,695	302,833
Fannie Mae, 6.50%, 7/1/32	394,129	445,863
Fannie Mae, 6.50%, 3/1/33	42,458	48,031
Fannie Mae, 6.50%, 8/1/36	179,254	200,094
Fannie Mae, 6.50%, 11/1/37	949,528	1,069,490
Fannie Mae, 7.00%, 6/1/32	85,539	99,728
Fannie Mae, 7.00%, 8/1/32	199,973	230,017
Fannie Mae, 7.00%, 9/1/36	444,587	509,205
Fannie Mae, 7.50%, 6/1/28	57,981	67,170
Freddie Mac, 0.62%, 7/15/36 (a) (l)	500,651	502,254
Freddie Mac, 3.50%, 11/1/25	993,266	1,007,534
Freddie Mac, 4.00%, 5/1/19	1,634,861	1,722,999
Freddie Mac, 4.50%, 6/1/34	614,176	637,457
Freddie Mac, 4.50%, 9/1/34	480,640	498,860
Freddie Mac, 4.50%, 8/1/40	1,730,989	1,780,783
Freddie Mac, 4.50%, 4/1/41	1,995,976	2,059,630
Freddie Mac, 5.00%, 12/1/18	579,631	625,043
Freddie Mac, 5.00%, 10/1/21	709,467	761,060
Freddie Mac, 5.00%, 2/15/25	3,245,000	3,516,809
Freddie Mac, 5.00%, 8/1/33	189,982	201,754
Freddie Mac, 5.00%, 5/1/34	100,249	106,351
Freddie Mac, 5.00%, 7/1/35	241,106	255,444
Freddie Mac, 5.00%, 8/1/35	591,761	627,666
Freddie Mac, 5.00%, 11/1/35	2,313,249	2,451,186
Freddie Mac, 5.00%, 4/1/36	232,214	246,023
Freddie Mac, 5.00%, 7/1/36	921,618	974,120
Freddie Mac, 5.00%, 11/1/39	1,929,684	2,042,024
Freddie Mac, 5.23%, 3/1/37 (a)	235,457	250,504
Freddie Mac, 5.57%, 4/1/37 (a)	1,299,419	1,372,819
Freddie Mac, 5.80%, 10/1/36 (a)	886,741	950,507
Freddie Mac, 5.85%, 3/1/37 (a) (l)	2,692,219	2,868,391
Freddie Mac, 6.00%, 12/15/21	687,344	717,247
Freddie Mac, 6.00%, 9/1/33	128,206	141,389
Freddie Mac, 6.00%, 2/1/38	3,325,460	3,681,944
Freddie Mac, 6.00%, 5/1/38	622,561	683,851
Freddie Mac, 6.06%, 2/1/37 (a)	2,364,617	2,550,122
Freddie Mac, 6.08%, 1/1/37 (a)	2,900,680	3,126,179
Freddie Mac, 6.50%, 1/1/29	650,478	734,665
Freddie Mac, 6.50%, 7/1/32	93,289	105,363
Freddie Mac, 6.50%, 9/1/32	47,903	54,103
Freddie Mac, IO, 6.98%, 7/15/32 (a) (f)	2,195,368	109,359
Freddie Mac, 7.00%, 6/1/26	310,336	355,799
Freddie Mac, 7.00%, 1/1/32	50,968	58,745
Government National Mortgage Association, 0.01%, 5/27/41	20,000,000	1,434,360
Government National Mortgage Association, IO, 0.30%, 3/16/46 (a) (f)	10,586,951	197,841
Government National Mortgage Association, IO, 0.37%, 4/16/46 (a) (f)	42,241,024	908,947
Government National Mortgage Association, IO, 0.49%, 2/16/48 (a) (f)	40,771,867	1,248,345
Government National Mortgage Association, IO, 0.57%, 6/16/49 (a) (f)	43,474,393	1,893,027
Government National Mortgage Association, IO, 0.95%, 2/16/48 (a) (f)	12,897,749	516,520
Government National Mortgage Association, IO, 1.46%, 6/17/45 (a) (f)	8,109,689	232,742

		117,340,258

Continued

5

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

WL Collateral CMO Mezzanine (0.0%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.94%, 8/25/29 (a)	294,908	117,654

WL Collateral CMO Other (2.6%)
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.66%, 12/25/34 (a) (l)	996,863	638,974
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.55%, 4/25/37 (a) (l)	361,988	250,776
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)	383,056	377,101
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.77%, 4/25/35 (a)	2,201,031	2,095,765
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.88%, 4/25/35 (a)	1,416,865	1,338,037
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.71%, 6/25/35 (a)	1,272,486	1,092,045
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34 (k)	795,060	772,893

		6,565,591

WL Collateral CMO Sequential (1.2%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	1,763,821	1,765,063
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	193,976	188,964
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%, 10/25/19	656,048	662,772
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A2, 0.31%, 6/25/37 (a)	277,789	260,684
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.74%, 6/25/36 (a)	252,519	237,618

		3,115,101

WL Collateral PAC (0.4%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	68,100	67,963
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	873,061	880,456

		948,419

Total Mortgage-Backed Securities		146,698,474

Municipal Bonds (0.3%)
Texas (0.3%)
Board of Regents of the University of Texas System, Build America Bonds, Series C,
4.79%, 8/15/46	745,000	705,224

Total Municipal Bonds		705,224

U.S. Treasury Obligations (5.9%)
U.S. Treasury Bonds (0.5%)
4.25%, 11/15/40 (c)	1,175,000	1,142,321

U.S. Treasury Notes (4.0%)
1.13%, 1/15/21 (e)	3,151,414	3,268,115
2.00%, 1/31/16 (c)	1,900,000	1,911,282
3.63%, 2/15/21 (c)	4,660,000	4,786,696

		9,966,093

U.S. Treasury Strips (1.4%)
8.21%, 11/15/27 ** (l)	7,400,000	3,597,221

Total U.S. Treasury Obligations		14,705,635

	Shares

Investment Companies (6.7%)
State Street Navigator Securities Lending Portfolio (h)	16,621,575	16,621,575

Total Investment Companies		16,621,575

Continued

6

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Preferred Stocks (3.1%)
Food-Miscellaneous / Diversified (0.9%)
HJ Heinz Finance Co., 8.00%	20	2,174,375

Office Automation & Equipment (0.5%)
Pitney Bowes International Holdings, Inc., Series F, 6.13%	1,250	1,219,141

Real Estate Investment Trusts (0.6%)
Public Storage, Series P, 6.50% (c)	60,000	1,516,800

Super-Regional Banks-U.S. (0.8%)
Wells Fargo Capital XII, 7.88% (c)	80,000	2,120,000

Thrifts & Mortgage Finance (0.3%)
Fannie Mae, 8.25%	160,000	326,400
Freddie Mac, 8.38%	161,000	325,220

		651,620

Total Preferred Stocks		7,681,936

Investments in Affiliates (1.6%)
Fifth Third Institutional Money Market Fund (d)	3,918,753	3,918,753

Total Investments in Affiliates		3,918,753

Total Investments (Cost $273,413,239) - 108.5%		268,781,356

Liabilities in excess of other assets - (8.5)%		(21,088,010)

NET ASSETS - 100.0%		$247,693,346

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	All or part of this security was on loan.
(d)	Investment is in Institutional Shares of underlying fund.
(e)	Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f)	Illiquid Securities.
(g)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(h)	Represents investments of cash collateral received in connection with securities lending.
(i)	When Issued.
(j)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(k)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(l)	All or part of this security has been designated as collateral for futures contracts, when issued securities and swaps.
(m)	The Fund’s security was fair valued at April 30, 2011 using procedures approved by the Board of Trustees.

Continued

7

Total Return Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
NZD - New Zealand Dollar
PAC - Planned Amortization Class
WL - Whole Loan

At April 30, 2011, Total Return Bond’s investments were in the following countries:

Country

Australia	0.2%
Brazil	1.9%
Canada	0.7%
Luxembourg	0.6%
Netherlands	0.7%
New Zealand	1.0%
Switzerland	0.8%
United States	94.1%

Total	100.0%

See notes to schedules of investments.

8

Short Term Bond
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (9.1%)
Automobile Sequential (3.6%)
Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.91%, 11/17/14	$1,245,000	$1,244,459
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	1,694,387	1,717,509
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13	637,962	644,315
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	703,433	710,017
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16	3,000,000	3,122,649
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	1,367,145	1,378,730

		8,817,679

Credit Card Bullet (3.8%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,530,000	1,520,355
Chase Issuance Trust, Series 2008-A11, Class A11, 5.40%, 7/15/15	2,710,000	2,966,468
Discover Card Master Trust, Series 2010-A1, Class A1, 0.87%, 9/15/15 (a)	2,100,000	2,115,337
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A, 2.54%, 9/15/14	2,710,000	2,730,074

		9,332,234

Other ABS (1.7%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.49%, 6/20/31 (a) (b) (j)	1,019,709	938,132
CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, 1/15/16	2,700,000	2,766,317
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (f)	429,536	445,188

		4,149,637

Total Asset-Backed Securities		22,299,550

Corporate Bonds (24.0%)
Auto-Cars / Light Trucks (0.6%)
Daimler Finance North America LLC, 6.50%, 11/15/13	1,275,000	1,427,379

Brewery (0.6%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,537,452

Coatings / Paint (0.5%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,105,064

Commercial Banks-Central U.S. (0.5%)
U.S. Bancorp, 6.38%, 8/1/11	1,275,000	1,293,739

Commercial Banks-Southern U.S. (1.1%)
BB&T Corp., 3.85%, 7/27/12	2,650,000	2,741,724

Computer Services (0.9%)
International Business Machines Corp., 1.00%, 8/5/13	2,300,000	2,304,708

Cosmetics & Toiletries (1.1%)
Procter & Gamble Co. (The), 1.38%, 8/1/12 (c)	2,700,000	2,722,623

Diversified Banks (3.3%)
Bank of America Corp., 6.25%, 4/15/12	1,150,000	1,209,650
Citigroup, Inc., 5.50%, 4/11/13	1,200,000	1,284,563
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,500,000	1,594,944
JP Morgan Chase & Co., 2.05%, 1/24/14 (c)	2,500,000	2,516,165
Morgan Stanley, 5.30%, 3/1/13	1,500,000	1,600,530

		8,205,852

Diversified Financial Services (1.1%)
General Electric Capital Corp., 4.80%, 5/1/13 (c)	2,500,000	2,665,253

Continued

1

Short Term Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

E-Commerce / Services (0.4%)
eBay, Inc., 0.88%, 10/15/13 (c)	1,000,000	994,926

Electric-Integrated (1.9%)
Duke Energy Ohio, Inc., 2.10%, 6/15/13	2,000,000	2,044,922
NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	1,515,000	1,625,280
PSEG Power LLC, 2.50%, 4/15/13	1,000,000	1,017,704

		4,687,906

Fiduciary Banks (0.9%)
Northern Trust Corp., 5.50%, 8/15/13 (f)	2,000,000	2,201,016

Finance-Commercial (0.4%)
Caterpillar Financial Services Corp., 1.65%, 4/1/14	1,000,000	1,010,287

Finance-Credit Card (0.6%)
American Express Credit Corp., 5.88%, 5/2/13	1,370,000	1,483,587

Food-Retail (0.5%)
Kroger Co. (The), 6.20%, 6/15/12	1,250,000	1,316,663

Life / Health Insurance (0.5%)
Prudential Financial, Inc., 2.75%, 1/14/13	1,100,000	1,121,982

Medical-Drugs (1.0%)
Novartis Capital Corp., 1.90%, 4/24/13 (c)	2,300,000	2,352,003

Networking Products (1.0%)
Cisco Systems, Inc., 1.63%, 3/14/14	2,500,000	2,514,140

Reinsurance (1.2%)
Berkshire Hathaway, Inc., 0.74%, 2/11/13 (a)	3,000,000	3,015,318

Retail-Discount (1.3%)
Wal-Mart Stores, Inc., 4.25%, 4/15/13	3,000,000	3,196,977

Super-Regional Banks-U.S. (1.7%)
SunTrust Banks, Inc., 5.25%, 11/5/12	1,250,000	1,316,083
U.S. Bancorp, 2.00%, 6/14/13	1,250,000	1,275,226
Wells Fargo & Co., 4.38%, 1/31/13	1,500,000	1,583,584

		4,174,893

Transportation-Rail (0.5%)
Union Pacific Corp., 5.45%, 1/31/13	1,000,000	1,075,835

U.S. Government Agencies (h) (2.4%)
Ally Financial, Inc., 2.20%, 12/19/12	2,000,000	2,054,854
Citigroup Funding, Inc., 1.88%, 10/22/12	2,350,000	2,397,071
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12 (c)	1,500,000	1,548,348

		6,000,273

Total Corporate Bonds		59,149,600

Foreign Bonds (5.7%)
Commercial Banks Non-U.S. (c) (2.5%)
Bank of Montreal, 2.13%, 6/28/13	2,775,000	2,834,482
Bank of Nova Scotia, 2.25%, 1/22/13	3,200,000	3,278,768

		6,113,250

Commercial Banks-Eastern U.S. (1.1%)
Credit Suisse, 2.20%, 1/14/14 (c)	2,650,000	2,684,961

Continued

2

Short Term Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Money Center Banks (0.6%)
Deutsche Bank AG, 2.38%, 1/11/13		1,500,000	1,531,334

Regional Authority (1.0%)
Province of Ontario Canada, Series 1, 1.88%, 11/19/12		2,500,000	2,549,888

Sovereign (0.5%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	2,100,000	1,255,836

Total Foreign Bonds			14,135,269

Mortgage-Backed Securities (20.2%)
CMBS Other (7.2%)
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43		$2,394,812	2,444,094
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38		1,625,000	1,684,883
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4, 4.80%, 3/15/36		2,025,000	2,120,025
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C3, Class A3, 4.30%, 7/15/36 (e)		161,648	161,610
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 5.00%, 12/10/37		1,150,000	1,195,968
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 6/10/48		1,127,688	1,129,590
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42 (e)		1,666,479	1,667,926
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38		343,179	344,330
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35		1,128,026	1,133,957
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30		738,231	739,806
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.74%, 12/15/35		1,488,947	1,531,283
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34		2,490,000	2,586,706
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4, 5.01%, 12/15/35 (a)		1,000,000	1,068,189

			17,808,367

U.S. Government Agencies (6.1%)
Fannie Mae, 2.44%, 4/1/33 (a)		643,170	672,354
Fannie Mae, 2.81%, 4/1/35 (a)		683,229	713,910
Fannie Mae, 5.24%, 9/1/34 (a)		760,719	801,694
Fannie Mae Prepayment Link Note, Series 2005-4, Class 1, 4.65%, 12/25/12		1,259,848	1,305,714
Freddie Mac, 2.69%, 3/1/34 (a)		828,898	871,632
Freddie Mac, 2.73%, 7/1/35 (a) (e)		1,247,654	1,301,636
Freddie Mac, 4.25%, 12/15/19		1,528,091	1,619,121
Freddie Mac, 5.57%, 4/1/37 (a)		1,165,917	1,231,776
Government National Mortgage Association, 2.87%, 2/16/20 (e)		306,880	308,214
Government National Mortgage Association, 3.72%, 12/16/26 (e)		1,218,110	1,227,956
Government National Mortgage Association, 3.95%, 11/16/30 (e)		2,229,721	2,298,076
Government National Mortgage Association, 4.00%, 5/16/27		1,089,448	1,123,510
Government National Mortgage Association, 4.09%, 8/16/30		1,440,991	1,477,126

			14,952,719

WL Collateral CMO Other (5.9%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 2.85%, 4/25/34 (a)		1,163,733	1,103,747
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (i)		742,007	757,678
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 4A1, 3.01%, 4/20/35 (a)		1,156,820	919,836
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 2.46%, 6/19/34 (a) (e)		4,835,330	4,306,345
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.66%, 12/25/34 (a)		803,471	515,013

Continued

3

Short Term Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.55%, 4/25/37 (a)	1,266,957	877,717
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (i)	454,254	453,277
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A3, 4.90%, 2/25/35 (a)	501,545	505,916
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.30%, 4/25/35 (a)	694,245	698,226
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.71%, 6/25/35 (a) (e)	2,039,160	1,750,003
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.41%, 12/25/32 (a)	55,196	56,742
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.78%, 10/25/35 (a)	1,080,579	1,042,572
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.31%, 2/25/37 (a) (e)	2,056,422	1,481,111

		14,468,183

WL Collateral CMO Sequential (1.0%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 2.94%, 12/25/35 (a)	558,292	543,817
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (e) (i)	951,837	933,903
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.74%, 6/25/36 (a)	795,434	748,496
RAAC Series, Series 2005-SP1, Class 2A2, 5.25%, 9/25/34	263,328	262,974

		2,489,190

WL Collateral PAC (0.0%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	38,801	38,723

Total Mortgage-Backed Securities		49,757,182

Municipal Bonds (1.2%)
Illinois (1.0%)
City of Chicago, GO, 1.63%, 4/1/12, (Callable 9/1/11 @ 100)	2,400,000	2,383,584

Kentucky (0.2%)
Kentucky Asset Liability Commission, 1.69%, 4/1/12	590,000	590,997

Total Municipal Bonds		2,974,581

U.S. Government Agencies (31.1%)
Fannie Mae (7.4%)
1.00%, 9/20/13 (c)	3,000,000	2,999,319
1.13%, 10/8/13	2,700,000	2,712,763
1.25%, 6/22/12	2,000,000	2,019,890
1.25%, 8/20/13	3,000,000	3,027,249
1.75%, 5/7/13 (c)	4,000,000	4,081,132
1.80%, 2/8/13	3,225,000	3,238,103

		18,078,456

Federal Farm Credit Bank (5.1%)
1.38%, 6/25/13 (c)	4,000,000	4,059,308
1.75%, 2/21/13	3,000,000	3,055,881
1.88%, 12/7/12	2,350,000	2,399,921
2.63%, 4/17/14	3,000,000	3,128,646

		12,643,756

Federal Home Loan Bank (11.0%)
0.88%, 12/27/13	3,000,000	2,986,395
1.40%, 7/12/13	3,000,000	3,019,263
1.75%, 3/8/13 (c)	5,000,000	5,094,265
2.05%, 8/10/12	2,500,000	2,511,135
2.38%, 3/14/14 (c)	2,500,000	2,585,392
3.13%, 12/13/13	3,750,000	3,944,085
3.63%, 10/18/13 (c)	4,000,000	4,256,352
4.88%, 11/27/13	2,500,000	2,744,500

		27,141,387

Continued

4

Short Term Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Freddie Mac (7.6%)
1.15%, 10/7/13	3,000,000	3,006,957
1.38%, 2/25/14	2,500,000	2,520,053
1.63%, 4/15/13 (c)	3,500,000	3,565,597
2.13%, 9/21/12 (c)	4,000,000	4,091,704
2.18%, 2/19/14	2,700,000	2,779,175
4.13%, 12/21/12 (c)	2,650,000	2,802,719

		18,766,205

Total U.S. Government Agencies		76,629,804

U.S. Treasury Obligations (7.0%)
U.S. Treasury Notes (7.0%)
1.00%, 7/15/13	3,000,000	3,020,160
1.38%, 10/15/12	5,000,000	5,071,485
1.38%, 2/15/13	3,000,000	3,045,000
1.38%, 3/15/13	6,000,000	6,090,720

		17,227,365

Total U.S. Treasury Obligations		17,227,365

	Shares

Investment Companies (11.1%)
State Street Navigator Securities Lending Portfolio (g)	27,311,896	27,311,896

Total Investment Companies		27,311,896

Investments in Affiliates (2.2%)
Fifth Third Institutional Money Market Fund (d)	5,473,625	5,473,625

Total Investments in Affiliates		5,473,625

Total Investments (Cost $275,034,924) - 111.6%		274,958,872

Liabilities in excess of other assets - (11.6)%		(28,657,693)

NET ASSETS - 100.0%		$246,301,179

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	All or part of this security was on loan.
(d)	Investment is in Institutional Shares of underlying fund.
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	Illiquid Securities.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(i)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(j)	The Fund’s security was fair valued at April 30, 2011 using procedures approved by the Board of Trustees.

Continued

5

Short Term Bond
Schedule of Investments, continued
April 30, 2011 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL- Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
PAC - Planned Amortization Class
WL - Whole Loan

At April 30, 2011, Short Term Bond’s investments were in the following countries:

Country

Brazil	0.4%
Canada	3.1%
Germany	0.6%
Switzerland	1.0%
United States	94.9%

Total	100.0%

See notes to schedules of investments.

6

Prime Money Market
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (15.1%)
Commercial Banks Non-U.S. (0.6%)
National Australia Bank, 0.33%, 12/1/11	$5,000,000	$5,001,020

Computer Services (a) (1.6%)
International Business Machines Corp., 0.85%, 7/28/11	10,000,000	10,015,368
International Business Machines Corp., 0.35%, 11/4/11, (Next Reset: 5/4/11)	4,260,000	4,261,176

		14,276,544

Cosmetics & Toiletries (1.0%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11	8,250,000	8,276,067

Diversified Banks (1.0%)
JP Morgan Chase & Co., 5.60%, 6/1/11	8,725,000	8,762,110

Diversified Financial Services (4.3%)
General Electric Capital Corp., 5.00%, 11/15/11	16,306,000	16,703,930
General Electric Capital Corp., 0.41%, 4/10/12, (Next Reset: 7/11/11) (a)	10,088,000	10,097,012
General Electric Capital Corp., Series A, 5.88%, 2/15/12	10,170,000	10,600,995

		37,401,937

Diversified Manufacturing Operations (0.2%)
3M Co., 4.50%, 11/1/11	2,105,000	2,148,688

Fiduciary Banks (2.1%)
Northern Trust Corp., 5.30%, 8/29/11	10,175,000	10,337,656
State Street Corp., 0.37%, 4/30/12 (LOC: U.S. Bancorp) , (Next Reset: 7/29/11) (a)	7,585,000	7,589,670

		17,927,326

Finance-Investment Banker / Broker (2.2%)
Bear Stearns Cos. LLC (The), 5.50%, 8/15/11	11,065,000	11,224,404
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	8,043,000	8,317,568

		19,541,972

Oil Company-Integrated (0.6%)
Chevron Corp., 3.45%, 3/3/12	5,210,000	5,346,705

U.S. Government Agencies (d) (1.5%)
Morgan Stanley, 0.51%, 3/13/12, (Next Reset: 6/13/11) (a)	8,500,000	8,520,005
Sovereign Bank / Wyomissing PA, 2.75%, 1/17/12	4,030,000	4,099,800

		12,619,805

Total Corporate Bonds		131,302,174

Municipal Bonds (4.5%)
Texas (2.9%)
State of Texas, Tax and Revenue Anticipation Notes, 2.00%, 8/31/11	25,000,000	25,137,538

Washington (1.6%)
County of King, Series C, GO, 0.75%, 12/1/11	5,800,000	5,809,114
State of Washington, Series 2011T, GO, 1.00%, 8/1/11	8,000,000	8,007,215

		13,816,329

Total Municipal Bonds		38,953,867

U.S. Government Agencies (6.9%)
Federal Farm Credit Bank (a) (2.3%)
0.26%, 7/1/11 , (Next Reset: 5/3/11)	10,000,000	10,000,376

Continued

1

Prime Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

0.27%, 10/12/11, (Next Reset: 7/12/11)	10,000,000	9,999,551

		19,999,927

Federal Home Loan Bank (1.1%)
0.30%, 12/15/11, (Next Reset: 6/15/11) (a)	10,000,000	10,000,000

Straight-A Funding LLC ** (b) (3.5%)
0.20%, 7/5/11	15,000,000	14,994,583
0.19%, 7/11/11	15,015,000	15,009,374

		30,003,957

Total U.S. Government Agencies		60,003,884

Certificates of Deposit (5.4%)
Commercial Banks (3.1%)
Toronto Dominion, 0.30%, 5/10/11	7,000,000	7,000,000
Toronto Dominion, 0.34%, 7/11/11	10,000,000	10,000,000
Toronto Dominion, 0.41%, 8/29/11	10,000,000	10,000,000

		27,000,000

Commercial Banks Non-U.S. (a) (2.3%)
Bank of Nova Scotia, 0.27%, 9/29/11, (Next Reset: 5/2/11)	5,000,000	5,000,000
Bank of Nova Scotia, 0.35%, 12/8/11, (Next Reset: 5/2/11)	15,000,000	15,000,000

		20,000,000

Total Certificates of Deposit		47,000,000

Commercial Paper (19.8%)
Asset Backed Securities (1.1%)
Old Line Funding LLC, 0.21%, 7/5/11 ** (b)	10,000,000	9,996,208

Beverages-Non-alcoholic (1.9%)
Coca-Cola Co. (The), 0.26%, 6/20/11 ** (b)	16,468,000	16,462,053

Commercial Banks Non-U.S. (1.1%)
Bank of Nova Scotia, 0.33%, 7/1/11 **	10,000,000	9,994,493

Commercial Banks-Eastern U.S. ** (2.9%)
Rabobank USA Finance Corp., 0.30%, 5/25/11	10,000,000	9,998,000
Rabobank USA Finance Corp., 0.23%, 8/8/11	5,000,000	4,996,837
Rabobank USA Finance Corp., 0.35%, 9/6/11	5,000,000	4,993,956
Rabobank USA Finance Corp., 0.33%, 10/4/11	5,000,000	4,993,067

		24,981,860

Fiduciary Banks ** (2.3%)
State Street Corp., 0.29%, 5/19/11	10,000,000	9,998,550
State Street Corp., 0.30%, 6/6/11	5,000,000	4,998,500
State Street Corp., 0.33%, 8/23/11	5,000,000	4,994,933

		19,991,983

Finance-Auto Loans ** (2.3%)
Toyota Motor Credit Corp., 0.43%, 6/9/11	5,000,000	4,997,725
Toyota Motor Credit Corp., 0.42%, 7/6/11	10,000,000	9,992,484
Toyota Motor Credit Corp., 0.50%, 7/25/11	5,000,000	4,994,215

		19,984,424

Medical-Hospitals (0.7%)
Essentia Health, 0.28%, 5/6/11 **	5,882,000	5,881,771

Oil Company-Integrated ** (b) (2.0%)
Total Capital Canada, Ltd., 0.38%, 8/19/11	10,000,000	9,988,695

Continued

2

Prime Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Capital Canada, Ltd., 0.43%, 12/16/11	7,000,000	6,981,298

		16,969,993

Schools (1.9%)
University of Michigan, 0.27%, 5/23/11	1,500,000	1,500,000
University of Michigan, 0.30%, 5/23/11	9,000,000	9,000,000
University of Michigan, 0.26%, 5/27/11	5,740,000	5,740,000

		16,240,000

U.S. Municipals (3.6%)
Massachusetts State Water Resources, 0.30%, 5/5/11	14,000,000	14,000,000
Massachusetts State Water Resources, 0.31%, 5/16/11	10,000,000	10,000,000
Metropolitan Transportation Authority, 0.27%, 7/6/11	7,000,000	7,000,000

		31,000,000

Total Commercial Paper		171,502,785

Demand Notes (4.6%)
Brewery (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.26%, 7/1/15 (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11) (a)	850,000	850,000

Diversified Financial Services (0.5%)
Harry W. Albright JR, Series 1996, 0.29%, 5/1/21 (LOC: Bank of America), (Next Reset: 5/5/11) (a)	4,700,000	4,700,000

Machinery Tools & Related Products (0.0%)
SGS Tool Co., Series 1999, 0.40%, 12/1/12 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11) (a)	175,000	175,000

Non-Profit Charity (a) (1.2%)
First Church of God of Vancouver Washington, 1.22%, 4/1/15 (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	605,000	605,000
World Wildlife Fund, 0.24%, 7/1/30 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	9,650,000	9,650,000

		10,255,000

Special Purpose Entity (a) (2.8%)
Capital One Funding Corp., Series 01-C, 0.26%, 1/4/27 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	1,019,000	1,019,000
Capital One Funding Corp., Series 96-H, 0.31%, 10/1/21 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	234,000	234,000
Capital One Funding Corp., Series 97-D, 0.31%, 7/2/18 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	309,000	309,000
Metrodev Newark LLC, 0.36%, 7/1/33 (LOC: Northern Trust Corp.) , (Next Reset: 5/5/11)	7,700,000	7,700,000
Rush Medical Foundation, 0.25%, 12/1/31, (Next Reset: 5/6/11)	5,400,000	5,400,000
Saddleback Valley Community Church, 0.21%, 11/1/38, (Next Reset: 5/5/11)	9,715,000	9,715,000

		24,377,000

Total Demand Notes		40,357,000

Municipal Demand Notes (31.6%)
California (a) (1.4%)
California Pollution Control Financing Authority, Series A, AMT, 0.33%, 1/1/16, (LOC: Wells Fargo & Co.), (Next Reset: 5/6/11)	4,000,000	4,000,000
California Statewide Communities Development Authority, 0.38%, 10/15/34, (LOC: FNMA), (Next Reset: 5/5/11)	750,000	750,000
County of Riverside, CP, 0.22%, 11/1/20, (LOC: State Street Corp.), (Next Reset: 5/4/11)	5,600,000	5,600,000
Statewide Communities Development Authority, Broadway Studios, 0.40%, 4/1/50, (LOC: FHLB), (Next Reset: 5/5/11)	2,300,000	2,300,000

		12,650,000

Continued

3

Prime Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Colorado (a) (1.2%)
Colorado Housing & Finance Authority, Series A1, 0.23%, 11/1/30, (LOC: FNMA/FHLMC), (Next Reset: 5/4/11)	3,310,000	3,310,000
Colorado Housing & Finance Authority, Series B1, 0.21%, 5/1/38, (LOC: FNMA/FHLMC), (Next Reset: 5/4/11)	5,610,000	5,610,000
Pueblo Housing Authority, 0.26%, 12/1/18, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	1,240,000	1,240,000

		10,160,000

Delaware (0.6%)
County of New Castle, Airport Facility Revenue, FlightSafety Internationl, Inc. Project, AMT, 0.28%, 12/1/32, (LOC: Berkshire Hathaway), (Next Reset: 5/5/11) (a)	5,185,000	5,185,000

District of Columbia (0.1%)
District of Columbia Revenue, Pew Charitable Trusts, Series B, 0.25%, 4/1/38, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11) (a)	1,265,000	1,265,000

Florida (a) (1.7%)
Florida Municipal Power Agency, Series D, 0.24%, 10/1/25, (LOC: Bank of America), (Next Reset: 5/5/11)	9,995,000	9,995,000
Miami-Dade County Industrial Development Authority, 0.18%, 7/1/37, (LOC: TD Bank N.A.), (Next Reset: 5/5/11)	5,000,000	5,000,000

		14,995,000

Illinois (0.7%)
Finance Authority, Franciscan Communities, Series B, 0.40%, 5/1/36, (LOC: Bank of America), (Next Reset: 5/5/11) (a)	5,780,000	5,780,000

Indiana (0.2%)
Indiana Finance Authority, Series B, 0.37%, 4/1/38, (LOC: Bank of America), (Next Reset: 5/5/11) (a)	2,030,000	2,030,000

Iowa (0.5%)
Dallas County Industrial Development Revenue, Sioux City Brick, Series B, 0.25%, 9/1/21, (LOC: U.S. Bancorp), (Next Reset: 5/5/11) (a)	4,070,000	4,070,000

Kansas (0.7%)
Wichita Airport Facilities Revenue, FlightSafety International, Inc., AMT, 0.28%, 11/1/23, (LOC: Berkshire Hathaway), (Next Reset: 5/5/11) (a)	6,000,000	6,000,000

Kentucky (1.1%)
County of Carroll, Environmental Facilities Revenue, Utilities Co. Project, Series A, AMT, 0.28%, 10/1/34, (LOC: Wells Fargo & Co.), (Next Reset: 5/4/11) (a)	10,000,000	10,000,000

Maryland (0.9%)
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.22%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 5/5/11) (a)	7,725,000	7,725,000

Michigan (a) (3.9%)
Michigan Finance Authority, 0.25%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 5/5/11)	22,000,000	21,999,824
University of Michigan, Series A, 0.19%, 4/1/38, (LOC: University of Michigan), (Next Reset: 5/2/11)	11,655,000	11,655,000

		33,654,824

Mississippi (a) (4.6%)
Mississippi Business Finance Corp., Central Mississippi Baking Co. LLP, AMT, 0.40%, 11/1/25, (LOC: Bank of America), (Next Reset: 5/5/11)	4,495,000	4,495,000
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series A, 0.22%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/4/11)	15,600,000	15,600,000
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series G, 0.17%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/11)	13,500,000	13,500,000

Continued

4

Prime Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series I, 0.20%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/11)	6,500,000	6,500,000

		40,095,000

New Mexico (a) (0.1%)
City of Portales, Student Housing Revenue, Series B, 0.75%, 7/1/13, (LOC: Banco Santander SA), (Next Reset: 5/5/11)	240,000	240,000
City of Roswell, Student Housing Revenue, Series B, 0.75%, 7/1/14, (LOC: Banco Santander SA), (Next Reset: 5/5/11)	240,000	240,000

		480,000

New York (a) (0.4%)
Albany Industrial Development Agency, Living Resources Corp. Project, Series B, 0.37%, 2/1/12, (LOC: HSBC Holdings PLC), (Next Reset: 5/5/11)	140,000	140,000
Housing Development Corp., Verde Cooperative, Series A, 0.23%, 1/1/16, (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	3,710,000	3,710,000

		3,850,000

Ohio (a) (2.4%)
County of Butler, Healthcare Facilities Improvement Revenue, LifeSphere Project, 0.28%, 5/1/30, (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	11,460,000	11,460,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.24%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 5/4/11)	9,600,000	9,600,000

		21,060,000

Pennsylvania (a) (1.7%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.25%, 10/1/28, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11)	5,000,000	5,000,000
Pennsylvania Economic Development Financing Authority, Series C, 0.27%, 9/1/14, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11)	830,000	830,000
Pittsburgh Water & Sewer Authority, Series B2, 0.24%, 9/1/39, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11)	8,745,000	8,745,000

		14,575,000

Texas (a) (5.2%)
Gulf Coast Waste Disposal Authority, AMT, 0.13%, 9/1/25, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	22,800,000	22,800,000
Gulf Coast Waste Disposal Authority, AMT, 0.13%, 12/1/25, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	5,000,000	5,000,000
Port of Port Arthur Navigation District, AMT, 0.29%, 5/1/33, (LOC: Total SA), (Next Reset: 5/4/11)	9,025,000	9,025,000
Veterans’ Housing Assistance Program, Series A, GO, AMT, 0.27%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 5/4/11)	8,180,000	8,180,000

		45,005,000

Utah (2.9%)
Utah Telecommunication Open Infrastructure Agency, 0.25%, 6/1/40, (LOC: HSBC Holdings PLC), (Next Reset: 5/5/11) (a)	25,000,000	25,000,000

Washington (a) (1.0%)
Washington State Housing Finance Commission, Country Club Apartments, Series A, AMT, 0.32%, 8/1/32, (LOC: U.S. Bancorp), (Next Reset: 5/2/11)	5,620,000	5,620,000
Washington State Housing Finance Commission, Multi-Family, Monticello Park Project, Series A, 0.23%, 9/1/34, (LOC: FNMA), (Next Reset: 5/2/11)	3,290,000	3,290,000

		8,910,000

Wisconsin (0.3%)
City of Whitewater, Industrial Development Revenue, HUSCO International, Inc. Project, 0.45%, 12/1/12, (LOC: JP Morgan, Inc.), (Next Reset: 5/4/11) (a)	2,300,000	2,300,000

Continued

5

Prime Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Municipal Demand Notes		274,789,824

	Shares

Money Markets (c) (2.3%)
AIM STIT Liquid Assets Portfolio	18,512,188	18,512,188
Goldman Sachs Financial Square Prime Obligations Fund	1,111,197	1,111,197

Total Money Markets		19,623,385

	Principal
	Amount

Repurchase Agreements (7.4%)
Barclays PLC, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $15,000,038, Collateralized by U.S. Treasury Security, 0.00%, 7/7/11, value $15,300,035)	$15,000,000	15,000,000
Deutsche Bank, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $15,000,038, Collateralized by Federal Home Loan Bank Securities, 0.47%-1.55%, 3/16/12-10/14/15, value $15,304,323)	15,000,000	15,000,000
Toronto Dominion, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $30,000,100, Collateralized by U.S. Treasury Security, 3.63%, 4/15/28, value $30,600,145)	30,000,000	30,000,000
UBS Investment Bank, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $4,581,015, Collateralized by Federal Home Loan Bank Security, 0.17%, 9/15/11, value $4,675,775)	4,581,000	4,581,000

Total Repurchase Agreements		64,581,000

Total Investments (Cost $848,113,919)† - 97.6%		848,113,919

Other assets in excess of liabilities - 2.4%		21,098,212

NET ASSETS - 100.0%		$869,212,131

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At April 30, 2011, Prime Money Market’s investments were in the following countries:
Country

Australia	0.6%
Canada	5.5%
Luxembourg	1.0%
United States	92.9%

Total	100.0%

See notes to schedules of investments.

6

Institutional Money Market
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (12.5%)
Commercial Banks Non-U.S. (1.2%)
National Australia Bank, 0.33%, 12/1/11	$15,000,000	$15,003,062
Royal Bank of Canada, 5.65%, 7/20/11	14,000,000	14,162,012

		29,165,074

Computer Services (0.5%)
International Business Machines Corp., 0.85%, 7/28/11 (a)	12,200,000	12,218,492

Cosmetics & Toiletries (1.5%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11	35,000,000	35,111,626

Diversified Banks (0.9%)
JP Morgan Chase & Co., 5.60%, 6/1/11	21,760,000	21,851,431

Diversified Financial Services (3.3%)
General Electric Capital Corp., 0.38%, 8/15/11, (Next Reset: 5/16/11) (a)	11,160,000	11,154,784
General Electric Capital Corp., 5.00%, 11/15/11	21,150,000	21,656,606
General Electric Capital Corp., 0.41%, 4/10/12, (Next Reset: 7/11/11) (a)	24,000,000	24,021,439
General Electric Capital Corp., Series A, 5.88%, 2/15/12	21,000,000	21,889,909

		78,722,738

Diversified Manufacturing Operations (0.2%)
3M Co., 4.50%, 11/1/11	4,600,000	4,692,265

Fiduciary Banks (1.1%)
Northern Trust Corp., 5.30%, 8/29/11	25,000,000	25,399,696

Finance-Investment Banker / Broker (1.8%)
Bear Stearns Cos. LLC (The), 0.52%, 8/15/11, (Next Reset: 5/2/11) (a)	16,520,000	16,529,354
Bear Stearns Cos. LLC (The), 5.50%, 8/15/11	3,125,000	3,170,165
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	21,000,000	21,717,024

		41,416,543

Reinsurance (0.8%)
Berkshire Hathaway, Inc., 1.40%, 2/10/12	3,000,000	3,020,910
Berkshire Hathaway Finance Corp., 0.41%, 1/13/12, (Next Reset: 7/13/11) (a)	16,656,000	16,670,569

		19,691,479

U.S. Government Agencies (d) (1.2%)
Morgan Stanley, 0.51%, 3/13/12, (Next Reset: 6/13/11) (a)	18,000,000	18,042,362
Sovereign Bank / Wyomissing PA, 2.75%, 1/17/12	10,000,000	10,173,202

		28,215,564

Total Corporate Bonds		296,484,908

Mortgage-Backed Securities (0.3%)
U.S. Government Agencies (0.3%)
Freddie Mac, 0.23%, 1/15/42, (Next Reset: 5/5/11) (a)	7,229,358	7,229,358

Total Mortgage-Backed Securities		7,229,358

Municipal Bonds (2.6%)
Texas (2.1%)
State of Texas, Tax and Revenue Anticipation Notes, 2.00%, 8/31/11	50,000,000	50,275,319

Washington (0.5%)
County of King, Series C, GO, 0.75%, 12/1/11	12,000,000	12,018,855

Continued

1

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Total Municipal Bonds		62,294,174

U.S. Government Agencies (4.6%)
Federal Farm Credit Bank (a) (2.7%)
0.26%, 7/1/11, (Next Reset: 5/3/11)	25,000,000	25,000,941
0.27%, 10/12/11, (Next Reset: 7/12/11)	40,000,000	39,998,203

		64,999,144

Federal Home Loan Bank (1.1%)
0.30%, 12/15/11, (Next Reset: 6/15/11) (a)	25,000,000	25,000,000

Straight-A Funding LLC (0.8%)
0.23%, 7/1/11 ** (b)	20,000,000	19,992,206

Total U.S. Government Agencies		109,991,350

Certificates of Deposit (6.0%)
Commercial Banks (3.9%)
Toronto Dominion, 0.30%, 5/10/11	18,000,000	18,000,000
Toronto Dominion, 0.34%, 7/11/11	25,000,000	25,000,000
Toronto Dominion, 0.41%, 8/29/11	25,000,000	25,000,000
Toronto Dominion, 0.33%, 9/8/11	25,000,000	25,000,000

		93,000,000

Commercial Banks Non-U.S. (a) (2.1%)
Bank of Nova Scotia, 0.27%, 9/29/11, (Next Reset: 5/2/11)	15,000,000	15,000,000
Bank of Nova Scotia, 0.35%, 12/8/11, (Next Reset: 5/2/11)	35,000,000	35,000,000

		50,000,000

Total Certificates of Deposit		143,000,000

Commercial Paper (21.9%)
Beverages-Non-alcoholic (1.0%)
Coca-Cola Co. (The), 0.23%, 9/2/11 ** (b)	23,124,000	23,105,681

Commercial Banks Non-U.S. ** (3.7%)
Bank of Nova Scotia, 0.33%, 7/1/11	40,000,000	39,977,972
Bank of Nova Scotia, 0.37%, 11/28/11	24,000,000	23,949,360
National Australia Funding, 0.34%, 7/1/11 (b)	25,000,000	24,986,021

		88,913,353

Commercial Banks-Eastern U.S. ** (3.6%)
Rabobank USA Finance Corp., 0.30%, 5/25/11	25,000,000	24,995,000
Rabobank USA Finance Corp., 0.23%, 8/8/11	15,000,000	14,990,512
Rabobank USA Finance Corp., 0.35%, 9/6/11	20,000,000	19,975,822
Rabobank USA Finance Corp., 0.35%, 10/4/11	25,000,000	24,963,167

		84,924,501

Diversified Financial Services (1.1%)
General Electric Capital Corp., 0.35%, 10/28/11 **	25,000,000	24,957,500

Fiduciary Banks ** (2.7%)
State Street Corp., 0.29%, 5/19/11	25,000,000	24,996,375
State Street Corp., 0.30%, 6/6/11	15,000,000	14,995,500
State Street Corp., 0.33%, 8/23/11	25,000,000	24,974,667

		64,966,542

Finance-Auto Loans ** (2.5%)
Toyota Motor Credit Corp., 0.43%, 6/9/11	20,000,000	19,990,900

Continued

2

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Toyota Motor Credit Corp., 0.42%, 7/6/11	25,000,000	24,981,208
Toyota Motor Credit Corp., 0.50%, 7/25/11	15,000,000	14,982,646

		59,954,754

Oil Company-Integrated ** (b) (2.5%)
Total Capital Canada, Ltd., 0.38%, 8/19/11	25,000,000	24,971,736
Total Capital Canada, Ltd., 0.39%, 12/16/11	17,000,000	16,958,907
Total Capital Canada, Ltd., 0.43%, 12/16/11	18,000,000	17,951,910

		59,882,553

Regional Authority (0.9%)
Texas Public Finance Authority, 0.28%, 5/3/11	20,200,000	20,200,000

Schools (1.3%)
University of Michigan, 0.29%, 5/4/11	8,795,000	8,795,000
University of Michigan, 0.30%, 5/23/11	12,000,000	12,000,000
University of Michigan, 0.27%, 7/7/11	10,000,000	10,000,000

		30,795,000

U.S. Municipals (2.6%)
Walnut Energy Center Authority, 0.29%, 6/13/11 (LOC: State Street Corp.) **	24,990,000	24,981,344
Massachusetts State Water Resources, 0.30%, 5/5/11	35,000,000	35,000,000

		59,981,344

Total Commercial Paper		517,681,228

Demand Notes (4.3%)
Building Products-Cement & Aggregate (1.0%)
Sioux City Brick & Tile Co., 0.24%, 12/1/36 (LOC: U.S. Bancorp), (Next Reset: 5/5/11) (a) (b)	22,675,000	22,675,000

Fiduciary Banks (0.9%)
State Street Corp., 0.37%, 4/30/12 (LOC: U.S. Bancorp), (Next Reset: 7/29/11) (a)	22,000,000	22,014,074

Non-Profit Charity (0.5%)
World Wildlife Fund, 0.24%, 7/1/30 (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11) (a)	12,350,000	12,350,000

Special Purpose Entity (a) (1.9%)
Corporate Finance Managers, Inc., Series B, 0.21%, 2/2/43 (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	11,150,000	11,150,000
Golf Gate Apartments, Series 2003, 0.21%, 9/1/28 (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	7,295,000	7,295,000
Pershing Drive Associates L.P., 0.37%, 12/15/28 (LOC: Rabobank Nederland NV), (Next Reset: 5/5/11)	10,940,000	10,940,000
Rush Medical Foundation, 0.25%, 12/1/31 (LOC: U.S. Bancorp), (Next Reset: 5/6/11)	5,400,000	5,400,000
Saddleback Valley Community Church, 0.21%, 11/1/38 (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	11,025,000	11,025,000

		45,810,000

Total Demand Notes		102,849,074

Municipal Demand Notes (36.7%)
California (a) (0.6%)
Housing Finance Agency, Housing Program Bonds, Series B, 0.21%, 8/1/36, (LOC: FNMA/FHLMC), (Next Reset: 5/4/11)	9,155,000	9,155,000
Kern Water Bank Authority, Series B, 0.21%, 7/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	3,716,000	3,716,000

Continued

3

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Sacramento County Housing Authority, Multi-Family, Natomas Park Apartments, Series B, 0.23%, 7/15/35, (LOC: FNMA), (Next Reset: 5/5/11)	715,000	715,000
Statewide Communities Development Authority, Multi-Family Housing, Series X-T, 0.27%, 10/15/32, (LOC: FNMA), (Next Reset: 5/5/11)	100,000	100,000

Statewide Communities Development Authority, Multi-Family, Valley Palms Apartments, Series C-T, 0.20%, 5/15/35, (LOC: FNMA), (Next Reset: 5/5/11)	1,495,000	1,495,000

		15,181,000

Colorado (a) (0.8%)
Housing & Finance Authority, Single Family Mortgage Bonds, Series B2, 0.21%, 11/1/33, (LOC: FNMA/FHLMC), (Next Reset: 5/4/11)	11,465,000	11,465,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series I, 0.23%, 11/1/36, (LOC: FNMA/FHLMC), (Next Reset: 5/4/11)	6,605,000	6,605,000

		18,070,000

Delaware (1.2%)
County of New Castle, Airport Facility Revenue, FlightSafety International, Inc. Project, AMT, 0.28%, 6/1/22, (LOC: Berkshire Hathaway), (Next Reset: 5/5/11) (a)	29,815,000	29,815,000

Florida (a) (2.0%)
Florida Municipal Power Agency, Series D, 0.24%, 10/1/25, (LOC: Bank of America), (Next Reset: 5/5/11)	32,285,000	32,285,000
Jacksonville Economic Development Commission, AMT, 0.45%, 4/1/33, (LOC: Wells Fargo & Co.), (Next Reset: 5/6/11)	6,260,000	6,260,000
University of South Florida Research Foundation, Inc., Multi-Tenant Office Building Project, Series C, 0.30%, 8/1/34, (LOC: Bank of America), (Next Reset: 5/4/11)	9,700,000	9,700,000

		48,245,000

Georgia (a) (0.4%)
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.40%, 5/15/33, (LOC: FNMA), (Next Reset: 5/4/11)	500,000	500,000
Winder-Barrow County JT Development Authority, 0.28%, 11/1/34, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	8,800,000	8,800,000

		9,300,000

Illinois (a) (2.7%)
City of Chicago Midway Airport Revenue, Series A-2, 0.28%, 1/1/25, (LOC: JP Morgan, Inc.), (Next Reset: 5/2/11)	26,975,000	26,975,000
County of Will, Exxon Mobil Project, AMT, 0.17%, 4/1/26, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	25,615,000	25,615,000
Finance Authority, Franciscan Communities, Series B, 0.40%, 5/1/36, (LOC: Bank of America), (Next Reset: 5/5/11)	11,655,000	11,655,000

		64,245,000

Indiana (a) (1.2%)
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B, 0.50%, 11/1/36, (LOC: FHLB), (Next Reset: 5/5/11)	940,000	940,000
Health Facility Financing Authority, Community Foundation of Northwest Indiana, Series B, 0.22%, 8/1/25, (LOC: Bank of Montreal), (Next Reset: 5/5/11)	19,615,000	19,615,000
Terre Haute, Industrial Revenue, Westminster Village Project, Series B, 0.32%, 8/1/36, (LOC: Banco Santander SA), (Next Reset: 5/5/11)	9,115,000	9,115,000

		29,670,000

Kentucky (a) (3.7%)
County of Boone, 0.40%, 6/1/23, (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	4,445,000	4,445,000
County of Carroll, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMT, 0.27%, 2/1/32, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	10,000,000	10,000,000

Continued

4

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Louisville & Jefferson County Regional Airport Authority, AMT, 0.24%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 5/2/11)	30,000,000	30,000,000
Louisville Regional Airport Authority, Series C, AMT, 0.21%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 5/2/11)	42,500,000	42,500,000

		86,945,000

Maryland (0.9%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.22%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 5/5/11) (a)	21,260,000	21,260,000

Massachusetts (0.7%)
Simmons College, Series C, 0.22%, 10/1/22, (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11) (a)	16,555,000	16,555,000

Michigan (a) (3.3%)
Charter Township of Ypsilanti, Capital Improvements, Series B, GO, 2.75%, 4/1/19, (LOC: Citigroup, Inc.), (Next Reset: 5/4/11)	2,280,000	2,280,000
Finance Authority, School Loan, 0.25%, 9/1/50, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11)	25,000,000	25,000,000
University of Michigan, Series A, 0.19%, 4/1/38, (LOC: University of Michigan), (Next Reset: 5/2/11)	50,000,000	50,000,000

		77,280,000

Minnesota (a) (1.6%)
City of St Paul, 0.21%, 11/1/25, (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	11,700,000	11,700,000
Office of Higher Education, Supplemental Student Loan, Series A, 0.23%, 12/1/43, (LOC: U.S. Bancorp), (Next Reset: 5/6/11)	25,600,000	25,600,000
Plymouth Revenue, Carlson Center Project, 0.30%, 4/1/12, (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	180,000	180,000

		37,480,000

Mississippi (a) (3.2%)
Business Finance Corp., Chevron USA, Inc. Project, Series A, 0.16%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/11)	19,500,000	19,500,000
Business Finance Corp., Chevron USA, Inc. Project, Series A, 0.22%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/4/11)	45,000,000	45,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series E, 0.20%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/11)	6,500,000	6,500,000
Business Finance Corp., Chevron USA, Inc. Project, Series H, 0.21%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/11)	5,200,000	5,200,000

		76,200,000

New Mexico (a) (0.2%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 0.21%, 11/1/22, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	3,835,000	3,835,000
Albuquerque Industrial Revenue, Ktech Corp. Project, 0.21%, 8/1/25, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	1,375,000	1,375,000

		5,210,000

New York (a) (2.1%)
Housing Development Corp., Via Verde Apartments, Series A, 0.23%, 1/1/16, (LOC: JP Morgan, Inc.), (Next Reset: 5/5/11)	6,300,000	6,300,000
New York State Housing Finance Agency, Series A, AMT, 0.25%, 11/1/41, (LOC: Bank of New York Co., Inc.), (Next Reset: 5/4/11)	44,000,000	44,000,000

		50,300,000

Ohio (a) (3.0%)
City of Cleveland, Airport System Revenue, Series B, 0.23%, 1/1/20, (LOC: U.S. Bancorp), (Next Reset: 5/5/11)	9,520,000	9,520,000

Continued

5

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

County of Cuyahoga Health Care Facilities, Franciscan Communities, Series F, 0.40%, 5/15/12, (LOC: Bank of America), (Next Reset: 5/5/11)	605,000	605,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.24%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 5/4/11)	35,000,000	35,000,000
Ohio Air Quality Development Authority, Series B, 0.33%, 6/1/24, (LOC: Bank of America), (Next Reset: 5/4/11)	26,000,000	26,000,000

		71,125,000

Pennsylvania (a) (0.5%)
Berks County Municipal Authority, Phoebe Dewitt Homes Obligated Group Project, Series C, 0.32%, 5/15/22, (LOC: Banco Santander SA), (Next Reset: 5/5/11)	2,645,000	2,645,000
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.25%, 10/1/28, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11)	9,000,000	9,000,000

		11,645,000

South Carolina (a) (1.5%)
Jobs-Economic Development Authority, 0.28%, 4/1/34, (LOC: Wells Fargo & Co.), (Next Reset: 5/5/11)	6,750,000	6,750,000
Jobs-Economic Development Authority, University Medical Associations Refinance Project, 0.23%, 7/1/37, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/11)	28,100,000	28,100,000

		34,850,000

Tennessee (a) (1.3%)
Johnson City Health & Educational Facilities Board, Series B1, 0.27%, 7/1/33, (LOC: U.S. Bancorp), (Next Reset: 5/4/11)	20,600,000	20,600,000
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B2, 0.25%, 7/1/33, (LOC: Northern Trust Corp.), (Next Reset: 5/4/11)	10,000,000	10,000,000

		30,600,000

Texas (a) (4.5%)
Brazos Harbor Industrial Development Corp., Series B, AMT, 0.37%, 5/1/37, (LOC: HSBC Holdings PLC), (Next Reset: 5/6/11)	5,050,000	5,050,000
Gulf Coast Waste Disposal Authority, AMT, 0.13%, 12/1/25, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	20,000,000	20,000,000
Lower Neches Valley Authority Industrial Development Corp., AMT, 0.13%, 4/1/29, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	16,900,000	16,900,000
Lower Neches Valley Authority Industrial Development Corp., Series B, AMT, 0.17%, 11/1/29, (LOC: Exxon Mobil Corp.), (Next Reset: 5/2/11)	15,600,000	15,600,000
Port of Port Arthur Navigation District, 0.29%, 5/1/33, (LOC: Total SA), (Next Reset: 5/4/11)	5,500,000	5,500,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.27%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 5/4/11)	28,250,000	28,250,000
State Veterans Housing Fund, Series A-2, GO, AMT, 0.26%, 12/1/29, (LOC: Wells Fargo & Co.), (Next Reset: 5/4/11)	14,700,000	14,700,000

		106,000,000

Utah (0.1%)
Telecommunication Open Infrastructure Agency, 0.25%, 6/1/40, (LOC: HSBC Holdings PLC), (Next Reset: 5/5/11) (a)	2,000,000	2,000,000

Virginia (0.3%)
Alexandria Industrial Development Authority, American Academy of Otolaryngology, Series A, 0.24%, 7/1/30, (LOC: Bank of America), (Next Reset: 5/5/11) (a)	8,450,000	8,450,000

Washington (a) (0.1%)
State Housing Finance Commission, Multi-Family, Granite Falls Retirement Plaza, Series B, 0.26%, 10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/11)	740,000	740,000

Continued

6

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

State Housing Finance Commission, Multi-Family, Vintage at Everett, Series B, 0.22%, 1/15/38, (LOC: FNMA), (Next Reset: 5/5/11)	1,065,000	1,065,000
State Housing Finance Commission, Summer Ridge, Series B, 0.25%, 12/1/29, (LOC: U.S. Bancorp), (Next Reset: 5/2/11)	295,000	295,000

		2,100,000

West Virginia (0.2%)
County of Brooke, Bethany College Project, Series B, 0.27%, 12/1/37, (LOC: Northern Trust Corp.), (Next Reset: 5/5/11) (a)	5,000,000	5,000,000

Wyoming (0.6%)
Sweetwater County Environmental Improvement, PacifiCorp Project, AMT, 0.28%, 11/1/25, (LOC: Barclays Bank PLC), (Next Reset: 5/2/11) (a)	14,400,000	14,400,000

Total Municipal Demand Notes		871,926,000

	Shares

Money Markets (c) (3.7%)
AIM STIT Liquid Assets Portfolio	86,195,039	86,195,039
Goldman Sachs Financial Square Prime Obligations Fund	1,283,489	1,283,489

Total Money Markets		87,478,528

	Principal
	Amount

Repurchase Agreements (5.3%)
Barclays PLC, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $10,000,025, Collateralized by U.S. Treasury Security, 0.00%, 7/7/11, value $10,200,090)	$10,000,000	10,000,000
Deutsche Bank, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $30,000,075, Collateralized by U.S. Government Agency Securities, 3.01%-3.57%, 11/15/19-10/27/23, value $30,600,699)	30,000,000	30,000,000
Toronto Dominion, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $60,000,200, Collateralized by U.S. Treasury Security, 3.63%, 4/15/28, value $61,200,111)	60,000,000	60,000,000
UBS Investment Bank, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $25,082,084, Collateralized by U.S. Government Agency Securities, 0.17%, 9/15/11-3/21/13, value $25,588,172)	25,082,000	25,082,000

Total Repurchase Agreements		125,082,000

Total Investments (Cost $2,324,016,620) † - 97.9%		2,324,016,620

Other assets in excess of liabilities - 2.1%		48,683,477

NET ASSETS - 100.0%		$2,372,700,097

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

Continued

7

Institutional Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At April 30, 2011, Institutional Money Market’s investments were in the following countries:

Country

Australia	0.6%
Canada	8.1%
Luxembourg	1.5%
United States	89.8%

Total	100.0%

See notes to schedules of investments.

8

Institutional Government Money Market
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (7.2%)
U.S. Government Agencies (7.2%)
Citibank NA, 1.38%, 8/10/11 (d)	$12,562,000	$12,600,068
Citibank NA, 1.25%, 9/22/11 (d)	4,040,000	4,056,492
Citibank NA, Series 1, 1.50%, 7/12/11 (d)	23,000,000	23,055,251
Citigroup, Inc., 1.03%, 12/9/11, (Next Reset: 5/9/11) (a) (d)	2,696,000	2,709,123
General Electric Capital Corp., 3.00%, 12/9/11 (d)	7,662,000	7,787,835
Goldman Sachs Group, Inc. (The), 0.56%, 11/9/11, (Next Reset: 5/9/11) (a) (d)	10,050,000	10,067,530
HSBC USA, Inc., 3.13%, 12/16/11 (d)	4,665,000	4,749,330
Morgan Stanley, 0.59%, 2/10/12, (Next Reset: 5/10/11) (a) (d)	4,600,000	4,612,152
PNC Funding Corp., 1.88%, 6/22/11 (d)	20,995,000	21,044,152
State Street Bank and Trust Co., 0.51%, 9/15/11, (Next Reset: 6/15/11) (a) (d)	7,400,000	7,406,534
US Central Federal Credit Union, 1.25%, 10/19/11 (e)	23,067,000	23,167,091
Wells Fargo & Co., 3.00%, 12/9/11 (d)	7,190,000	7,307,676

Total Corporate Bonds		128,563,234

Mortgage-Backed Securities (a) (4.2%)
U.S. Government Agencies (3.8%)
Freddie Mac, 0.23%, 8/15/21, (Next Reset: 5/5/11)	2,370,000	2,370,000
Freddie Mac, 0.23%, 1/15/42, (Next Reset: 5/5/11)	40,665,138	40,665,139
Freddie Mac, 0.23%, 7/15/43, (Next Reset: 5/5/11)	6,885,000	6,885,000
Freddie Mac, 0.23%, 10/15/45, (Next Reset: 5/5/11)	25,054,958	25,054,958

Total Mortgage-Backed Securities		74,975,097

U.S. Government Agencies (57.2%)
Fannie Mae (8.0%)
0.19%, 5/13/11 (a)	5,500,000	5,499,928
0.40%, 6/1/11 **	10,000,000	9,996,642
0.24%, 6/15/11 **	15,000,000	14,995,594
0.28%, 7/6/11 **	10,000,000	9,994,958
0.42%, 7/6/11 **	5,000,000	4,996,150
0.23%, 7/7/11 **	6,725,000	6,722,121
0.08%, 7/20/11 **	15,000,000	14,997,500
3.63%, 8/15/11	16,249,000	16,405,717
1.16%, 9/8/11	4,000,000	4,013,244
5.38%, 11/15/11	13,073,000	13,428,202
1.00%, 11/23/11	9,605,000	9,646,669
2.00%, 1/9/12	10,000,000	10,117,141
0.88%, 1/12/12	10,500,000	10,542,073
5.00%, 2/16/12	5,000,000	5,185,242
1.88%, 4/20/12	5,000,000	5,075,237

		141,616,418

Federal Farm Credit Bank (10.1%)
0.31%, 5/18/11, (Next Reset: 5/18/11) (a)	30,500,000	30,501,905
0.26%, 7/1/11, (Next Reset: 5/3/11) (a)	25,000,000	25,000,941
0.28%, 7/1/11, (Next Reset: 6/1/11) (a)	5,400,000	5,401,101
0.23%, 7/13/11 **	14,600,000	14,593,191
3.88%, 8/25/11	22,535,000	22,791,141
0.27%, 10/12/11, (Next Reset: 7/12/11) (a)	25,000,000	24,998,877
0.20%, 10/26/11, (Next Reset: 7/26/11) (a)	9,000,000	9,000,780
0.17%, 12/7/11, (Next Reset: 5/3/11) (a)	29,800,000	29,796,131
2.00%, 1/17/12	3,325,000	3,366,497
0.27%, 3/22/12, (Next Reset: 5/22/11) (a)	15,000,000	15,000,000

		180,450,564

Continued

1

Institutional Government Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Federal Home Loan Bank (17.2%)
0.80%, 5/6/11	9,000,000	9,000,640
0.19%, 5/13/11 (a)	3,000,000	2,999,999
2.63%, 5/20/11	1,500,000	1,501,821
1.13%, 6/3/11	11,450,000	11,457,253
0.14%, 6/7/11, (Next Reset: 5/7/11) (a)	13,155,000	13,154,368
3.13%, 6/10/11	7,275,000	7,296,416
4.25%, 6/10/11	4,700,000	4,719,416
3.38%, 6/24/11	10,000,000	10,044,043
3.63%, 7/1/11	18,225,000	18,325,092
0.13%, 7/11/11, (Next Reset: 5/11/11) (a)	25,000,000	24,998,545
0.14%, 7/15/11 (a)	9,600,000	9,598,570
1.63%, 7/27/11	17,525,000	17,583,414
5.38%, 8/19/11	4,300,000	4,366,022
5.00%, 9/9/11	5,885,000	5,983,713
0.21%, 9/12/11, (Next Reset: 6/12/11) (a)	9,650,000	9,649,290
0.27%, 9/30/11, (Next Reset: 6/30/11) (a)	25,000,000	25,000,000
4.88%, 10/5/11	2,550,000	2,599,859
5.00%, 10/13/11	3,400,000	3,471,806
0.18%, 10/20/11, (Next Reset: 5/2/11) (a)	30,000,000	30,000,000
0.27%, 11/7/11, (Next Reset: 5/7/11) (a)	16,995,000	16,999,206
4.88%, 11/15/11	3,100,000	3,177,453
0.31%, 11/28/11, (Next Reset: 5/2/11) (a)	7,140,000	7,145,237
0.30%, 12/15/11, (Next Reset: 6/15/11) (a)	15,000,000	15,000,000
0.19%, 1/24/12, (Next Reset: 5/2/11) (a)	25,000,000	25,002,785
0.20%, 2/2/12, (Next Reset: 5/2/11) (a)	8,500,000	8,499,327
0.22%, 3/23/12, (Next Reset: 5/2/11) (a)	6,750,000	6,751,530
5.75%, 5/15/12	10,385,000	10,969,484

		305,295,289

Freddie Mac (11.8%)
0.22%, 5/4/11 (a)	33,040,000	33,040,058
3.50%, 5/5/11	8,820,000	8,822,983
0.21%, 7/18/11 **	15,000,000	14,993,338
5.25%, 7/18/11	5,950,000	6,010,986
0.25%, 7/25/11 **	15,000,000	14,991,146
1.25%, 8/15/11	6,659,000	6,676,511
0.18%, 10/5/11 **	15,000,000	14,988,552
0.18%, 10/12/11 **	15,000,000	14,987,700
0.20%, 11/3/11 **	10,000,000	9,989,667
0.23%, 11/7/11, (Next Reset: 5/2/11) (a)	20,000,000	20,004,759
4.50%, 11/15/11	15,020,000	15,367,161
0.18%, 12/14/11, (Next Reset: 5/14/11) (a)	5,000,000	5,000,327
1.13%, 12/15/11	5,000,000	5,027,691
0.16%, 12/21/11, (Next Reset: 5/21/11) (a)	8,400,000	8,399,760
0.15%, 1/11/12, (Next Reset: 5/11/11) (a)	9,200,000	9,196,797
0.18%, 2/16/12, (Next Reset: 5/16/11) (a)	11,455,000	11,455,955
2.13%, 3/23/12	10,000,000	10,167,078

		209,120,469

Overseas Private Investment Corp. (a) (6.1%)
0.25%, 12/31/11, (Next Reset: 5/4/11)	25,051,000	25,051,000
0.25%, 5/15/21, (Next Reset: 5/4/11)	48,622,860	48,622,860
0.25%, 3/15/24, (Next Reset: 5/4/11)	34,852,435	34,852,435

		108,526,295

Straight-A Funding LLC ** (b) (4.0%)
0.25%, 5/9/11	15,000,000	14,999,167
0.25%, 5/16/11	15,817,000	15,815,352

Continued

2

Institutional Government Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

0.24%, 6/8/11	6,169,000	6,167,437
0.23%, 6/13/11	15,000,000	14,995,879
0.20%, 7/5/11	10,000,000	9,996,389
0.19%, 7/11/11	10,000,000	9,996,253

		71,970,477

Total U.S. Government Agencies		1,016,979,512

U.S. Treasury Obligations (0.3%)
U.S. Treasury Notes (0.3%)
U.S. Treasury Notes, 0.88%, 1/31/12	5,000,000	5,019,820

Total U.S. Treasury Obligations		5,019,820

	Shares

Money Markets (c) (0.0%)
AIM STIT Government & Agency Portfolio	124,001	124,001
Goldman Sachs Financial Square Government Fund	287,019	287,019

Total Money Markets		411,020

	Principal
	Amount

Repurchase Agreements (30.9%)
Bank of America Securities, LLC, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $130,000,325, Collateralized by U.S. Government Agency Securities, 0.00%-5.13%, 1/15/14-3/14/36, value $132,600,828)	$130,000,000	130,000,000
Barclays PLC, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $70,000,175, Collateralized by U.S. Treasury Securities, 0.00%, 2/9/12-3/8/12, value $71,400,003)	70,000,000	70,000,000
Deutsche Bank, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $185,000,463, Collateralized by U.S. Government Agency Securities, 0.00%-4.38%, 10/26/11-9/15/12, value $188,700,817)	185,000,000	185,000,000
Toronto Dominion, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $100,000,333, Collateralized by U.S. Treasury Security, 3.63%, 4/15/28, value $102,000,065)	100,000,000	100,000,000
UBS Investment Bank, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $65,444,218, Collateralized by U.S. Government Agency Securities, 0.00%-0.28%, 10/7/11-4/20/16, value $66,753,353)	65,444,000	65,444,000

Total Repurchase Agreements		550,444,000

Total Investments (Cost $1,776,392,683) † - 99.8%		1,776,392,683

Other assets in excess of liabilities - 0.2%		3,197,733

NET ASSETS - 100.0%		$1,779,590,416

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(e)	This security is guaranteed by the National Credit Union Administration (the “NCUA”) under the Temporary Corporate Credit Union Liquidity Guarantee Program.

Continued

3

Institutional Government Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

The following abbreviation is used in the Schedule of Investments:
FHLMC - Federal Home Loan Mortgage Corp.

See notes to schedules of investments.

4

U.S. Treasury Money Market
Schedule of Investments
April 30, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (c) (7.3%)
U.S. Government Agencies (7.3%)
Citibank NA, Series 1, 1.50%, 7/12/11	$36,850,000	$36,934,750
General Electric Capital Corp., 1.24%, 12/9/11, (Next Reset: 6/9/11) (a)	10,160,000	10,221,134
Goldman Sachs Group, Inc. (The), 0.56%, 11/9/11, (Next Reset: 5/9/11) (a)	11,260,000	11,278,263
JPMorgan Chase & Co., 3.13%, 12/1/11	15,000,000	15,241,141
JPMorgan Chase & Co., 1.00%, 12/2/11, (Next Reset: 5/2/11) (a)	9,700,000	9,743,720
State Street Bank and Trust Co., 0.51%, 9/15/11, (Next Reset: 6/15/11) (a)	6,550,000	6,556,000

		89,975,008

Total Corporate Bonds		89,975,008

U.S. Government Agencies (2.4%)
Overseas Private Investment Corp. (2.4%)
0.22%, 12/15/19 , (Next Reset: 5/4/11) (a)	30,000,000	30,000,000

Total U.S. Government Agencies		30,000,000

U.S. Treasury Bills (2.0%)
0.15%, 9/22/11 **	25,000,000	24,984,750

Total U.S. Treasury Bills		24,984,750

U.S. Treasury Notes (22.2%)
0.88%, 5/31/11	25,000,000	25,013,081
4.88%, 5/31/11	25,000,000	25,098,121
1.00%, 7/31/11	40,000,000	40,071,951
4.63%, 8/31/11	25,000,000	25,360,526
1.00%, 10/31/11	40,000,000	40,147,556
1.75%, 11/15/11	25,000,000	25,197,971
0.75%, 11/30/11	30,000,000	30,083,963
0.88%, 1/31/12	30,000,000	30,130,951
1.38%, 2/15/12	20,000,000	20,173,910
1.38%, 3/15/12	10,000,000	10,100,229

Total U.S. Treasury Notes		271,378,259

	Shares

Money Markets (b) (0.1%)
AIM STIT Treasury Portfolio	601,355	601,355
Goldman Sachs Financial Square Funds Treasury Obligations Fund	681,211	681,211

Total Money Markets		1,282,566

	Principal
	Amount

Repurchase Agreements (65.8%)
Bank of America Securities, LLC, 0.02%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $100,621,168, Collateralized by U.S. Treasury Securities, 0.63%-4.13%, 8/31/12-12/31/12, value $102,633,478)	$100,621,000	100,621,000
Barclays PLC, 0.03%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $145,000,363, Collateralized by U.S. Treasury Security, 1.75%, 1/31/14, value $147,900,033)	145,000,000	145,000,000
BMO Nesbitt Burns, 0.02%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $250,000,625, Collateralized by U.S. Treasury Securities, 0.00%-8.88%, 10/27/11-8/15/40, value $255,000,112)	250,000,000	250,000,000
Deutsche Bank, 0.02%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $50,000,083, Collateralized by U.S. Treasury Security, 1.25%, 7/15/20, value $51,000,005)	50,000,000	50,000,000

Continued

1

U.S. Treasury Money Market
Schedule of Investments, continued
April 30, 2011 (Unaudited)

Toronto Dominion, 0.04%, dated 4/29/11, due 5/2/11, (Repurchase proceeds, $260,000,867, Collateralized by U.S. Treasury Securities, 1.88%-3.88%, 7/15/15-4/15/29, value $265,200,098)	260,000,000	260,000,000

Total Repurchase Agreements		805,621,000

Total Investments (Cost $1,223,241,583) † - 99.8%		1,223,241,583

Other assets in excess of liabilities - 0.2%		1,977,082

NET ASSETS - 100.0%		$1,225,218,665

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2011.
(b)	Investment is in Institutional Shares of underlying fund/portfolio.
(c)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedule of investments.

2

Fifth Third Funds
Notes to Schedules of Investments
April 30, 2011 (Unaudited)

Open futures contracts as of April 30, 2011:
					Unrealized
	Number of			Notional	Appreciation/	Market
Fund	Contracts	Type	Description	Amount	(Depreciation)	Value

Structured Large Cap Plus	5	Long	S+P 500 Index Futures, 6/16/11	$1,638,207	$61,418	$1,699,625

Equity Index	26	Long	S+P 500 Index Futures, 6/16/11	8,482,513	355,537	8,838,050

International Equity	8	Long	ASX SPI 200 Index Futures, 6/16/11	957,458	3,911	961,369
	9	Long	Australian Dollar Futures, 6/13/11	898,681	83,489	982,170
	23	Long	British Pound Futures, 6/13/11	2,320,347	80,422	2,400,769
	85	Long	DJ EURO STOXX 50 Index Futures, 6/17/11	3,375,585	114,302	3,489,887
	20	Long	Euro Currency Futures, 6/13/11	3,470,318	234,682	3,705,000
	24	Long	FTSE 100 Index Futures, 6/17/11	2,301,555	45,664	2,347,219
	18	Long	Japanese Yen Futures, 6/13/11	2,723,461	50,789	2,774,250
	23	Long	TOPIX Index Futures, 6/10/11	2,602,141	(231,942)	2,370,199

	210			18,649,546	381,317	19,030,863

Total Return Bond	35	Long	U.S. Treasury 5-Year Note, 6/30/11	4,085,245	61,161	4,146,406
	15	Long	U.S. Treasury 10-Year Note, 6/21/11	1,784,336	32,774	1,817,110
	20	Long	U.S. Treasury 30-Year Bond, 6/21/11	2,385,207	62,293	2,447,500
	20	Long	Volatility Index Futures, 7/19/11	432,085	(39,085)	393,000

	90			8,686,873	117,143	8,804,016

Short Term Bond	55	Long	U.S. Treasury 2-Year Note, 6/30/11	11,994,984	56,891	12,051,875

Strategic Income	20	Long	Volatility Index Futures, 5/17/11	397,085	(63,085)	334,000
	20	Long	Volatility Index Futures, 6/14/11	418,085	(51,085)	367,000

	40			815,170	(114,170)	701,000

Open foreign currency contracts as of April 30, 2011:
					Net
		Delivery	Unrealized	Unrealized	Appreciation
Fund	Counterparty	Date	Appreciation	(Depreciation)	(Depreciation)

Strategic Income

1,508,829 Canadian Dollar (buy) vs. 128,000,000 Japanese Yen (sell)	UBS Warburg	10/4/11	$8,732	$—	$8,732
8,649,818 Norwegian Krone (buy) vs. 128,000,000 Japanese Yen (sell)	UBS Warburg	10/4/11	53,275	—	53,275

			$62,007	$—	$62,007

Credit default swaps on credit indices - sell protection[1]
			(Pay)/				Upfront
			Receive				Premiums
			Fixed	Expiration	Notional	Market	Paid/	Unrealized
Fund	Contract Type	Counterparty	Rate	Date	Amount[2]	Value[3]	(Received)	Appreciation

Total Return Bond	Markit CDX N.A. IG-15 Index	UBS Warburg	1.00%	12/20/15	$10,500,000	$(127,187)	$(81,690)	$(45,497)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See notes to schedules of investments.

1

Fifth Third Funds
Notes to Schedule of Investments
April 30, 2011 (Unaudited)

(1) Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a “Fund” and collectively the “Funds”) listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

Fund Name
Fifth Third Small Cap Growth Fund (“Small Cap Growth”)
Fifth Third Mid Cap Growth Fund (“Mid Cap Growth”)
Fifth Third Quality Growth Fund (“Quality Growth”)
Fifth Third Dividend Growth Fund (“Dividend Growth”)
Fifth Third Micro Cap Value Fund (“Micro Cap Value”)
Fifth Third Small Cap Value Fund (“Small Cap Value”)
Fifth Third All Cap Value Fund (“All Cap Value”)
Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value”)
Fifth Third Structured Large Cap Plus Fund (“Structured Large Cap Plus”)
Fifth Third Equity Index Fund (“Equity Index”)
Fifth Third International Equity Fund (“International Equity”)
Fifth Third Strategic Income Fund (“Strategic Income”)
Fifth Third LifeModel Aggressive FundSM (“LifeModel AggressiveSM”)
Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately AggressiveSM”)
Fifth Third LifeModel Moderate FundSM (“LifeModel ModerateSM”)
Fifth Third LifeModel Moderately Conservative FundSM (“LifeModel Moderately ConservativeSM”)
Fifth Third LifeModel Conservative FundSM (“LifeModel ConservativeSM”)
(the foregoing five funds collectively the “LifeModel FundsSM”)
Fifth Third High Yield Bond Fund (“High Yield Bond”)
Fifth Third Total Return Bond Fund (“Total Return Bond”)
Fifth Third Short Term Bond Fund (“Short Term Bond”)
Fifth Third Prime Money Market Fund (“Prime Money Market”)
Fifth Third Institutional Money Market Fund (“Institutional Money Market”)
Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market”)
Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)
(the foregoing four funds collectively the “Money Market Funds”)

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 7.

Securities Transactions and Related Income—Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or

Continued

1

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Currency Translation—The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Lending Portfolio Securities—Each Fund may lend securities up to 33 1/3% of the Fund’s total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Funds and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company (“State Street”), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or repledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day’s market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day’s market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open

Continued

2

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of April 30, 2011 cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. The non-cash collateral is made up of U.S. Treasury and U.S. agency bonds. The maturities range from June 23, 2011 to November 15, 2040, with interest rates ranging from 0.01% to 6.25%.

	Market Value of	Cash	Non-Cash
Fund	Securities on Loan	Collateral	Collateral

Small Cap Growth	$13,088,688	$13,418,787	$ —
Mid Cap Growth	16,179,446	16,541,023	—
Quality Growth	34,328,661	35,085,461	—
Dividend Growth	1,117,961	1,142,048	—
All Cap Value	9,153,244	9,378,600	16,388
Disciplined Large Cap Value	13,769,375	14,090,479	—
Equity Index	27,170,911	27,394,190	460,656
International Equity	24,640,584	24,144,244	1,774,035
High Yield Bond	12,047,509	12,297,223	—
Total Return Bond	16,270,909	16,621,575	—
Short Term Bond	26,762,286	27,311,896	—

Other—Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution fees.

(3) Securities and Other Investments

Repurchase Agreements—The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Short Sales — Structured Large Cap Plus sells securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

Beginning in March 2009, the prime broker for the Fund’s short sales is Pershing, LLC. Pershing, LLC is a subsidiary of Bank of New York Mellon Corporation. The LifeModel FundsSM invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus also affects the return on investments by the LifeModel FundsSM ..

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery (“TBAs”) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement

Continued

3

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4) Financial Derivative Instruments

Foreign Currency Contracts—The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

Futures Contracts—The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position (“initial margin”). Subsequent payments made or received by a Fund based on the daily change in the market value of the position (“variation margin”) are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

Swap Agreements — The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party – typically, a corporate issuer or sovereign issuer of an emerging country – on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed

Continued

4

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, “bullet-type” payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Total Return Bond held an open swap contract as of the date of this report. See Notes to Schedules of Investments.

(5) Restricted Securities

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be illiquid and are valued in accordance with the Trust’s Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At April 30, 2011, Total Return Bond and Short Term Bond held the following restricted securities:

					Value as
		Acquisition	Acquisition		% of
	Security Type	Date	Cost	Fair Value	Net Assets

Total Return Bond
Restructured Assets Certificates,
Series 2006-9, Class P	Mortgage-Backed Securities	8/10/06	$5,234,953	$3,673,425	1.50%

Short Term Bond
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A	Asset-Backed Securities	11/16/05	$414,263	$445,188	0.18%

(6) Principal Risks

Concentration Risk – International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Continued

5

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

Market and Credit Risk – In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Interest Rate Risk – Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk – If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(7) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Continued

6

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. There were no transfers between level 1 and level 2 during the period ended April 30, 2011.

(8) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock) – Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 3. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds’ net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity will use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

Corporate debt securities – Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument or an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy. Investments in the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, to the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on a active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Continued

7

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

Open-end investment companies – Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. government issuers – Investments are priced the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, pricest for similar instruments, interest rates and similar data, etc. Although most U.S. Government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties’ creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The market value of securities fair valued in accordance with procedures adopted by the Trustees as a percentage of total net assets as of this report date was 1.93% for Total Return Bond and 0.38% for Short Term Bond.

The following is a summary of the fair value hierarchy according to the inputs used as of April 30, 2011 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 4/30/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Indentical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	4/30/11

Small Cap Growth

Assets
Common Stock*	$46,484,813	$—	$—	$46,484,813
Investment Companies	13,418,787	—	—	13,418,787
Investments in Affiliates	392,001	—	—	392,001

Total	$60,295,601	$—	$—	$60,295,601

Mid Cap Growth

Assets
Common Stock*	$98,246,340	$—	$—	$98,246,340
Investment Companies	16,541,023	—	—	16,541,023
Investments in Affiliates	2,385,978	—	—	2,385,978

Total	$117,173,341	$—	$—	$117,173,341

Quality Growth

Assets
Common Stock*	$360,976,081	$—	$—	$360,976,081
Investment Companies	35,085,461	—	—	35,085,461
Asset-Backed Securities	—	57,246	—	57,246
Corporate Bonds	—	211,476	—	211,476
Mortgage Backed Securities	—	719,773	—	719,773
Investments in Affiliates	9,068,637	—	—	9,068,637

Total	$405,130,179	$988,495	$—	$406,118,674

Continued

8

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

Dividend Growth

Assets
Common Stock*	$6,138,888	$—	$—	$6,138,888
Investment Companies	1,142,048	—	—	1,142,048
Investments in Affiliates	134,057	—	—	134,057

Total	$7,414,993	$—	$—	$7,414,993

Micro Cap Value

Assets
Common Stock*	$55,365,212	$—	$—	$55,365,212
Investments in Affiliates	6,080,301	—	—	6,080,301

Total	$61,445,513	$—	$—	$61,445,513

Small Cap Value

Assets
Common Stock*	$69,174,848	$—	$—	$69,174,848
Investments in Affiliates	4,325,925	—	—	4,325,925

Total	$73,500,773	$—	$—	$73,500,773

All Cap Value

Assets
Common Stock*	$125,536,440	$—	$—	$125,536,440
Investment Companies	9,378,600	—	—	9,378,600
Investments in Affiliates	3,475,470	—	—	3,475,470

Total	$138,390,510	$—	$—	$138,390,510

Disciplined Large Cap Value

Assets
Common Stock*	$232,699,940	$—	$—	$232,699,940
Investment Companies	14,090,479	—	—	14,090,479
Investments in Affiliates	4,970,968	—	—	4,970,968

Total	$251,761,387	$—	$—	$251,761,387

Structured Large Cap Plus

Assets
Common Stock*	$119,279,118	$—	$—	$119,279,118
Investments in Affiliates	1,301,957	—	—	1,301,957
Other Financial Instruments**
Equity Contracts	61,418	—	—	61,418

Total	$120,642,493	$—	$—	$120,642,493

Liabilities
Securities Sold Short	$(27,543,328)	$—	$—	$(27,543,328)

Total	$(27,543,328)	$—	$—	$(27,543,328)

Equity Index

Assets
Common Stock*	$372,832,677	$—	$—	$372,832,677
Investment Companies	27,394,190	—	—	27,394,190
Investments in Affiliates	9,124,067	—	—	9,124,067
Other Financial Instruments**
Equity Contracts	355,537	—	—	355,537

Total	$409,706,471	$—	$—	$409,706,471

Continued

9

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

International Equity

Assets
Foreign Stocks*	$202,513,992	$—	$—	$202,513,992
Investment Companies	24,404,430	—	—	24,404,430
Rights	—	6,503		6,503
Investments in Affiliates	7,671,377	—	—	7,671,377
Other Financial Instruments**
Equity Contracts	163,877	—	—	163,877
Foreign Exchange Contracts	449,382	—	—	449,382

Total	$235,203,058	$6,503	$—	$235,209,561

Liabilities
Other Financial Instruments**
Equity Contracts	$(231,942)	$—	$—	$(231,942)

Total	$(231,942)	$—	$—	$(231,942)

Strategic Income

Assets
Asset-Backed Securities	$—	$4,173,860	$—	$4,173,860
Corporate Bonds	—	29,547,842	—	29,547,842
Foreign Bonds*	—	13,232,935	—	13,232,935
Mortgage-Backed Securities	—	10,601,738	—	10,601,738
U.S. Treasury Obligations	—	745,313	—	745,313
Common Stocks*	17,925,549	—	—	17,925,549
Investment Companies	13,928,954	—	—	13,928,954
Convertible Preferred Stocks	11,189,532	—	—	11,189,532
Preferred Stocks	54,310,966	—	—	54,310,966
Investments in Affiliates	5,476,400	—	—	5,476,400
Other Financial Instruments**
Foreign Currency Contracts	62,007	—	—	62,007

Total	$102,893,408	$58,301,688	$—	$161,195,096

Liabilities
Other Financial Instruments**
Equity Contracts	$(114,170)	$—	$—	$(114,170)

Total	$(114,170)	$—	$—	$(114,170)

LifeModel AggressiveSM

Assets
Investments in Affiliates	$125,074,580	$—	$—	$125,074,580

Total	$125,074,580	$—	$—	$125,074,580

LifeModel Moderately AggressiveSM

Assets
Investments in Affiliates	$206,564,279	$—	$—	$206,564,279

Total	$206,564,279	$—	$—	$206,564,279

LifeModel ModerateSM

Assets
Investments in Affiliates	$273,533,477	$—	$—	$273,533,477

Total	$273,533,477	$—	$—	$273,533,477

Continued

10

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

LifeModel Moderately ConservativeSM

Assets
Investments in Affiliates	$60,813,722	$—	$—	$60,813,722

Total	$60,813,722	$—	$—	$60,813,722

LifeModel ConservativeSM

Assets
Investments in Affiliates	$40,362,140	$—	$—	$40,362,140

Total	$40,362,140	$—	$—	$40,362,140

High Yield Bond

Assets
Convertible Bonds	$—	$245,723	$—	$245,723
Corporate Bonds	—	63,268,083	—	63,268,083
Foreign Bonds*	—	5,590,736	—	5,590,736
Investment Companies	12,297,223	—	—	12,297,223
Preferred Stocks	1,125,603	—	—	1,125,603
Investments in Affiliates	853,739	—	—	853,739

Total	$14,276,565	$69,104,542	$—	$83,381,107

Total Return Bond

Assets
Asset-Backed Securities	$—	$11,713,817	$—	$11,713,817
Corporate Bonds	—	50,784,695	—	50,784,695
Foreign Bonds*	—	15,951,247	—	15,951,247
Mortgage-Backed Securities
Agency Collateral Other	—	—	3,673,425	3,673,425
Other	—	143,025,049	—	143,025,049
Municipal Bonds	—	705,224	—	705,224
U.S. Treasury Obligations	—	14,705,635	—	14,705,635
Investment Companies	16,621,575	—	—	16,621,575
Preferred Stocks	7,681,936	—	—	7,681,936
Investments in Affiliates	3,918,753	—	—	3,918,753
Other Financial Instruments**
Interest Rate Contracts	156,228	—	—	156,228

Total	$28,378,492	$236,885,667	$3,673,425	$268,937,584

Liabilities
Other Financial Instruments**
Credit Contracts	$—	$(45,497)	$—	$(45,497)
Equity Contracts	(39,085)	—	—	(39,085)

Total	$(39,085)	$(45,497)	$—	$(84,582)

Short Term Bond

Assets
Asset-Backed Securities	$—	$22,299,550	$—	$22,299,550
Corporate Bonds	—	59,149,600	—	59,149,600
Foreign Bonds*	—	14,135,269	—	14,135,269
Mortgage-Backed Securities	—	49,757,182	—	49,757,182
Municipal Bonds	—	2,974,581	—	2,974,581
U.S. Government Agency Securities	—	76,629,804	—	76,629,804
U.S. Treasury Obligations	—	17,227,365	—	17,227,365
Investment Companies	27,311,896	—	—	27,311,896
Investments in Affiliates	5,473,625	—	—	5,473,625
Other Financial Instruments**
Interest Rate Contracts	56,891	—	—	56,891

Total	$32,842,412	$242,173,351	$—	$275,015,763

Continued

11

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

Prime Money Market

Assets
Corporate Bonds	$—	$123,712,504	$—	$123,712,504
Municipal Bonds	—	38,953,867	—	38,953,867
U.S. Government Agencies	—	60,003,884	—	60,003,884
Certificates of Deposit	—	94,240,000	—	94,240,000
Commercial Paper	—	124,262,785	—	124,262,785
Demand Notes	—	47,946,670	—	47,946,670
Municipal Demand Notes	—	274,789,824	—	274,789,824
Money Markets	19,623,385	—	—	19,623,385
Repurchase Agreements	—	64,581,000	—	64,581,000

Total	$19,623,385	$828,490,534	$—	$848,113,919

Institutional Money Market

Assets
Corporate Bonds	$—	$296,484,908	$—	$296,484,908
Mortgage-Backed Securities	—	7,229,358	—	7,229,358
Municipal Bonds	—	62,294,174	—	62,294,174
U.S. Government Agencies	—	109,991,350	—	109,991,350
Certificates of Deposit	—	228,995,000	—	228,995,000
Commercial Paper	—	431,686,228	—	431,686,228
Demand Notes	—	102,849,074	—	102,849,074
Municipal Demand Notes	—	871,926,000	—	871,926,000
Money Markets	87,478,528	—	—	87,478,528
Repurchase Agreements	—	125,082,000	—	125,082,000

Total	$87,478,528	$2,236,538,092	$—	$2,324,016,620

Institutional Government Money Market

Assets
Corporate Bonds	$—	$128,563,234	$—	$128,563,234
Mortgage-Backed Securities	—	68,090,097	—	68,090,097
U.S. Government Agencies	—	1,016,979,512	—	1,016,979,512
U.S. Treasury Notes	—	5,019,820		5,019,820
Demand Notes	—	6,885,000		6,885,000
Money Markets	411,020	—	—	411,020
Repurchase Agreements	—	550,444,000	—	550,444,000

Total	$411,020	$1,775,981,663	$—	$1,776,392,683

U.S. Treasury Money Market

Assets
Corporate Bonds	$—	$89,975,008	$—	$89,975,008
U.S. Government Agencies	—	30,000,000	—	30,000,000
U.S. Treasury Bills	—	24,984,750	—	24,984,750
U.S. Treasury Notes	—	271,378,259	—	271,378,259
Money Markets	1,282,566	—	—	1,282,566
Repurchase Agreements	—	805,621,000	—	805,621,000

Total	$1,282,566	$1,221,959,017	$—	$1,223,241,583

* Refer to Schedules of Investments for further information by industry/type and country.
** Financial derivative instruments may include open future contracts, swap contracts and forward foreign currency contracts.

Continued

12

Fifth Third Funds
Notes to Schedule of Investments, continued
April 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuation using significant unobservable inputs (level 3) for the Funds during the period ended April 30, 2011:

									Net
									Change in
									Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Quality Growth	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	4/30/2011	4/30/2011

Asset Backed Securities
Other ABS	$38,693	$(50,833)	$(5,545)	$(4,080)	$21,765	$—	$—	$—	$—

Total	$38,693	$(50,833)	$(5,545)	$(4,080)	$21,765	$—	$—	$—	$—

									Net
									Change in
									Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Strategic Income	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	4/30/2011	4/30/2011

Asset Backed Securities
Other ABS	$425,622	$(559,158)	$(66,741)	$(43,614)	$243,891	$—	$—	$—	$—
Corporate Bonds
Airlines	1,067,216	(1,072,135)	(47)	46,663	(41,697)	—	—	—	—

Total	$1,492,838	$(1,631,293)	$(66,788)	$3,049	$202,194	$—	$—	$—	$—

									Net
									Change in
									Unrealized
					Total				Appreciation
				Total	Change in				(Depreciation)
	Beginning	Net	Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance	Purchases	Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Total Return Bond	7/31/2010	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	4/30/2011	4/30/2011

Asset Backed Securities
Other ABS	$878,329	$(1,153,898)	$(136,871)	$(88,679)	$501,119	$—	$—	$—	$—
Corporate Bonds
Airlines	1,504,775	(1,511,710)	(67)	66,104	(59,102)	—	—	—	—
Corporate Bonds
Agency Collateral
Other	3,445,575	—	(5)	—	227,855	—	—	3,673,425	227,855

Total	$5,828,679	$(2,665,608)	$(136,943)	$(22,575)	$669,872	$—	$—	$3,673,425	$227,855

(9) Information Regarding Settled Legal Proceedings

Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for short sales in the Structured Large Cap Plus Fund. Due to bankruptcy, LBI’s business was liquidated under the Securities Investor Protection Act of 1970. The trustee for the liquidation proceedings (the "Liquidation Trustee") had taken a position with respect to the valuation date for the Fund’s short positions which Fund management believed to be incorrect and materially disadvantageous to the Fund. The Fund settled with the Liquidation Trustee on November 15, 2010.

(10) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

13

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
E. Keith Wirtz
President
(Principal Executive Officer)

Date: June 20, 2011

/s/ Shannon King
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date: June 20, 2011